UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 09/30/2024

Item 1.	Reports to Stockholders.
(a)

RIVERNORTH CORE OPPORTUNITY FUND

CLASS I : RNCIX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth Core Opportunity Fund - Class I for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class I	$163	1.58%

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to closed-end funds (CEFs) was the primary driver of returns. Deconstructing the Fund’s CEF portfolio further, exposure to the underlying net asset values (NAV) contributed the most to performance over the period, with CEF discount narrowing also contributing significant positive returns.

The Fund also experienced positive absolute contribution from its exposure to exchange traded funds , investment company debt and business development companies. However, these asset classes contributed negatively to performance on a relative basis when compared against the Fund’s primary benchmark.

CEF investor sentiment continues to improve, bolstered to some extent by the Federal Reserve's September interest rate cut, which was the first since the pandemic. While CEF discounts have moved towards longer-term averages, we believe there are still opportunities for further discount narrowing from here. To that end, we believe the Fund is positioned well to take advantage of CEF trading opportunities as they present themselves. Additionally, our view is that owning CEFs trading at a discount is an excellent source of incremental yield and potential capital appreciation, relative to owning the underlying assets directly.

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $200,717	S&P 500 Total Return Index - $350,980	Bloomberg US Aggregate Bond Index - $120,045	60% S&P 500 and 40% Bloomberg US Aggregate - $234,326
9/30/2014	$100,000	$100,000	$100,000	$100,000
3/31/2015	$103,232	$105,930	$103,430	$105,022
9/30/2015	$92,499	$99,385	$102,941	$100,953
3/31/2016	$97,175	$107,818	$105,457	$107,220
9/30/2016	$106,608	$114,721	$108,286	$112,491
3/31/2017	$113,928	$126,333	$105,922	$118,220
9/30/2017	$122,395	$136,070	$108,365	$124,753
3/31/2018	$125,363	$144,010	$107,196	$128,634
9/30/2018	$129,638	$160,440	$107,047	$137,214
3/31/2019	$129,266	$157,686	$111,999	$138,648
9/30/2019	$134,190	$167,265	$118,069	$146,954
3/31/2020	$106,509	$146,682	$122,005	$138,106
9/30/2020	$130,169	$192,605	$126,315	$165,324
3/31/2021	$162,959	$229,340	$122,872	$181,898
9/30/2021	$173,072	$250,395	$125,185	$193,290
3/31/2022	$169,797	$265,223	$117,770	$195,541
9/30/2022	$144,162	$211,654	$106,908	$164,592
3/31/2023	$160,011	$244,725	$112,136	$183,312
9/30/2023	$160,553	$257,408	$107,597	$186,003
3/31/2024	$187,755	$317,852	$114,041	$216,251
9/30/2024	$200,717	$350,980	$120,045	$234,326

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.00% of NAV. For the fiscal year ending September 30, 2024, 0% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	1 Year	5 Year	10 Year
Class I	25.02%	8.39%	7.22%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
60% S&P 500 and 40% Bloomberg US Aggregate	25.98%	9.78%	8.89%

FUND STATISTICS

  Total Net Assets$45,657,824
  # of Portfolio Holdings44
  Portfolio Turnover Rate (Class I)41%
  Advisory Fees Paid$455,333

As of September 30, 2024. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT VEHICLE ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Closed-End Funds	71.51%
Short-Term Investments	13.63%
Exchange Traded Funds	7.95%
U.S. Corporate Bonds	2.57%
U.S. Government Bonds and Notes	2.19%
Closed-End Funds - Preferred Shares	0.84%
Business Development Companies	0.80%
Business Development Company Notes	0.43%
Warrants	0.01%
Rights	0.00%

ASSET CLASS ALLOCATION

As of September 30, 2024

(percentages are based on net assets)

Value	Value
Fixed Income	51.24%
Domestic Equity	23.29%
Cash Equivalents	16.70%
International Equity	14.03%
Investment Co. Bonds	3.01%
BDCs	1.16%
SPACs	0.51%
Alternatives	0.44%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rncix-rncox/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.848.7569.

RIVERNORTH CORE OPPORTUNITY FUND

 CLASS I : RNCIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2024

76881N889–A–09302024

RIVERNORTH CORE OPPORTUNITY FUND

CLASS R : RNCOX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth Core Opportunity Fund - Class R for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rncix-rncox/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Core Opportunity Fund - Class R	$190	1.84%

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to closed-end funds (CEFs) was the primary driver of returns. Deconstructing the Fund’s CEF portfolio further, exposure to the underlying net asset values (NAV) contributed the most to performance over the period, with CEF discount narrowing also contributing significant positive returns.

The Fund also experienced positive absolute contribution from its exposure to exchange traded funds , investment company debt and business development companies. However, these asset classes contributed negatively to performance on a relative basis when compared against the Fund’s primary benchmark.

CEF investor sentiment continues to improve, bolstered to some extent by the Federal Reserve's September interest rate cut, which was the first since the pandemic. While CEF discounts have moved towards longer-term averages, we believe there are still opportunities for further discount narrowing from here. To that end, we believe the Fund is positioned well to take advantage of CEF trading opportunities as they present themselves. Additionally, our view is that owning CEFs trading at a discount is an excellent source of incremental yield and potential capital appreciation, relative to owning the underlying assets directly.

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $19,612	S&P 500 Total Return Index - $35,098	Bloomberg US Aggregate Bond Index - $12,004	60% S&P 500 and 40% Bloomberg US Aggregate - $23,433
9/30/2014	$10,000	$10,000	$10,000	$10,000
3/31/2015	$10,316	$10,593	$10,343	$10,502
9/30/2015	$9,233	$9,939	$10,294	$10,095
3/31/2016	$9,688	$10,782	$10,546	$10,722
9/30/2016	$10,615	$11,472	$10,829	$11,249
3/31/2017	$11,329	$12,633	$10,592	$11,822
9/30/2017	$12,155	$13,607	$10,836	$12,475
3/31/2018	$12,443	$14,401	$10,720	$12,863
9/30/2018	$12,849	$16,044	$10,705	$13,721
3/31/2019	$12,794	$15,769	$11,200	$13,865
9/30/2019	$13,264	$16,727	$11,807	$14,695
3/31/2020	$10,518	$14,668	$12,201	$13,811
9/30/2020	$12,835	$19,260	$12,632	$16,532
3/31/2021	$16,043	$22,934	$12,287	$18,190
9/30/2021	$17,016	$25,040	$12,518	$19,329
3/31/2022	$16,677	$26,522	$11,777	$19,554
9/30/2022	$14,145	$21,165	$10,691	$16,459
3/31/2023	$15,678	$24,472	$11,214	$18,331
9/30/2023	$15,711	$25,741	$10,760	$18,600
3/31/2024	$18,346	$31,785	$11,404	$21,625
9/30/2024	$19,612	$35,098	$12,004	$23,433

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.25% of NAV. For the fiscal year ending September 30, 2024, 0% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth Core Opportunity Fund	1 Year	5 Year	10 Year
Class R	24.83%	8.14%	6.97%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
60% S&P 500 and 40% Bloomberg US Aggregate	25.98%	9.78%	8.89%

FUND STATISTICS

  Total Net Assets$45,657,824
  # of Portfolio Holdings44
  Portfolio Turnover Rate (Class R)41%
  Advisory Fees Paid$455,333

As of September 30, 2024. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

INVESTMENT VEHICLE ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Closed-End Funds	71.51%
Short-Term Investments	13.63%
Exchange Traded Funds	7.95%
U.S. Corporate Bonds	2.57%
U.S. Government Bonds and Notes	2.19%
Closed-End Funds - Preferred Shares	0.84%
Business Development Companies	0.80%
Business Development Company Notes	0.43%
Warrants	0.01%
Rights	0.00%

ASSET CLASS ALLOCATION

As of September 30, 2024

(percentages are based on net assets)

Value	Value
Fixed Income	51.24%
Domestic Equity	23.29%
Cash Equivalents	16.70%
International Equity	14.03%
Investment Co. Bonds	3.01%
BDCs	1.16%
SPACs	0.51%
Alternatives	0.44%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rncix-rncox/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.848.7569.

RIVERNORTH CORE OPPORTUNITY FUND

 CLASS R : RNCOX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2024

76881N103–A–09302024

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS I : RNSIX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class I for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$97	0.94%

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to the Tactical Closed-End Fund Income strategy, managed by RiverNorth Capital Management, LLC was the primary driver of returns. Looking within the strategy, exposure to closed-end fund ("CEF") net asset values combined with discount narrowing were the largest drivers of returns. The strategy’s exposure to investment company debt contributed positively to absolute returns, however it detracted on a relative basis as compared to the Fund’s primary benchmark.

The Core Fixed Income Strategy and the Opportunistic Income Strategy, both managed by DoubleLine Capital, LP, also contributed positively to returns relative to the Fund’s benchmark.

We believe each of these strategies has a compelling investment thesis. The Opportunistic Fixed Income strategy provides exposure to a diversified portfolio of traditional and bespoke credit assets overseen by what we believe to be is one of the top fixed income managers in the world. As CEF investor sentiment continues to improve, the Tactical Closed-End Fund Income strategy may be poised to benefit from further discount narrowing. The Core Fixed Income strategy provides exposure to a diversified portfolio of fixed income assets while also providing capital that can be rapidly deployed in the event of further capital market or interest rate volatility.

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $143,338	Bloomberg US Aggregate Bond Index - $120,045
9/30/2014	$100,000	$100,000
3/31/2015	$102,404	$103,430
9/30/2015	$100,036	$102,941
3/31/2016	$103,073	$105,457
9/30/2016	$108,941	$108,286
3/31/2017	$110,790	$105,922
9/30/2017	$114,031	$108,365
3/31/2018	$113,525	$107,196
9/30/2018	$114,627	$107,047
3/31/2019	$118,461	$111,999
9/30/2019	$123,911	$118,069
3/31/2020	$116,187	$122,005
9/30/2020	$128,262	$126,315
3/31/2021	$134,012	$122,872
9/30/2021	$137,901	$125,185
3/31/2022	$131,880	$117,770
9/30/2022	$118,544	$106,908
3/31/2023	$124,139	$112,136
9/30/2023	$122,694	$107,597
3/31/2024	$134,610	$114,041
9/30/2024	$143,338	$120,045

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.50% of NAV. For the fiscal year ending September 30, 2024, 29% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class I	16.82%	2.96%	3.67%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

FUND STATISTICS

  Total Net Assets$1,279,994,692
  # of Portfolio Holdings1,266
  Portfolio Turnover Rate (Class I)84%
  Advisory Fees Paid$9,225,218

As of September 30, 2024. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
DoubleLine Core Fixed Income	28.96%
Tactical Closed-End Fund Income Strategy (RiverNorth)	32.84%
DoubleLine Opportunistic Fixed Income	38.20%

SECTOR ALLOCATION

As of September 30, 2024

(percentages are based on net assets)

Value	Value
Non-Agency MBS	20.02%
US Government	17.18%
Agency MBS	11.74%
High Yield	6.93%
Muni/BAB	9.80%
Investment Co. Bonds	7.70%
CMBS	7.06%
Cash Equivalents	5.70%
Bank Loans	5.23%
Investment Grade	4.71%
EM Debt	3.18%
Other	3.36%
Developed Foreign	1.45%
Infrastructure	1.26%
Convertibles	0.05%
Preferreds	0.76%
BDCs	0.31%
Equity	0.21%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS I : RNSIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2024

76881N202–A–09302024

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

CLASS R : RNDLX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/DoubleLine Strategic Income Fund - Class R for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$123	1.19%

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to the Tactical Closed-End Fund Income strategy, managed by RiverNorth Capital Management, LLC was the primary driver of returns. Looking within the strategy, exposure to closed-end fund ("CEF") net asset values combined with discount narrowing were the largest drivers of returns. The strategy’s exposure to investment company debt contributed positively to absolute returns, however it detracted on a relative basis as compared to the Fund’s primary benchmark.

The Core Fixed Income Strategy and the Opportunistic Income Strategy, both managed by DoubleLine Capital, LP, also contributed positively to returns relative to the Fund’s benchmark.

We believe each of these strategies has a compelling investment thesis. The Opportunistic Fixed Income strategy provides exposure to a diversified portfolio of traditional and bespoke credit assets overseen by what we believe to be is one of the top fixed income managers in the world. As CEF investor sentiment continues to improve, the Tactical Closed-End Fund Income strategy may be poised to benefit from further discount narrowing. The Core Fixed Income strategy provides exposure to a diversified portfolio of fixed income assets while also providing capital that can be rapidly deployed in the event of further capital market or interest rate volatility.

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $13,984	Bloomberg US Aggregate Bond Index - $12,004
9/30/2014	$10,000	$10,000
3/31/2015	$10,237	$10,343
9/30/2015	$9,988	$10,294
3/31/2016	$10,268	$10,546
9/30/2016	$10,849	$10,829
3/31/2017	$11,019	$10,592
9/30/2017	$11,326	$10,836
3/31/2018	$11,262	$10,720
9/30/2018	$11,346	$10,705
3/31/2019	$11,721	$11,200
9/30/2019	$12,244	$11,807
3/31/2020	$11,468	$12,201
9/30/2020	$12,642	$12,632
3/31/2021	$13,191	$12,287
9/30/2021	$13,556	$12,518
3/31/2022	$12,949	$11,777
9/30/2022	$11,627	$10,691
3/31/2023	$12,145	$11,214
9/30/2023	$12,003	$10,760
3/31/2024	$13,149	$11,404
9/30/2024	$13,984	$12,004

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.25% of NAV. For the fiscal year ending September 30, 2024, 29% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class R	16.50%	2.69%	3.41%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

FUND STATISTICS

  Total Net Assets$1,279,994,692
  # of Portfolio Holdings1,266
  Portfolio Turnover Rate (Class R)84%
  Advisory Fees Paid$9,225,218

As of September 30, 2024. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
DoubleLine Core Fixed Income	28.96%
Tactical Closed-End Fund Income Strategy (RiverNorth)	32.84%
DoubleLine Opportunistic Fixed Income	38.20%

SECTOR ALLOCATION

As of September 30, 2024

(percentages are based on net assets)

Value	Value
Non-Agency MBS	20.02%
US Government	17.18%
Agency MBS	11.74%
High Yield	6.93%
Muni/BAB	9.80%
Investment Co. Bonds	7.70%
CMBS	7.06%
Cash Equivalents	5.70%
Bank Loans	5.23%
Investment Grade	4.71%
EM Debt	3.18%
Other	3.36%
Developed Foreign	1.45%
Infrastructure	1.26%
Convertibles	0.05%
Preferreds	0.76%
BDCs	0.31%
Equity	0.21%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnsix-rndlx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.848.7569.

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

 CLASS R : RNDLX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2024

76881N301–A–09302024

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS I : RNHIX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class I for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$138	1.35%

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to high yield bonds was the primary driver of returns. The Fund’s exposure to investment company debt also contributed positively to returns over the fiscal year. Trading activities within the RiverNorth Capital Management, LLC sleeve detracted from returns relative to the Fund’s primary benchmark for the fiscal year.

The Fund continues to offer investors access to Oaktree Fund Advisers, LLC, in our opinion one of the world’s top credit managers, while also providing a unique source of income and potential capital appreciation by overlaying opportunistic exposure to closed end funds, business development companies, and investment company debt.

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $100,000 INVESTMENT

	Class I - $149,005	Bloomberg US Aggregate Bond Index - $120,045	ICE BofAML Non-Financial Developed HY Constrained Index - $152,106	CS Leveraged Loan Index - $158,632
9/30/2014	$100,000	$100,000	$100,000	$100,000
3/31/2015	$101,235	$103,430	$98,783	$101,691
9/30/2015	$96,497	$102,941	$94,521	$101,233
3/31/2016	$98,317	$105,457	$96,175	$100,566
9/30/2016	$106,230	$108,286	$106,025	$106,622
3/31/2017	$110,657	$105,922	$109,833	$110,333
9/30/2017	$113,780	$108,365	$116,444	$112,339
3/31/2018	$114,056	$107,196	$116,865	$115,452
9/30/2018	$116,306	$107,047	$118,881	$118,228
3/31/2019	$117,980	$111,999	$120,624	$118,915
9/30/2019	$121,944	$118,069	$124,087	$121,909
3/31/2020	$107,715	$122,005	$109,932	$107,607
9/30/2020	$121,921	$126,315	$127,671	$122,927
3/31/2021	$129,184	$122,872	$137,360	$129,956
9/30/2021	$132,349	$125,185	$141,418	$133,324
3/31/2022	$129,602	$117,770	$134,581	$134,140
9/30/2022	$119,069	$106,908	$116,358	$129,829
3/31/2023	$128,176	$112,136	$128,520	$136,989
9/30/2023	$131,681	$107,597	$130,782	$146,024
3/31/2024	$141,753	$114,041	$142,290	$153,979
9/30/2024	$149,005	$120,045	$152,106	$158,632

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. As of September 2024, pursuant to the new regulatory requirements, the Bloomberg US Aggregate Bond Index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 7.25% of NAV. For the fiscal year ending September 30, 2024, 21% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class I	13.16%	4.09%	4.07%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	16.30%	4.16%	4.28%
CS Leveraged Loan Index	8.63%	5.41%	4.72%

FUND STATISTICS

  Total Net Assets$55,809,203
  # of Portfolio Holdings438
  Portfolio Turnover Rate (Class I)57%
  Advisory Fees Paid$541,416

As of September 30, 2024. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	84.94%
Tactical Closed-End Fund Income Strategy (RiverNorth)	15.06%

SECTOR ALLOCATION

As of September 30, 2024

(percentages are based on net assets)

Value	Value
High Yield	49.57%
Developed Foreign	20.06%
Bank Loans	11.35%
Cash Equivalents	7.42%
Investment Co. Bonds	7.65%
US Government	1.28%
Convertibles	1.02%
Investment Grade	0.53%
EM Debt	0.18%
Equity	0.16%
CMBS	0.05%
Non-Agency MBS	0.05%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS I : RNHIX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2024

76881N806–A–09302024

RIVERNORTH/OAKTREE HIGH INCOME FUND

CLASS R : RNOTX

Annual Shareholder Report - September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about RiverNorth/Oaktree High Income Fund - Class R for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$164	1.60%

HOW DID THE FUND PERFORM LAST YEAR?

For the fiscal year ended September 30, 2024, the Fund’s exposure to high yield bonds was the primary driver of returns. The Fund’s exposure to investment company debt also contributed positively to returns over the fiscal year. Trading activities within the RiverNorth Capital Management, LLC sleeve detracted from returns relative to the Fund’s primary benchmark for the fiscal year.

The Fund continues to offer investors access to Oaktree Fund Advisers, LLC, in our opinion one of the world’s top credit managers, while also providing a unique source of income and potential capital appreciation by overlaying opportunistic exposure to closed end funds, business development companies, and investment company debt.

HOW DID THE FUND PERFORM THE LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class R - $14,537	Bloomberg US Aggregate Bond Index - $12,004	ICE BofAML Non-Financial Developed HY Constrained Index - $15,211	CS Leveraged Loan Index - $15,863
9/30/2014	$10,000	$10,000	$10,000	$10,000
3/31/2015	$10,111	$10,343	$9,878	$10,169
9/30/2015	$9,624	$10,294	$9,452	$10,123
3/31/2016	$9,793	$10,546	$9,618	$10,057
9/30/2016	$10,570	$10,829	$10,602	$10,662
3/31/2017	$10,995	$10,592	$10,983	$11,033
9/30/2017	$11,292	$10,836	$11,644	$11,234
3/31/2018	$11,317	$10,720	$11,686	$11,545
9/30/2018	$11,514	$10,705	$11,888	$11,823
3/31/2019	$11,665	$11,200	$12,062	$11,891
9/30/2019	$12,042	$11,807	$12,409	$12,191
3/31/2020	$10,622	$12,201	$10,993	$10,761
9/30/2020	$12,010	$12,632	$12,767	$12,293
3/31/2021	$12,710	$12,287	$13,736	$12,996
9/30/2021	$13,008	$12,518	$14,142	$13,332
3/31/2022	$12,722	$11,777	$13,458	$13,414
9/30/2022	$11,672	$10,691	$11,636	$12,983
3/31/2023	$12,550	$11,214	$12,852	$13,699
9/30/2023	$12,878	$10,760	$13,078	$14,602
3/31/2024	$13,862	$11,404	$14,229	$15,398
9/30/2024	$14,537	$12,004	$15,211	$15,863

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. As of September 2024, pursuant to the new regulatory requirements, the Bloomberg US Aggregate Bond Index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

LEVEL DISTRIBUTION INFORMATION

The Fund currently targets a level distribution set at 6.50% of NAV. For the fiscal year ending September 30, 2024, 21% of the total distributions paid was characterized as a return of capital.

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class R	12.88%	3.84%	3.81%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	16.30%	4.16%	4.28%
CS Leveraged Loan Index	8.63%	5.41%	4.72%

FUND STATISTICS

  Total Net Assets$55,809,203
  # of Portfolio Holdings438
  Portfolio Turnover Rate (Class R)57%
  Advisory Fees Paid$541,416

As of September 30, 2024. Past performance does not guarantee future results. Call 888.848.7569 for current month-end performance.

WHAT DID THE FUND INVEST IN?

STRATEGY ALLOCATION

As of September 30, 2024

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	84.94%
Tactical Closed-End Fund Income Strategy (RiverNorth)	15.06%

SECTOR ALLOCATION

As of September 30, 2024

(percentages are based on net assets)

Value	Value
High Yield	49.57%
Developed Foreign	20.06%
Bank Loans	11.35%
Cash Equivalents	7.42%
Investment Co. Bonds	7.65%
US Government	1.28%
Convertibles	1.02%
Investment Grade	0.53%
EM Debt	0.18%
Equity	0.16%
CMBS	0.05%
Non-Agency MBS	0.05%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.rivernorth.com/investments/rnhix-rnotx/.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 888.848.7569.

RIVERNORTH/OAKTREE HIGH INCOME FUND

 CLASS R : RNOTX

Distributor, ALPS Distributors, Inc.

Phone: 888.848.7569

Annual Shareholder Report - September 30, 2024

76881N707–A–09302024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	RiverNorth Funds (the “Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions (“Officers”) on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant has included with this filing, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has as least one audit committee financial expert serving on its Audit Committee. The Board of Trustees has determined that J. Wayne Hutchens qualifies as the Registrant’s “audit committee financial expert.” Mr. Hutchens is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for professional services rendered by Cohen & Company, Ltd. (“Cohen”) for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $111,200 and $133,700, respectively.

(b)	Audit-Related Fees. For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for assurance and related services by Cohen that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $2,500 and $1,665, respectively. These fees are related to auditor consents in connection with the Registrant’s annual registration statement update filing with the U.S. Securities and Exchange Commission.

(c)	Tax Fees. For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for professional services rendered by Cohen for tax compliance, tax advice, and tax planning were $15,900 and $15,900, respectively. These fees are related to the preparation of tax returns.

(d)	All Other Fees. For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for products and services provided by Cohen, other than the services reported in paragraphs (a) through (c) of this Item were $20,000 and $13,000, respectively. These fees are related to research regarding recognition and treatment of income.

(e)
(1)	Audit Committee’s Pre-Approval Policies. The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Registrant, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant, and (v) receive the auditors’ specific representations as to their independence.

(2)	Percentages of Services Approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Registrant
Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

Fiscal Year	Registrant	Adviser
FY 2024	$0	$0
FY 2023	$0	$0

(h)	Not applicable to the Registrant.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included in the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

9.30.2024

Annual Financial Statements & Other Information

RiverNorth Funds	Table of Contents

Schedule of Investments
RiverNorth Core Opportunity Fund	1
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	57
Statement of Assets and Liabilities	74
Statement of Operations	78
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	81
RiverNorth/DoubleLine Strategic Income Fund	83
RiverNorth/Oaktree High Income Fund	85
Financial Highlights	88
Notes to Financial Statements and Financial Highlights	111
Report of Independent Registered Public Accounting Firm	133
Additional Information	134

RiverNorth Core Opportunity Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
CLOSED-END FUNDS - 71.51%
Great Britain - 9.94%
95,547	Pershing Square Holdings Ltd.	$4,538,482
United States - 61.57%
100	Advent Convertible and Income Fund	1,174
11,192	Alpine Global Dynamic Dividend Fund	118,859
172,668	Avenue Income Credit Strategies Fund	1,143,064
212,623	BlackRock Capital Allocation Term Trust	3,497,648
240,856	BlackRock ESG Capital Allocation Term Trust	4,272,786
31,287	BlackRock Health Sciences Term Trust	495,586
53,617	BlackRock Innovation and Growth Term Trust	404,808
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	427,305
46,272	BlackRock MuniYield New York Quality Fund, Inc.	498,812
48,140	BlackRock Resources & Commodities Strategy Trust	462,144
61,198	BlackRock Science and Technology Term Trust	1,175,002
73,949	Blackstone/GSO Senior Floating Rate Term Fund	1,044,160
76,951	Calamos Long/Short Equity & Dynamic Income Trust	1,207,207
186,260	Clough Global Equity Fund	1,292,496
142,496	Clough Global Opportunities Fund	776,603
42,279	First Trust High Yield Opportunities 2027 Term Fund	639,259
70,439	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	662,831
52,716	Nuveen AMT-Free Municipal Credit Income Fund	705,867
86,410	Nuveen AMT-Free Quality Municipal Income Fund	1,034,328
60,333	Nuveen Municipal Credit Income Fund	790,362
182,948	Nuveen Municipal Value Fund, Inc.	1,650,191
42,806	Nuveen Quality Municipal Income Fund	529,938
80,000	PIMCO High Income Fund	400,000
1,676	PIMCO Income Strategy Fund II	12,771
213,261	Saba Capital Income & Opportunities Fund II	1,814,851
84,113	Special Opportunities Fund, Inc.	1,170,012
50,000	Voya Emerging Markets High Income Dividend Equity Fund	285,250
100	Western Asset Global High Income Fund, Inc.	694
180,960	Western Asset Inflation-Linked Opportunities & Income Fund	1,599,687

TOTAL CLOSED-END FUNDS
(Cost $27,828,428)		32,652,177

CLOSED-END FUNDS - PREFERRED SHARES - 0.84%
United States - 0.84%
15,162	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	381,931

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $378,878)		381,931

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	1

RiverNorth Core Opportunity Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.80%
United States - 0.80%
22,546	Oaktree Specialty Lending Corp.	$367,725

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $369,929)		367,725

EXCHANGE TRADED FUNDS - 7.95%
United States - 7.95%
44,975	Blackrock Flexible Income ETF	2,407,512
55,600	Invesco FTSE RAFI Emerging Markets ETF	1,220,420

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,298,321)		3,627,932

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.43%
United States - 0.43%
$200,000	MidCap Financial Investment Corp.	5.25%	03/03/2025	198,720

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $198,393)				198,720

U.S. CORPORATE BONDS - 2.57%
Investment Companies - 2.08%
249,936	Blue Owl Credit Income Corp.	4.70%	02/08/2027	245,307
500,000	Blue Owl Technology Finance Corp.(a)	6.75%	06/30/2025	502,818
200,000	Blue Owl Technology Finance Corp. II(a)	6.75%	04/04/2029	201,020
				949,145
Private Equity - 0.49%
237,712	Hercules Capital, Inc.	2.63%	09/16/2026	224,770

TOTAL U.S. CORPORATE BONDS
(Cost $1,143,639)				1,173,915

See Notes to Financial Statements and Financial Highlights.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES - 2.19%
United States - 2.19%
$1,000,000	U.S. Treasury Notes	4.25%	12/31/2024	$998,921

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $999,474)				998,921

Shares/Description		Value
Rights - 0.00%(b)
United States - 0.00%(b)
100	Advent Convertible and Income Fund, Strike Price 0.01, Expires 10/17/2024	2
102	Western Asset Global High Income Fund, Inc., Strike Price 0.01, Expires 10/10/2024	1

TOTAL RIGHTS
(Cost $0)		3

Warrants - 0.01%
Hong Kong - 0.01%
12,299	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 03/15/2027	2,706
United States - 0.00%(b)
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026	233

TOTAL WARRANTS
(Cost $15,126)		2,939

Short-Term Investments - 13.63%
Money Market Fund - 13.63%
6,222,951	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.97%)	6,222,951

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,222,951)		6,222,951

TOTAL INVESTMENTS - 99.93%
(Cost $40,455,139)		$45,627,214
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		30,610
NET ASSETS - 100.00%		$45,657,824

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

RiverNorth Core Opportunity Fund	Schedule of Investments

September 30, 2024

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $703,838, which represents approximately 1.54% of net assets as of September 30, 2024.

(b)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
CLOSED-END FUNDS - 17.09%
United States - 17.09%
100	Advent Convertible and Income Fund	$1,174
1,082,896	Allspring Income Opportunities Fund	7,721,048
167,483	Barings Global Short Duration High Yield Fund	2,542,392
182,026	BlackRock MuniHoldings California Quality Fund, Inc.	2,096,940
161,620	BlackRock MuniHoldings New York Quality Fund, Inc.	1,803,679
195,559	BlackRock MuniYield New York Quality Fund, Inc.	2,108,126
268,805	Blackstone Long-Short Credit Income Fund	3,438,016
781,248	Blackstone Strategic Credit 2027 Term Fund	9,624,975
159,606	Blackstone/GSO Senior Floating Rate Term Fund	2,253,637
581,087	BNY Mellon Strategic Municipals, Inc.	3,782,876
344,613	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3,046,379
695,542	First Trust High Yield Opportunities 2027 Term Fund	10,516,595
31,569	Invesco Dynamic Credit Opportunity Fund	346,311
200,000	John Hancock Investors Trust	2,812,000
98,077	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	494,308
1,173,103	Nuveen AMT-Free Municipal Credit Income Fund	15,707,849
1,575,017	Nuveen AMT-Free Quality Municipal Income Fund	18,852,954
725,930	Nuveen California Quality Municipal Income Fund	8,631,308
367,502	Nuveen Municipal Credit Income Fund	4,814,276
958,976	Nuveen Municipal Value Fund, Inc.	8,649,964
1,047,485	Nuveen Quality Municipal Income Fund	12,967,864
6,862	PGIM Global High Yield Fund, Inc.	87,696
641,078	PGIM Short Duration High Yield Opportunities Fund	10,718,824
3,386,841	PIMCO High Income Fund	16,934,205
1,248,835	PIMCO Income Strategy Fund	10,702,516
2,621,631	PIMCO Income Strategy Fund II	19,976,828
25,832	Sound Point Meridian Capital, Inc.	510,699
171,339	The New America High Income Fund, Inc.	1,427,254
1,350,440	Western Asset Emerging Markets Debt Fund, Inc.	13,747,479
1,625,993	Western Asset High Income Opportunity Fund, Inc.	6,585,272
1,800,000	Western Asset Inflation-Linked Opportunities & Income Fund	15,912,000

TOTAL CLOSED-END FUNDS
(Cost $209,266,533)		218,815,444

CLOSED-END FUNDS - PREFERRED SHARES - 0.57%
United States - 0.57%
310,867	Virtus Convertible & Income Fund, 5.625% (a)	7,259,522

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $7,645,140)		7,259,522

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.31%
United States - 0.31%
245,862	Oaktree Specialty Lending Corp.	$4,010,009

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,934,767)		4,010,009

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.84%
United States - 0.84%
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	5,997,721
46,046	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,138,718
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	3,572,730

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $11,016,005)		10,709,169

COMMON STOCKS - 0.00%(b)
Brazil - 0.00%(b)
1,051	Oi SA(c)	273
United States - 0.00%(b)
259,482	Pershing Square Tontine Holdings(c)(d)	–
11,202	Riverbed Tech Class B-1 Partnership Units(c)	1,459

TOTAL COMMON STOCKS
(Cost $111,767)		1,732

OPEN-END FUNDS - 2.88%
United States - 2.88%
4,137,441	RiverNorth/Oaktree High Income Fund, Class I(e)	36,877,835

TOTAL OPEN-END FUNDS
(Cost $38,513,528)		36,877,835

PREFERRED STOCKS - 0.19%
United States - 0.19%
100,000	CION Investment Corp., 7.500%, 12/30/2029	2,500,000

TOTAL PREFERRED STOCKS
(Cost $2,500,000)		2,500,000

See Notes to Financial Statements and Financial Highlights.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.16%
United States - 0.16%
$2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	$2,124,526

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $2,030,403)				2,124,526

FOREIGN CORPORATE BONDS - 2.20%
Australia - 0.25%
1,000,000	APA Infrastructure, Ltd.(f)	4.25%	07/15/2027	1,000,268
220,000	Atlassian Corp.	5.25%	05/15/2029	227,566
265,000	Commonwealth Bank of Australia(f)	4.32%	01/10/2048	233,071
475,000	National Australia Bank, Ltd.(f)	2.99%	05/21/2031	422,737
340,000	NBN Co., Ltd.(f)	1.45%	05/05/2026	325,471
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.38%	04/30/2025	495,556
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.63%	04/28/2026	493,723
				3,198,392
Brazil - 0.10%

200,000	Banco do Brasil SA(a)(g)	6.25%	Perpetual Maturity	203,259
200,000	CSN Resources SA(g)	5.88%	04/08/2032	170,561
165,630	Guara Norte Sarl(g)	5.20%	06/15/2034	157,884
236,654	Oi SA(f)(h)	10.00% (13.50%)	06/30/2027	205,889
524,745	Oi SA(f)(h)	8.50% (8.50%)	12/31/2028	52,474
207,737	Prumo Participacoes e Investimentos S/A(g)	7.50%	12/31/2031	208,761
700,000	Unigel Luxembourg SA(g)(i)	8.75%	10/01/2026	175,980
103,000	Vale Overseas, Ltd.	6.40%	06/28/2054	108,606
				1,283,414
Canada - 0.24%
13,000	1375209 BC, Ltd.(f)	9.00%	01/30/2028	12,896
420,000	Bank of Montreal(j)	3.80%	12/15/2032	408,227
170,000	Bausch + Lomb Corp.(f)	8.38%	10/01/2028	179,987
50,000	Bausch Health Cos., Inc.(f)	6.13%	02/01/2027	45,204
4,000	Bausch Health Cos., Inc.(f)	14.00%	10/15/2030	3,657
95,000	Bombardier, Inc.(f)	8.75%	11/15/2030	104,436
25,000	Bombardier, Inc.(f)	7.00%	06/01/2032	26,179
1,000,000	Canacol Energy, Ltd.(g)	5.75%	11/24/2028	529,786
210,000	CCL Industries, Inc.(f)	3.05%	06/01/2030	192,792

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$255,000	Element Fleet Management Corp.(f)	6.32%	12/04/2028	$271,870
150,000	Garda World Security Corp.(f)	6.00%	06/01/2029	144,093
140,000	Husky Injection Molding Systems, Ltd. / Titan Co.- Borrower LLC(f)	9.00%	02/15/2029	146,267
60,000	Kronos Acquisition Holdings, Inc.(f)	8.25%	06/30/2031	60,302
70,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	67,076
105,000	Royal Bank of Canada	5.15%	02/01/2034	109,238
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	740,328
				3,042,338
Cayman Islands - 0.14%
900,000	Alpha Holding Escrow Shares(a)(d)(k)		Perpetual Maturity	0
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(g)(j)	7.63%	Perpetual Maturity	201,626
126,736	Bioceanico Sovereign Certificate, Ltd.(g)(l)	0.00%	06/05/2034	99,813
200,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	205,312
255,000	Global Aircraft Leasing Co., Ltd.(f)	8.75%	09/01/2027	259,081
93,324	Interoceanica IV Finance, Ltd.(g)(l)	0.00%	11/30/2025	89,124
200,000	Itau Unibanco Holding SA Island(a)(g)(j)	5Y US TI + 3.22%	Perpetual Maturity	195,261
126,438	Lima Metro Line 2 Finance, Ltd.(f)	5.88%	07/05/2034	128,540
252,875	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	257,080
320,014	Rutas 2 & 7 Finance, Ltd.(g)(l)	0.00%	09/30/2036	231,962
102,000	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	102,112
				1,769,911
Chile - 0.18%
200,000	CAP SA(g)	3.90%	04/27/2031	164,500
197,619	Chile Electricity PEC SpA(l)(g)	0.00%	01/25/2028	163,036
900,000	Empresa de Transporte de Pasajeros Metro SA(f)	5.00%	01/25/2047	831,013
441,300	GNL Quintero SA(g)	4.63%	07/31/2029	439,429
750,000	Transelec SA(g)	3.88%	01/12/2029	722,727
				2,320,705
Colombia - 0.09%
200,000	Banco Davivienda SA(a)(f)(j)	10Y US TI + 5.10%	Perpetual Maturity	171,659
300,000	Bancolombia SA(j)	5Y US TI + 4.32%	12/24/2034	322,282
500,000	Ecopetrol SA	5.88%	11/02/2051	363,786
200,000	Empresas Publicas de Medellin ESP(g)	4.25%	07/18/2029	183,110

See Notes to Financial Statements and Financial Highlights.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$171,860	Fideicomiso PA Pacifico Tres(g)	8.25%	01/15/2035	$172,289
				1,213,126
France - 0.02%
265,000	Credit Agricole SA(f)(j)	1D US SOFR + 1.69%	01/10/2030	272,785

Great Britain - 0.16%
313,000	Barclays PLC(j)	1D US SOFR + 1.56%	09/10/2030	315,669
655,000	HSBC Holdings PLC(j)	3M SOFR + 1.64%	09/12/2026	660,885
128,000	Macquarie Airfinance Holdings, Ltd.(f)	6.40%	03/26/2029	133,315
34,000	Macquarie Airfinance Holdings, Ltd.(f)	5.15%	03/17/2030	34,103
50,000	Macquarie Airfinance Holdings, Ltd.(f)	6.50%	03/26/2031	52,811
260,000	NatWest Markets PLC(f)	5.41%	05/17/2029	270,504
575,000	Weir Group PLC(f)	2.20%	05/13/2026	553,453
				2,020,740
Guatemala - 0.02%
300,000	Banco Industrial SA/Guatemala(g)(j)	5Y US TI + 4.44%	01/29/2031	296,064

India - 0.13%
332,000	Adani International Container Terminal Pvt, Ltd.(g)	3.00%	02/16/2031	294,534
200,000	Adani Ports & Special Economic Zone, Ltd.(g)	4.38%	07/03/2029	189,230
200,000	Adani Transmission Step-One, Ltd.(g)	4.00%	08/03/2026	194,126
152,000	JSW Hydro Energy, Ltd.(g)	4.13%	05/18/2031	138,929
200,000	JSW Infrastructure, Ltd.(g)	4.95%	01/21/2029	194,774
200,000	Network i2i, Ltd.(a)(g)(j)	5Y US TI + 4.27%	Perpetual Maturity	200,551
250,000	Reliance Industries, Ltd.(g)	4.13%	01/28/2025	249,247
188,000	Vedanta Resources, Ltd.(g)	13.88%	12/09/2028	192,926
				1,654,317
Indonesia - 0.05%
200,000	Freeport Indonesia PT(g)	4.76%	04/14/2027	201,651
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT(g)	4.75%	05/15/2025	199,643
200,000	Pertamina Persero PT(g)	1.40%	02/09/2026	191,681
				592,975

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Ireland - 0.18%
$190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	$194,271
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(j)	5Y US TI + 2.72%	03/10/2055	311,142
340,000	AIB Group PLC(f)(j)	1D US SOFR + 1.91%	03/28/2035	358,595
239,000	Avolon Holdings Funding, Ltd.(f)	5.75%	03/01/2029	246,459
295,000	Avolon Holdings Funding, Ltd.(f)	5.75%	11/15/2029	304,580
120,000	GGAM Finance, Ltd.(f)	6.88%	04/15/2029	125,134
200,000	Icon Investments Six DAC	5.85%	05/08/2029	210,277
200,000	Icon Investments Six DAC	6.00%	05/08/2034	212,861
280,000	Smurfit Kappa Treasury ULC(f)	5.20%	01/15/2030	289,574
				2,252,893
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(g)	6.13%	05/15/2029	209,997

Jamaica - 0.00%(b)
36,968	Digicel Group Holdings, Ltd.(f)(l)	0.00%	12/31/2030	4,735
802	Digicel Group Holdings, Ltd.(f)(l)	0.00%	12/31/2030	793
97,752	Digicel Group Holdings, Ltd.(f)(l)	0.00%	12/31/2030	1,357
				6,885
Japan - 0.06%
265,000	Mitsubishi UFJ Financial Group, Inc.(j)	1Y US TI + 1.00%	04/17/2035	278,709
510,000	Renesas Electronics Corp.(f)	2.17%	11/25/2026	485,947
				764,656
Luxembourg - 0.06%
142,000	ArcelorMittal SA	6.00%	06/17/2034	150,776
180,000	Millicom International Cellular SA(g)	6.63%	10/15/2026	180,167
400,000	Simpar Europe SA(g)	5.20%	01/26/2031	332,246
175,336	Tierra Mojada Luxembourg II Sarl(g)	5.75%	12/01/2040	166,654
				829,843
Mexico - 0.12%
659,912	Alpha Holding SA de CV(f)(i)	9.00%	02/10/2025	3,610
188,546	Alpha Holding SA de CV(i)(g)	9.00%	02/10/2025	1,031
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy(f)	7.88%	02/15/2039	213,317
200,000	Cemex SAB de CV(a)(g)(j)	5Y US TI + 4.53%	Perpetual Maturity	197,126
200,000	Comision Federal de Electricidad(f)	6.45%	01/24/2035	199,450

See Notes to Financial Statements and Financial Highlights.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$500,000	Credito Real SAB de CV SOFOM ER(g)(i)	9.50%	02/07/2026	$51,550
200,000	Electricidad Firme de Mexico Holdings SA de CV(g)	4.90%	11/20/2026	194,854
200,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(f)	7.25%	01/31/2041	208,890
600,000	Mexarrend SAPI de CV(f)(i)	10.25%	07/24/2024	30,600
200,000	Mexarrend SAPI de CV(g)(i)	10.25%	07/24/2024	10,200
120,969	Mexico Generadora de Energia S de rl(g)	5.50%	12/06/2032	120,899
700,000	Operadora de Servicios Mega SA de CV Sofom ER(f)	8.25%	02/11/2025	245,000
150,000	Petroleos Mexicanos	6.75%	09/21/2047	107,575
				1,584,102
Netherlands - 0.05%
300,000	Braskem Netherlands Finance BV(g)	5Y US TI + 8.22%	01/23/2081	300,515
200,000	MEGlobal BV(g)	4.25%	11/03/2026	197,811
157,660	MV24 Capital BV(g)	6.75%	06/01/2034	154,276
				652,602
Panama - 0.01%
200,000	Empresa de Transmision Electrica SA(g)	5.13%	05/02/2049	158,066

Paraguay - 0.01%
150,000	Banco Continental SAECA(g)	2.75%	12/10/2025	145,472

Peru - 0.12%
90,000	Banco de Credito del Peru S.A.(g)(j)	5Y US TI + 3.13%	07/01/2030	87,976
150,000	Banco de Credito del Peru S.A.(g)(j)	5Y US TI + 2.45%	09/30/2031	142,358
200,000	Banco Internacional del Peru SAA Interbank(g)	1Y US TI + 3.71%	07/08/2030	196,876
200,000	Cia de Minas Buenaventura SAA(g)	5.50%	07/23/2026	197,503
200,000	InRetail Consumer(g)	3.25%	03/22/2028	187,744
200,000	InRetail Shopping Malls(g)	5.75%	04/03/2028	201,560
200,000	Intercorp Financial Services, Inc.(g)	4.13%	10/19/2027	193,414
200,000	Orazul Energy Peru SA(g)	5.63%	04/28/2027	196,955
200,000	Petroleos del Peru SA(g)	4.75%	06/19/2032	158,233
				1,562,619
Singapore - 0.08%
200,000	DBS Group Holdings, Ltd.(j)	5Y US TI + 1.10%	03/10/2031	192,324

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$200,000	Medco Laurel Tree Pte, Ltd.(g)	6.95%	11/12/2028	$200,211
200,000	Oversea-Chinese Banking Corp., Ltd.(g)(j)	5Y US TI + 1.58%	09/10/2030	194,305
193,000	Pfizer Investment Enterprises Pte, Ltd.	4.75%	05/19/2033	196,792
200,000	United Overseas Bank, Ltd.(j)	5Y US TI + 1.75%	03/16/2031	191,736
				975,368
Spain - 0.07%
250,000	AL Candelaria -spain- SA(g)	5.75%	06/15/2033	204,787
400,000	Banco Santander SA(j)	1Y US TI + 0.95%	07/15/2028	409,527
261,000	CaixaBank SA(f)(j)	1D US SOFR + 2.26%	06/15/2035	277,489
				891,803
Switzerland - 0.02%
200,000	UBS Group AG(f)(j)		09/06/2045	204,730

Vietnam - 0.02%
210,820	Mong Duong Finance Holdings BV(g)	5.13%	05/07/2029	204,739

TOTAL FOREIGN CORPORATE BONDS
(Cost $31,222,076)				28,108,542

U.S. CORPORATE BONDS - 11.29%
Advertising - 0.00%(b)
50,000	Clear Channel Outdoor Holdings, Inc.(f)	7.50%	06/01/2029	43,106

Aerospace/Defense - 0.03%
70,000	AAR Escrow Issuer LLC(f)	6.75%	03/15/2029	72,862
99,000	Howmet Aerospace, Inc.	4.85%	10/15/2031	101,117
265,000	Northrop Grumman Corp.	5.20%	06/01/2054	270,087
				444,066
Agriculture - 0.06%
237,000	BAT Capital Corp.	4.54%	08/15/2047	200,318
340,000	Bunge, Ltd. Finance Corp.	4.65%	09/17/2034	339,398
265,000	Philip Morris International, Inc.	5.25%	02/13/2034	275,306
				815,022
Airlines - 0.02%
70,000	American Airlines, Inc.(f)	7.25%	02/15/2028	71,716
120,000	American Airlines, Inc.(f)	8.50%	05/15/2029	127,397
80,000	JetBlue Airways Corp. / JetBlue Loyalty LP(f)	9.88%	09/20/2031	84,343
				283,456

See Notes to Financial Statements and Financial Highlights.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Auto Manufacturers - 0.10%
$120,000	Cummins, Inc.	5.45%	02/20/2054	$127,039
320,000	Ford Motor Co.	3.25%	02/12/2032	272,624
315,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	275,665
530,000	Hyundai Capital America(f)	5.30%	01/08/2029	544,802
				1,220,130
Auto Parts & Equipment - 0.02%
300,000	ZF North America Capital, Inc.(f)	6.88%	04/23/2032	301,246

Banks - 0.45%
205,000	Bank of America Corp.(j)	1D US SOFR + 1.21%	10/20/2032	179,808
210,000	Bank of America Corp.(j)	1D US SOFR + 1.65%	01/23/2035	220,917
590,000	Bank of America Corp.(j)	5Y US TI + 2.48%	09/21/2036	498,035
239,000	Bank of New York Mellon Corp.(j)	1D US SOFR + 1.23%	07/22/2032	247,377
120,000	Citigroup, Inc.(j)	1D US SOFR + 1.28%	02/24/2028	116,647
280,000	Citigroup, Inc.(j)	5Y US TI + 1.73%	09/19/2039	279,317
90,000	Citizens Financial Group, Inc.(j)	1D US SOFR + 2.33%	04/25/2035	98,846
590,000	Goldman Sachs Group, Inc.(j)	3M SOFR + 1.43%	05/15/2026	593,408
175,000	Goldman Sachs Group, Inc.(j)	1D US SOFR + 0.82%	09/10/2027	174,875
259,000	Goldman Sachs Group, Inc.(j)	1D US SOFR + 1.55%	07/23/2035	268,396
165,000	JPMorgan Chase & Co.(j)	1D US SOFR + 0.92%	02/24/2026	163,393
85,000	JPMorgan Chase & Co.(j)	1D US SOFR + 1.99%	07/25/2028	86,499
240,000	JPMorgan Chase & Co.(j)	1D SOFR + 1.02%	06/01/2029	222,110
345,000	JPMorgan Chase & Co.(j)	1D US SOFR + 2.04%	04/22/2031	313,511
290,000	JPMorgan Chase & Co.(j)	3M SOFR + 1.25%	04/22/2032	258,760
290,000	JPMorgan Chase & Co.(j)	1D US SOFR + 1.26%	01/25/2033	261,075
205,000	Morgan Stanley(j)	1D US SOFR + 1.67%	07/17/2026	204,761
215,000	Morgan Stanley(j)	1D US SOFR + 1.61%	04/20/2028	214,609
95,000	Morgan Stanley(j)	1D US SOFR + 1.29%	01/21/2033	84,886
272,000	Truist Financial Corp.(j)	1D US SOFR + 1.57%	08/05/2032	278,671

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	13

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$275,000	Wells Fargo & Co.(j)	1D US SOFR + 1.98%	07/25/2028	$278,274
270,000	Wells Fargo & Co.(j)	1D US SOFR + 1.43%	10/30/2030	250,536
370,000	Wells Fargo & Co.(j)	1D US SOFR + 2.06%	10/23/2034	413,608
				5,708,319
Beverages - 0.02%
260,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	271,556

Biotechnology - 0.07%
397,000	Amgen, Inc.	5.75%	03/02/2063	419,378
150,000	Gilead Sciences, Inc.	5.55%	10/15/2053	161,162
270,000	Royalty Pharma PLC	5.40%	09/02/2034	277,094
				857,634
Building Materials - 0.07%
150,000	Builders FirstSource, Inc.(f)	6.38%	03/01/2034	155,940
120,000	Cornerstone Building Brands, Inc.(f)	9.50%	08/15/2029	123,369
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(f)	6.63%	12/15/2030	123,881
65,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(f)	6.75%	07/15/2031	67,840
130,000	Griffon Corp.	5.75%	03/01/2028	128,480
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(f)	6.75%	04/01/2032	124,470
125,000	Owens Corning	5.70%	06/15/2034	132,780
60,000	Standard Building Solutions, Inc.(f)	6.50%	08/15/2032	62,178
				918,938
Chemicals - 0.08%
25,000	Avient Corp.(f)	6.25%	11/01/2031	25,648
285,000	CF Industries, Inc.	5.38%	03/15/2044	280,790
125,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	126,496
264,000	LYB International Finance III LLC	5.50%	03/01/2034	274,790
250,000	Mosaic Co.	5.38%	11/15/2028	259,134
75,000	WR Grace Holdings LLC(f)	5.63%	08/15/2029	70,529
				1,037,387
Commercial Services - 0.12%
155,000	Allied Universal Holdco LLC(f)	7.88%	02/15/2031	158,464
70,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	9.75%	07/15/2027	70,217

See Notes to Financial Statements and Financial Highlights.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$260,000	Global Payments, Inc.	4.95%	08/15/2027	$264,373
105,000	Mavis Tire Express Services Topco Corp.(f)	6.50%	05/15/2029	100,982
273,000	Quanta Services, Inc.	5.25%	08/09/2034	279,252
200,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	173,008
267,000	Verisk Analytics, Inc.	5.25%	06/05/2034	275,918
65,000	VT Topco, Inc.(f)	8.50%	08/15/2030	69,416
75,000	Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	79,064
50,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	49,774
				1,520,468
Computers - 0.10%
75,000	Amentum Escrow Corp.(f)	7.25%	08/01/2032	78,341
679,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	672,500
350,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	282,352
249,000	NetApp, Inc.	1.88%	06/22/2025	243,875
				1,277,068
Distribution/Wholesale - 0.02%
180,000	BCPE Empire Holdings, Inc.(f)	7.63%	05/01/2027	180,755
75,000	Dealer Tire LLC / DT Issuer LLC(f)	8.00%	02/01/2028	74,727
				255,482
Diversified Financial Services - 0.12%
415,000	Aviation Capital Group LLC(f)	1.95%	09/20/2026	393,296
196,000	Aviation Capital Group LLC(f)	5.38%	07/15/2029	200,314
160,000	BlackRock Funding, Inc.	5.25%	03/14/2054	165,925
352,000	BlackRock Funding, Inc.	5.35%	01/08/2055	370,832
140,000	Nationstar Mortgage Holdings, Inc.(f)	5.75%	11/15/2031	137,296
150,000	OneMain Finance Corp.	7.50%	05/15/2031	154,538
70,000	PennyMac Financial Services, Inc.(f)	7.88%	12/15/2029	74,704
				1,496,905
Electric - 0.52%
155,000	AEP Texas, Inc.	5.45%	05/15/2029	161,741
55,000	AEP Transmission Co. LLC	5.40%	03/15/2053	57,068
263,000	Arizona Public Service Co.	5.70%	08/15/2034	277,796
261,000	Black Hills Corp.	6.00%	01/15/2035	278,083
417,000	DTE Energy Co.	5.85%	06/01/2034	447,816
254,000	Duke Energy Corp.	5.45%	06/15/2034	265,239
325,000	Duke Energy Corp.	3.95%	08/15/2047	264,323
85,000	Duke Energy Corp.	5.00%	08/15/2052	80,556
130,000	Entergy Arkansas LLC	5.75%	06/01/2054	140,240
133,000	Entergy Corp.(j)	5Y US TI + 2.67%	12/01/2054	138,232
138,000	Entergy Louisiana LLC	5.15%	09/15/2034	142,251

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$134,000	Eversource Energy	5.50%	01/01/2034	$139,182
1,000,000	Exelon Corp.	4.05%	04/15/2030	985,039
75,000	Lightning Power LLC(f)	7.25%	08/15/2032	78,930
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	651,005
160,000	NextEra Energy Capital Holdings, Inc.	5.55%	03/15/2054	167,316
59,000	NextEra Energy Capital Holdings, Inc.(j)	5Y US TI + 2.46%	06/15/2054	63,814
160,000	NRG Energy, Inc.(f)	2.00%	12/02/2025	154,428
242,000	Pacific Gas and Electric Co.	6.95%	03/15/2034	275,223
625,000	Pacific Gas and Electric Co.	6.75%	01/15/2053	713,128
60,000	Pike Corp.(f)	8.63%	01/31/2031	64,228
85,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	87,383
265,000	Southern California Edison Co.	5.45%	06/01/2031	280,515
280,000	Southern Co.(j)	5Y US TI + 2.92%	09/15/2051	271,501
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	155,981
99,000	Virginia Electric and Power Co.	5.55%	08/15/2054	104,164
85,000	Vistra Operations Co. LLC(f)	7.75%	10/15/2031	91,576
70,000	Vistra Operations Co. LLC(f)	6.88%	04/15/2032	73,692
				6,610,450
Electronics - 0.02%
220,000	Arrow Electronics, Inc.	3.88%	01/12/2028	214,943

Engineering & Construction - 0.03%
80,000	Brand Industrial Services, Inc.(f)	10.38%	08/01/2030	85,768
185,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	194,219
90,000	MasTec, Inc.	5.90%	06/15/2029	94,010
				373,997
Entertainment - 0.05%
125,000	Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	129,380
135,000	Light & Wonder International, Inc.(f)	7.25%	11/15/2029	139,774
105,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	100,788
100,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(f)	6.63%	03/01/2030	99,309

145,000	Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc.(f)	6.63%	05/01/2032	150,266
				619,517
Environmental Control - 0.02%
70,000	Madison IAQ LLC(f)	4.13%	06/30/2028	67,608
70,000	Madison IAQ LLC(f)	5.88%	06/30/2029	68,215

See Notes to Financial Statements and Financial Highlights.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$175,000	Veralto Corp.	5.35%	09/18/2028	$182,317
				318,140
Food - 0.07%
140,000	Campbell Soup Co.	5.40%	03/21/2034	146,865
274,000	Kroger Co.	4.90%	09/15/2031	275,864
110,000	Performance Food Group, Inc.(f)	6.13%	09/15/2032	112,542
100,000	Post Holdings, Inc.(f)	6.38%	03/01/2033	101,882
105,000	United Natural Foods, Inc.(f)	6.75%	10/15/2028	100,247
175,000	US Foods, Inc.(f)	5.75%	04/15/2033	175,625
				913,025
Gas - 0.02%
265,000	NiSource, Inc.	5.35%	04/01/2034	275,284

Hand/Machine Tools - 0.01%
105,000	Regal Rexnord Corp.	6.05%	02/15/2026	106,665

Healthcare-Products - 0.04%
100,000	Medline Borrower LP(f)	5.25%	10/01/2029	98,192
70,000	Sotera Health Holdings LLC(f)	7.38%	06/01/2031	72,783
274,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	279,145
				450,120
Healthcare-Services - 0.27%
425,000	Centene Corp.	2.50%	03/01/2031	365,660
90,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	87,455
85,000	Elevance Health, Inc.	4.55%	05/15/2052	75,915
65,000	Fortrea Holdings, Inc.(f)	7.50%	07/01/2030	65,508
585,000	HCA, Inc.	5.25%	06/15/2049	555,835
175,000	IQVIA, Inc.	6.25%	02/01/2029	186,149
680,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	672,389
130,000	Legacy LifePoint Health LLC(f)	4.38%	02/15/2027	127,598
155,000	LifePoint Health, Inc.(f)	10.00%	06/01/2032	170,596
276,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	279,643
100,000	Tenet Healthcare Corp.	6.25%	02/01/2027	100,218
125,000	Tenet Healthcare Corp.	6.13%	06/15/2030	127,199
305,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	303,140
90,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	87,125
300,000	Universal Health Services, Inc.	4.63%	10/15/2029	298,248
				3,502,678
Home Builders - 0.02%
297,000	DR Horton, Inc.	5.00%	10/15/2034	301,278

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Insurance - 0.20%
$95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(f)	6.75%	10/15/2027	$94,719
75,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(f)	6.50%	10/01/2031	75,880
112,000	American National Group, Inc.	5.75%	10/01/2029	112,724
70,000	AmWINS Group, Inc.(f)	4.88%	06/30/2029	67,179
219,000	Athene Global Funding(f)	5.35%	07/09/2027	223,720
290,000	Athene Holding, Ltd.	6.25%	04/01/2054	309,422
215,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	151,265
110,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	92,964
130,000	Brighthouse Financial Global Funding(f)	2.00%	06/28/2028	117,774
268,000	Brown & Brown, Inc.	5.65%	06/11/2034	281,320
90,000	GTCR AP Finance, Inc.(f)	8.00%	05/15/2027	90,060
60,000	HUB International, Ltd.(f)	7.25%	06/15/2030	62,562
100,000	Markel Group, Inc.	6.00%	05/16/2054	106,466
285,000	Massachusetts Mutual Life Insurance Co.(f)	3.20%	12/01/2061	189,378
100,000	Panther Escrow Issuer LLC(f)	7.13%	06/01/2031	104,969
460,000	Willis North America, Inc.	4.50%	09/15/2028	460,053
				2,540,455
Internet - 0.12%
286,000	Expedia Group, Inc.	3.80%	02/15/2028	280,703
300,000	Meta Platforms, Inc.	4.45%	08/15/2052	276,869
107,000	Netflix, Inc.	4.88%	04/15/2028	109,652
199,000	Netflix, Inc.	5.40%	08/15/2054	210,837
314,000	Uber Technologies, Inc.(f)	4.50%	08/15/2029	311,891
273,000	Uber Technologies, Inc.	4.80%	09/15/2034	272,792
60,000	Wayfair LLC(f)	7.25%	10/31/2029	61,618
				1,524,362
Investment Companies - 6.32%
68,000	Ares Capital Corp.	5.95%	07/15/2029	69,834
4,500,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	4,589,426
1,000,000	Blackstone Private Credit Fund	2.35%	11/22/2024	995,153
8,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	7,567,398
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,721,037
4,092,439	Blue Owl Capital Corp.	2.88%	06/11/2028	3,751,074
667,000	Blue Owl Capital Corp. II(f)	4.63%	11/26/2024	665,863
5,247,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	4,965,236
844	Blue Owl Credit Income Corp.(f)	5.50%	03/21/2025	843
6,661,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	6,656,456

See Notes to Financial Statements and Financial Highlights.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	$1,962,955
3,482,180	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,669,808
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,137,857
7,015,000	Blue Owl Technology Finance Corp.(f)	6.75%	06/30/2025	7,054,540
9,550,000	Blue Owl Technology Finance Corp.(f)	4.75%	12/15/2025	9,425,679
1,500,000	Franklin BSP Capital Corp.(f)	4.85%	12/15/2024	1,495,667
8,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	8,418,351
8,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,634,961
1,000,000	Oaktree Strategic Credit Fund(f)	8.40%	11/14/2028	1,082,288
1,000,000	Sixth Street Specialty Lending, Inc.	3.88%	11/01/2024	998,408
				80,862,834
Leisure Time - 0.05%
140,000	NCL Corp., Ltd.(f)	5.88%	02/15/2027	140,590
266,000	Royal Caribbean Cruises, Ltd.(f)	5.38%	07/15/2027	268,561
50,000	Royal Caribbean Cruises, Ltd.(f)	5.63%	09/30/2031	50,688
75,000	Royal Caribbean Cruises, Ltd.(f)	6.25%	03/15/2032	77,847
90,000	Viking Cruises, Ltd.(f)	9.13%	07/15/2031	98,481
				636,167
Lodging - 0.07%
65,000	Full House Resorts, Inc.(f)	8.25%	02/15/2028	65,144
269,000	Hyatt Hotels Corp.	5.25%	06/30/2029	275,574
325,000	Marriott International, Inc.	2.75%	10/15/2033	277,790
265,000	Marriott International, Inc.	5.30%	05/15/2034	273,171
				891,679
Machinery-Diversified - 0.02%
95,000	AGCO Corp.	5.80%	03/21/2034	99,384
135,000	CNH Industrial Capital LLC	5.10%	04/20/2029	139,019
				238,403
Media - 0.07%
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.13%	05/01/2027	64,022
85,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	03/01/2030	78,250
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	02/01/2032	8,821
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.25%	01/15/2034	65,691
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%	06/01/2029	103,540
135,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(f)	5.88%	08/15/2027	132,642

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$75,000	DISH DBS Corp.(f)	5.75%	12/01/2028	$65,670
60,000	Gray Television, Inc.(f)	10.50%	07/15/2029	62,727
70,000	McGraw-Hill Education, Inc.(f)	5.75%	08/01/2028	69,233
25,000	McGraw-Hill Education, Inc.(f)	7.38%	09/01/2031	25,959
85,000	News Corp.(f)	5.13%	02/15/2032	83,585
70,000	Townsquare Media, Inc.(f)	6.88%	02/01/2026	69,910
55,000	Univision Communications, Inc.(f)	7.38%	06/30/2030	53,275
				883,325
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(f)	6.38%	06/15/2030	102,244

Mining - 0.07%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	49,655
230,000	Glencore Funding LLC(f)	1.63%	04/27/2026	220,805
504,000	Glencore Funding LLC(f)	5.37%	04/04/2029	521,266
50,000	Southern Copper Corp.	3.88%	04/23/2025	49,653
				841,379
Oil & Gas - 0.23%
125,000	Aethon United BR LP / Aethon United Finance Corp.(f)	7.50%	10/01/2029	126,745
260,000	BP Capital Markets America, Inc.	4.89%	09/11/2033	264,648
267,000	BP Capital Markets America, Inc.	5.23%	11/17/2034	278,091
85,000	Civitas Resources, Inc.(f)	8.38%	07/01/2028	88,461
65,000	CNX Resources Corp.(f)	6.00%	01/15/2029	65,404
277,000	Devon Energy Corp.	5.75%	09/15/2054	269,809
240,000	Exxon Mobil Corp.	4.23%	03/19/2040	224,811
125,000	Gulfport Energy Corp.(f)	6.75%	09/01/2029	126,618
70,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	5.75%	02/01/2029	68,156
25,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	8.38%	11/01/2033	26,972
205,000	Marathon Petroleum Corp.	5.13%	12/15/2026	208,332
100,000	Matador Resources Co.(f)	6.50%	04/15/2032	99,926
750,000	NiSource, Inc.	3.60%	05/01/2030	720,406
60,000	Occidental Petroleum Corp.	5.38%	01/01/2032	60,873
65,000	Permian Resources Operating LLC(f)	7.00%	01/15/2032	67,675
65,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.(f)	7.88%	11/01/2028	68,051
125,000	SM Energy Co.(f)	7.00%	08/01/2032	125,569
55,000	Transocean, Inc.(f)	8.00%	02/01/2027	55,010
50,000	Vital Energy, Inc.(f)	7.88%	04/15/2032	48,473
				2,994,030

See Notes to Financial Statements and Financial Highlights.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Oil & Gas Services - 0.05%
$120,000	Archrock Partners LP / Archrock Partners Finance Corp.(f)	6.63%	09/01/2032	$123,144
110,000	Halliburton Co.	4.85%	11/15/2035	109,883
120,000	Kodiak Gas Services LLC(f)	7.25%	02/15/2029	124,282
215,000	Schlumberger Holdings Corp.(f)	5.00%	11/15/2029	222,038
50,000	Weatherford International, Ltd.(f)	8.63%	04/30/2030	52,137
				631,484
Packaging & Containers - 0.07%
101,000	Berry Global, Inc.(f)	4.88%	07/15/2026	100,931
150,000	Berry Global, Inc.(f)	5.65%	01/15/2034	154,128
125,000	Clydesdale Acquisition Holdings, Inc.(f)	6.88%	01/15/2030	127,810
48,000	Packaging Corp. of America	3.00%	12/15/2029	45,303
70,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(f)	4.38%	10/15/2028	67,115
90,000	Sealed Air Corp./Sealed Air Corp US(f)	7.25%	02/15/2031	95,367
98,000	Sonoco Products Co.	4.60%	09/01/2029	97,554
170,000	Trident TPI Holdings, Inc.(f)	12.75%	12/31/2028	188,934
				877,142
Pharmaceuticals - 0.10%
283,000	AbbVie, Inc.	4.70%	05/14/2045	274,031
140,000	AbbVie, Inc.	5.50%	03/15/2064	149,609
65,000	AdaptHealth LLC(f)	5.13%	03/01/2030	60,894
260,000	CVS Health Corp.	5.30%	06/01/2033	265,790
395,000	CVS Health Corp.	5.88%	06/01/2053	402,246
70,000	Owens & Minor, Inc.(f)	6.63%	04/01/2030	68,015
				1,220,585
Pipelines - 0.42%
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.25%	07/15/2032	63,014
130,000	Buckeye Partners LP(f)	6.88%	07/01/2029	133,305
265,000	Cheniere Energy, Inc.	4.63%	10/15/2028	263,449
1,000,000	Energy Transfer LP	3.90%	07/15/2026	991,064
310,000	Energy Transfer LP	5.00%	05/15/2044	284,168
273,000	Energy Transfer LP	5.95%	05/15/2054	279,622
135,000	Energy Transfer LP(j)	5Y US TI + 2.83%	10/01/2054	138,152
415,000	EnLink Midstream LLC	5.65%	09/01/2034	429,153
274,000	Enterprise Products Operating LLC	5.55%	02/16/2055	283,254
115,000	Harvest Midstream I LP(f)	7.50%	05/15/2032	121,057
433,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	492,332

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$267,000	MPLX LP	5.50%	06/01/2034	$274,432
95,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	8.13%	02/15/2029	97,483
315,000	NGPL PipeCo LLC(f)	3.25%	07/15/2031	280,336
140,000	ONEOK, Inc.	3.40%	09/01/2029	133,194
125,000	ONEOK, Inc.	6.63%	09/01/2053	138,798
205,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	207,725
51,000	South Bow USA Infrastructure Holdings LLC(f)	4.91%	09/01/2027	51,403
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(f)	7.38%	02/15/2029	60,724
59,000	Targa Resources Corp.	5.50%	02/15/2035	60,787
100,000	Venture Global LNG, Inc.(f)	8.13%	06/01/2028	104,319
65,000	Venture Global LNG, Inc.(f)	8.38%	06/01/2031	68,679
65,000	Venture Global LNG, Inc.(f)	9.88%	02/01/2032	72,268
355,000	Williams Cos., Inc.	5.15%	03/15/2034	359,049
				5,387,767
Real Estate - 0.00%(b)
70,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.(f)	7.00%	04/15/2030	65,094

REITS - 0.32%
115,000	Agree LP	2.60%	06/15/2033	95,923
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	163,751
60,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	57,470
420,000	American Homes 4 Rent LP	5.50%	02/01/2034	433,985
110,000	American Tower Corp.	5.55%	07/15/2033	115,336
220,000	COPT Defense Properties LP	2.90%	12/01/2033	184,381
770,000	Crown Castle, Inc.	3.65%	09/01/2027	754,931
264,000	Equinix, Inc.	1.80%	07/15/2027	247,638
265,000	Extra Space Storage LP	5.40%	02/01/2034	273,870
300,000	Host Hotels & Resorts LP	2.90%	12/15/2031	264,140
270,000	Host Hotels & Resorts LP	5.70%	07/01/2034	278,908
170,000	Iron Mountain, Inc.(f)	7.00%	02/15/2029	177,331
175,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	7.00%	02/01/2030	182,065
205,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	214,233
130,000	Sabra Health Care LP	3.20%	12/01/2031	114,485
320,000	Sun Communities Operating LP	2.70%	07/15/2031	280,007

See Notes to Financial Statements and Financial Highlights.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$280,000	VICI Properties LP / VICI Note Co., Inc.(f)	4.63%	12/01/2029	$274,915
				4,113,369
Retail - 0.11%
50,000	Carvana Co.(f)(h)	12.00% (12.00%)	12/01/2028	52,555
65,000	Cougar JV Subsidiary LLC(f)	8.00%	05/15/2032	68,784
75,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(f)	6.75%	01/15/2030	69,923
275,000	Genuine Parts Co.	4.95%	08/15/2029	279,837
70,000	LBM Acquisition LLC(f)	6.25%	01/15/2029	66,256
160,000	Lowe's Cos., Inc.	5.63%	04/15/2053	166,680
37,000	Macy's Retail Holdings LLC(f)	5.88%	04/01/2029	36,564
300,000	McDonald's Corp.	4.45%	03/01/2047	273,908
30,000	Michaels Cos., Inc.(f)	5.25%	05/01/2028	22,173
25,000	Michaels Cos., Inc.(f)	7.88%	05/01/2029	14,669
125,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	128,905
138,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	139,719
25,000	Staples, Inc.(f)	10.75%	09/01/2029	24,289
95,000	Victra Holdings LLC / Victra Finance Corp.(f)	8.75%	09/15/2029	99,830
				1,444,092
Semiconductors - 0.13%
459,000	Broadcom, Inc.(f)	3.42%	04/15/2033	417,199
335,000	Broadcom, Inc.(f)	3.19%	11/15/2036	284,063
200,000	Foundry JV Holdco LLC(f)	6.40%	01/25/2038	210,880
610,000	Marvell Technology, Inc.	2.95%	04/15/2031	551,278
155,000	Qorvo, Inc.(f)	3.38%	04/01/2031	138,939
				1,602,359
Software - 0.15%
70,000	AthenaHealth Group, Inc.(f)	6.50%	02/15/2030	67,297
131,000	Cadence Design Systems, Inc.	4.70%	09/10/2034	131,868
90,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.(f)	8.00%	06/15/2029	93,688
265,000	Fiserv, Inc.	5.45%	03/15/2034	277,116
250,000	Intuit, Inc.	5.50%	09/15/2053	268,903
145,000	Oracle Corp.	6.25%	11/09/2032	160,494
95,000	Oracle Corp.	3.80%	11/15/2037	84,097
525,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	535,783
60,000	UKG, Inc.(f)	6.88%	02/01/2031	62,041
254,000	Workday, Inc.	3.70%	04/01/2029	248,154
				1,929,441
Telecommunications - 0.17%
500,000	AT&T, Inc.	4.30%	02/15/2030	499,540

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$745,000	AT&T, Inc.	3.50%	09/15/2053	$547,773
90,000	Consolidated Communications, Inc.(f)	5.00%	10/01/2028	82,921
30,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	30,147
85,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	84,298
65,000	Frontier Communications Holdings LLC(f)	6.75%	05/01/2029	65,505
90,000	Level 3 Financing, Inc.(f)	10.50%	04/15/2029	98,554
265,000	Motorola Solutions, Inc.	5.40%	04/15/2034	276,700
265,000	T-Mobile USA, Inc.	5.15%	04/15/2034	273,100
285,000	T-Mobile USA, Inc.	3.40%	10/15/2052	208,783
35,000	Windstream Escrow LLC / Windstream Escrow Finance Corp.(f)	8.25%	10/01/2031	35,628
				2,202,949
Transportation - 0.21%
1,185,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	1,226,683
670,000	CSX Corp.	3.80%	11/01/2046	561,472
130,000	Genesee & Wyoming, Inc.(f)	6.25%	04/15/2032	133,848
500,000	Union Pacific Corp.	3.70%	03/01/2029	494,727
125,000	Watco Cos. LLC / Watco Finance Corp.(f)	7.13%	08/01/2032	130,391
135,000	XPO, Inc.(f)	7.13%	06/01/2031	141,469
				2,688,590
Trucking & Leasing - 0.05%
95,000	Fortress Transportation and Infrastructure Investors LLC(f)	7.88%	12/01/2030	102,438
175,000	Fortress Transportation and Infrastructure Investors LLC(f)	5.88%	04/15/2033	175,000
160,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(f)	5.75%	05/24/2026	162,978
240,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(f)	4.20%	04/01/2027	238,869
				679,285

TOTAL U.S. CORPORATE BONDS
(Cost $142,052,727)				144,493,915

See Notes to Financial Statements and Financial Highlights.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.10%
Colombia - 0.03%
$600,000	Colombia Government International Bond	4.13%	05/15/2051	$380,203
Guatemala - 0.02%
300,000	Guatemala Government Bond(g)	4.38%	06/05/2027	293,482
Mexico - 0.02%
200,000	Mexico Government International Bond	6.34%	05/04/2053	199,346
Panama - 0.03%
200,000	Panama Government International Bond	3.88%	03/17/2028	193,327
300,000	Panama Government International Bond	3.87%	07/23/2060	189,735

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,550,669)				1,256,093

BANK LOANS - 0.28%(j)
Luxembourg - 0.08%
1,094,935	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 8.26%, 1.00% Floor	09/29/2028	951,772

Netherlands - 0.00%(b)
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M SOFR + 3.00%	06/30/2027	3,083
84,216	Lealand Finance Company B.V.,First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	32,255
				35,338
United States -0.20%
1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	181,786
538,805	Aveanna Healthcare LLC, Second Lien - Initial Term Loan(j)	3M SOFR + 7.00%, 0.50% Floor	12/10/2029	510,014
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan(j)	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,507,750

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$425,469	Zephyrus Capital Aviation Tl	1M US L + 4.61%	10/15/2038	$404,128
				2,603,678
TOTAL BANK LOANS
(Cost $5,237,632)				3,590,788

COLLATERALIZED LOAN OBLIGATIONS - 5.34%
Cayman Islands - 4.98%
	AIMCO CLO
500,000	Series 2018-AA(f)(j)	3M SOFR + 2.81%	04/17/2031	500,511
	Apidos CLO XXIV
1,000,000	Series 2018-24A(f)(j)	3M SOFR + 6.06%	10/20/2030	992,005
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(f)(j)	3M SOFR + 3.41%	07/16/2034	501,878
	Bain Capital Credit CLO 2024-4, Ltd.
500,000	Series 2024-4A(f)(j)	3M CME TERM SOFR + 3.10%	10/23/2037	505,763
	Barings CLO, Ltd.
500,000	Series 2018-4A(f)(j)	3M SOFR + 6.08%	10/15/2030	499,658
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(f)(j)	3M SOFR + 6.01%	07/20/2029	1,296,815
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(f)(j)	3M SOFR + 7.12%	04/15/2035	1,510,986
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(f)(j)	3M US L + 3.41%	04/15/2036	504,885
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(f)(j)	3M SOFR + 6.50%	01/17/2035	499,529
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(f)(j)	3M SOFR + 2.86%	04/20/2031	492,181
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(f)(j)	3M SOFR + 3.26%	10/20/2030	988,443
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(j)	3M SOFR + 6.01%	10/15/2031	996,133
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(f)(j)	3M SOFR + 3.41%	10/15/2031	504,021
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(f)(j)	3M SOFR + 3.26%	07/15/2030	499,273
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(f)(j)	3M SOFR + 3.01%	01/30/2031	985,272
1,500,000	Series 2018-1A(f)(j)	3M SOFR + 5.76%	01/30/2031	1,392,701
1,000,000	Series 2018-1A(f)(j)	3M US L + 5.75%	07/15/2031	982,722
500,000	Series 2018-1A(f)(j)	3M US L + 2.80%	07/15/2031	498,987

See Notes to Financial Statements and Financial Highlights.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Canyon CLO 2021-3, Ltd.
$1,000,000	Series 2021-3A(f)(j)	3M SOFR + 3.31%	07/15/2034	$1,002,458
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(f)(j)	3M SOFR + 6.56%	10/15/2034	1,003,484
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(f)(j)	3M US L + 3.30%	07/20/2034	1,005,591
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(f)(j)	3M SOFR + 5.61%	05/15/2031	965,360
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(f)(j)	3M SOFR + 6.96%	01/25/2035	2,015,745
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(f)(j)	3M SOFR + 6.26%	04/15/2034	501,488
	Carlyle US CLO 2022-5, Ltd.
500,000	Series 2024-5A(f)(j)	3M CME TERM SOFR + 3.15%	10/15/2037	500,000
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 3.26%	04/15/2030	503,489
1,000,000	Series 2018-1A(f)(j)	3M SOFR + 6.06%	04/15/2030	979,738
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 2.86%	04/17/2030	501,537
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(f)(j)	3M SOFR + 2.16%	04/20/2031	500,869
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(j)	3M SOFR + 2.81%	05/15/2031	500,827
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(f)(j)	3M SOFR + 2.56%	10/20/2034	500,538
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(f)(j)	3M US L + 5.94%	07/20/2034	503,889
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(f)(j)	3M SOFR + 6.79%	07/24/2030	1,294,878
	Goldentree Loan Management US CLO 3, Ltd.
500,000	Series 2018-3A(f)(j)	3M SOFR + 3.11%	04/20/2030	501,820
	Jamestown CLO XVIII, Ltd.
1,000,000	Series 2024-18A(f)(j)		07/25/2035	1,000,000
	Lewey Park CLO, Ltd.
500,000	Series 2024-1A(f)(j)		10/20/2037	500,000
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 3.26%	07/16/2031	499,800
	Milos CLO, Ltd.
500,000	Series 2020-1A(f)(j)	3M SOFR + 6.41%	10/20/2030	497,158
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(j)	3M SOFR + 5.76%	10/20/2030	1,001,279

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Neuberger Berman Loan Advisers CLO 37, Ltd.
$500,000	Series 2021-37A(f)(j)	3M SOFR + 6.01%	07/20/2031	$502,551
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(f)(j)	3M SOFR + 6.21%	07/16/2035	503,389
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(f)(j)	3M SOFR + 6.26%	10/16/2034	1,008,697
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(f)(j)	3M US L + 6.13%	07/20/2034	503,415
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(f)(j)	3M US L + 6.25%	04/20/2034	502,070
	Sound Point CLO XVIII, Ltd.
2,000,000	Series 2018-4A(f)(j)	3M CME TERM SOFR + 2.76%	01/21/2031	1,964,528
	Sound Point CLO XXIII
500,000	Series 2021-2A(f)(j)	3M SOFR + 3.56%	07/15/2034	496,742
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(f)(j)	3M SOFR + 6.98%	10/25/2034	1,149,602
500,000	Series 2021-3A(f)(j)	3M CME TERM SOFR + 3.76%	10/25/2034	490,730
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(f)(j)	3M US L + 3.35%	07/20/2034	497,098
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(f)(j)	3M US L + 6.90%	01/25/2032	1,004,031
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(f)(j)	3M SOFR + 3.66%	10/25/2034	490,560
500,000	Series 2021-4A(f)(j)	3M SOFR + 6.96%	10/25/2034	455,960
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 2.86%	01/15/2030	502,332
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(f)(j)	3M US L + 3.91%	04/18/2036	1,389,058
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(f)(j)	3M US L + 7.08%	04/15/2035	475,189
	THL Credit Wind River 2019-1 CLO, Ltd.
1,150,000	Series 2021-1A(f)(j)	3M SOFR + 3.71%	07/20/2034	1,120,795
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(f)(j)	2.90% - 3M US L	07/15/2030	499,747
2,000,000	Series 2018-1A(f)(j)	5.50% - 3M US L	07/15/2030	1,939,084
1,000,000	Series 2018-1A(f)(j)	3M US L + 3.00%	07/18/2031	989,197
1,000,000	Series 2018-2A(f)(j)	3M SOFR + 6.01%	07/15/2030	967,762
2,000,000	Series 2018-3A(f)(j)	3M SOFR + 3.21%	01/20/2031	2,000,258

See Notes to Financial Statements and Financial Highlights.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2018-3A(f)(j)	3M SOFR + 6.48%	10/22/2031	$839,041
1,500,000	Series 2018-3A(f)(j)	3M SOFR + 3.66%	10/22/2031	1,489,084
	Upland CLO, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 3.16%	04/20/2031	503,002
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(f)(j)	3M SOFR + 3.76%	10/20/2031	1,055,516
	Vibrant CLO IV-R, Ltd.
1,000,000	Series 2024-4RA(f)(j)		10/20/2037	1,000,000
	Voya CLO 2017-2
1,000,000	Series 2017-2A(f)(j)	3M SOFR + 6.28%	06/07/2030	982,506
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(f)(j)	3M CME TERM SOFR + 6.61%	07/16/2034	1,001,498
	Voya CLO, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 3.06%	04/18/2031	502,429
1,000,000	Series 2018-2A(f)(j)	3M SOFR + 3.01%	07/15/2031	1,004,134
1,000,000	Series 2018-2A(f)(j)	3M SOFR + 5.51%	07/15/2031	938,204
500,000	Series 2018-3A(f)(j)	3M SOFR + 6.46%	10/20/2031	483,260
500,000	Series 2018-4A(f)(j)	3M SOFR + 6.21%	07/14/2031	483,350
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(f)(j)	3M CME TERM SOFR + 6.87%	04/20/2034	959,488
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(f)(j)	3M SOFR + 3.91%	07/20/2030	500,818
	Wind River 2021-1 CLO, Ltd.
1,000,000	Series 2024-1A(f)(j)	3M CME TERM SOFR + 3.95%	07/20/2037	999,949
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(f)(j)	3M SOFR + 6.69%	07/20/2034	459,828
	Wind River 2021-3 CLO, Ltd.
750,000	Series 2021-3A(f)(j)	3M CME TERM SOFR + 6.86%	07/20/2033	704,930
Jersey - 0.36%
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2022-4A(f)(j)	3M SOFR + 3.63%	04/23/2035	500,502
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(f)(j)	3M SOFR + 7.35%	07/17/2035	992,769
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(f)(j)	3M SOFR + 5.25%	07/24/2036	514,947
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(f)(j)	3M CME TERM SOFR + 5.25%	10/20/2036	513,034

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Storm King Park CLO, Ltd.
$1,000,000	Series 2024-1A(f)(j)	3M CME TERM SOFR + 1.36%	10/15/2037	$1,000,000
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(f)(j)	3M CME TERM SOFR + 4.50%	10/20/2036	1,019,341

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $68,183,125)				68,332,136

EQUITY - LINKED NOTES - 0.00%(b)
Spain – 0.00%
263,093	Inverpamplona SA(d)(k)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 18.42%
Bermuda - 0.13%
	Shelter Growth CRE Issuer, Ltd.
1,050,000	Series 2022-FL4(f)(j)	1M CME TERM SOFR + 4.01%	01/19/2027	1,053,772
	Start, Ltd.
412,483	Series 2018-1(f)	4.09%	05/15/2025	400,578
	Textainer Marine Containers VII, Ltd.
248,000	Series 2024-1A(f)	5.25%	01/20/2036	250,586
Cayman Islands - 3.49%
	Arbor Realty Commercial Real Estate Notes, Ltd.
155,783	Series 2021-FL3(f)(j)	1M CME TERM SOFR + 1.18%	07/15/2026	155,549
1,100,000	Series 2022-FL1(f)(j)	30D US SOFR +2.30%	01/15/2027	1,082,065
	AREIT
1,150,000	Series 2022-CRE6(f)(j)	30D US SOFR +3.40%	01/17/2025	1,101,488
	AREIT, Ltd.
220,000	Series 2024-CRE9(f)(j)	1M CME TERM SOFR + 2.54%	02/17/2029	220,406
700,000	Series 2024-CRE9(f)(j)	1M CME TERM SOFR + 4.29%	02/17/2029	698,941
	BRSP, Ltd.
225,838	Series 2021-FL1(f)(j)	1M CME TERM SOFR + 1.26%	08/19/2038	225,599

See Notes to Financial Statements and Financial Highlights.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	BSPRT Issuer, Ltd.
$1,200,000	Series 2021-FL7(f)(j)	1M CME TERM SOFR + 3.51%	12/15/2038	$1,175,174
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(f)(j)	3M SOFR + 2.88%	01/20/2035	1,005,072
1,000,000	Series 2021-8A(f)(j)	3M SOFR + 3.68%	01/20/2035	1,006,787
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(f)(j)	3M SOFR + 7.06%	10/16/2034	655,089
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(f)(j)	3M SOFR + 5.86%	07/15/2030	934,728
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(j)	3M SOFR + 6.01%	08/15/2031	921,119
500,000	Series 2018-40A(f)(j)	3M SOFR + 3.36%	08/15/2031	500,621
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(f)(j)	3M CME TERM SOFR + 6.11%	10/15/2030	1,174,238
	Greystone CRE Notes, Ltd.
284,237	Series 2021-FL3(f)(j)	1M CME TERM SOFR + 1.13%	07/15/2039	283,074
950,000	Series 2021-FL3(f)(j)	1M CME TERM SOFR + 2.31%	07/15/2039	933,117
	HGI CRE CLO, Ltd.
1,000,000	Series 2021-FL1(f)(j)	1M CME TERM SOFR + 2.46%	06/16/2036	951,283
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(f)(j)	3M SOFR + 5.81%	01/28/2030	502,577
	Horizon Aircraft Finance IV, Ltd.
500,000	Series 2024-1(f)	5.38%	09/15/2031	501,824
	Kestrel Aircraft Funding, Ltd.
269,248	Series 2018-1A(f)	4.25%	10/15/2025	259,328
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(j)	3M SOFR + 6.01%	10/20/2030	805,455
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(f)(j)	3M SOFR + 5.86%	07/16/2031	402,811
	LCM XIV LP
1,000,000	Series 2018-14A(f)(j)	3M SOFR + 3.01%	07/20/2031	999,948
750,000	Series 2018-14A(f)(j)	3M SOFR + 5.76%	07/20/2031	571,660
	LCM XVII LP
1,000,000	Series 2018-17A(f)(j)	3M SOFR + 6.26%	10/15/2031	781,663
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(f)(j)	1M CME TERM SOFR + 2.46%	07/15/2036	615,608
	MACH 1 Cayman, Ltd.
700,608	Series 2019-1(f)	3.47%	08/15/2026	658,844

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Madison Park Funding XLV, Ltd.
$600,000	Series 2021-45A(f)(j)	3M SOFR + 6.61%	07/15/2034	$603,239
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(f)(j)	3M SOFR + 6.26%	07/17/2034	1,001,474
	Magnetite XXIX, Ltd.
500,000	Series 2024-29A(f)(j)	3M CME TERM SOFR + 6.00%	07/15/2037	502,234
	Magnetite Xxxiii, Ltd.
500,000	Series 2024-33A(f)(j)	3M CME TERM SOFR + 3.00%	10/20/2037	500,000
1,000,000	Series 2024-33A(f)(j)	TSFR3M + 5.55%	10/20/2037	1,000,000
	MF1, Ltd.
300,000	Series 2021-FL7(f)(j)	1M CME TERM SOFR + 1.86%	10/16/2036	293,354
	Octagon 59, Ltd.
500,000	Series 2022-1A(f)(j)	3M CME TERM SOFR + 7.60%	05/15/2035	498,438
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(j)	3M SOFR + 8.35%	07/15/2030	662,901
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(j)	3M US L + 2.85%	07/25/2030	502,195
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(f)(j)	3M SOFR + 7.26%	01/20/2035	469,813
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2024-3A(f)(j)	3M CME TERM SOFR + 7.53%	07/15/2037	999,552
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(f)(j)	3M SOFR + 6.86%	07/15/2036	880,707
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(j)	3M US L + 3.00%	07/17/2030	502,892
1,000,000	Series 2018-1A(f)(j)	3M US L + 5.75%	07/17/2030	934,603
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(j)	3M SOFR + 7.26%	02/14/2031	998,242
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(f)(j)	3M SOFR + 5.71%	01/22/2030	474,770
	OHA Credit Funding 3, Ltd.
2,000,000	Series 2021-3A(f)(j)	3M SOFR + 6.51%	07/02/2035	2,019,700

See Notes to Financial Statements and Financial Highlights.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	OHA Credit Funding 5, Ltd.
$2,000,000	Series 2020-5A(f)(j)	3M SOFR + 6.51%	04/18/2033	$2,014,960
	RR 2, Ltd.
1,000,000	Series 2021-2A(f)(j)	3M SOFR + 6.06%	04/15/2036	1,004,654
	RR 6, Ltd.
1,000,000	Series 2021-6A(f)(j)	3M SOFR + 6.11%	04/15/2036	991,117
	Sapphire Aviation Finance I, Ltd.
533,397	Series 2018-1A(f)	5.93%	03/15/2025	455,234
	STWD, Ltd.
1,250,000	Series 2019-FL1(f)(j)	1M CME TERM SOFR + 2.46%	02/15/2025	1,219,685
550,000	Series 2021-FL2(f)(j)	1M CME TERM SOFR + 2.21%	01/18/2026	530,087
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(f)(m)	5.07%	09/15/2038	3,388,134
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(f)(j)	3M SOFR + 4.41%	07/20/2032	1,687,177
	TRTX Issuer, Ltd.
233,485	Series 2021-FL4(f)(j)	1M SOFR + 1.31%	03/15/2038	232,856
1,160,000	Series 2021-FL4(f)(j)	1M CME TERM SOFR + 2.51%	03/15/2038	1,140,263
United States - 14.80%
	Aaset 2021-2 Trust
360,310	Series 2021-2A(f)	3.54%	12/15/2028	326,770
	AASET 2024-1
491,713	Series 2024-1A(f)	6.26%	05/16/2031	512,550
1,244,748	Series 2024-1A(f)	6.90%	05/16/2031	1,275,278
	ABFC Trust
2,396,269	Series 2007-WMC1(j)	1M SOFR + 1.36%	06/25/2037	1,735,766
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(f)(j)	1M SOFR + 4.11%	04/15/2026	473,796
	AMSR
5,100,000	Series 2020-SFR3(f)	4.99%	09/17/2025	5,030,554
5,000,000	Series 2021-SFR1(f)	4.61%	06/17/2028	4,612,268
	BAMLL Commercial Mortgage Securities Trust
1,164,000	Series 2013-WBRK(f)(j)	3.65%	03/10/2025	1,126,643
	BANK
10,291,000	Series 2018-BN12(f)(j)(n)	1.50%	05/15/2061	441,428
165,000	Series 2022-BNK39(f)	2.50%	01/15/2032	106,415
660,000	Series 2022-BNK39	3.18%	01/15/2032	585,931
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	305,117
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(f)(j)(n)	0.83%	04/15/2030	573,007

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	BANK 2021-BNK35
$316,000	Series 2021-BN35	2.29%	07/15/2031	$275,141
	BANK 2021-BNK37
381,000	Series 2021-BN37(j)	3.21%	11/15/2031	287,330
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(j)	4.99%	05/15/2026	1,045,407
	BANK5
306,000	Series 2024-5YR9	5.61%	08/15/2029	319,542
	BBCMS Mortgage Trust
500,000	Series 2018-C2(j)	5.13%	12/15/2028	458,299
519,000	Series 2022-C17	4.44%	08/15/2032	513,020
5,542,000	Series 2024-5C27(f)(j)(n)	2.97%	06/15/2029	626,723
310,000	Series 2024-5C29	5.21%	09/15/2029	319,448
233,000	Series 2024-5C29	5.51%	09/15/2029	233,104
450,000	Series 2024-5C29(f)	4.00%	09/15/2029	383,629
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(j)	1M SOFR + 3.85%	07/15/2037	2,718,148
	BDS LLC
300,000	Series 2022-FL11(f)(j)	1M CME TERM SOFR + 2.35%	03/19/2039	301,035
	Benchmark Mortgage Trust
8,655,786	Series 2018-B2(j)(n)	0.59%	01/15/2028	99,254
600,000	Series 2018-B2(j)	4.43%	01/15/2028	519,091
19,373,402	Series 2018-B4(j)(n)	0.60%	06/15/2028	262,281
1,589,000	Series 2018-B4(f)(j)	2.90%	07/15/2028	1,265,959
300,000	Series 2019-B13	2.70%	08/15/2029	276,808
1,130,000	Series 2019-B9(j)	4.97%	01/15/2029	972,152
522,000	Series 2020-B18(f)	4.14%	08/15/2025	495,032
1,510,000	Series 2021-B31(f)	2.25%	11/15/2031	820,172
592,000	Series 2022-B32(j)	3.53%	01/15/2032	514,300
1,200,000	Series 2024-V10(f)	4.50%	09/15/2029	1,072,152
300,000	Series 2024-V8	5.71%	05/15/2029	314,171
250,000	Series 2024-V8(f)	4.00%	07/15/2029	217,160
305,000	Series 2024-V9	5.60%	08/15/2029	317,605
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(j)	1M SOFR + 3.05%	12/15/2035	489,073
	Blackbird Capital II Aircraft Lease, Ltd.
1,079,787	Series 2021-1A(f)	3.45%	07/15/2028	992,365
320,000	BMARK 2024-V10 A3		10/15/2029	329,844
	BMO Mortgage Trust
7,951,000	Series 2022-C1(f)(j)(n)	1.89%	02/15/2032	854,526
228,466	Series 2023-C5	5.74%	02/15/2028	231,345
309,000	Series 2024-5C6	5.32%	09/15/2029	318,479

See Notes to Financial Statements and Financial Highlights.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$1,150,000	Series 2024-5C6(f)	4.50%	09/15/2029	$1,016,153
6,394,000	Series 2024-C9(f)(j)(n)	2.10%	07/15/2034	893,441
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(f)(j)	1M CME TERM SOFR + 3.27%	08/15/2028	299,107
	Business Jet Securities 2024-2 LLC
1,250,000	Series 2024-2A(f)	7.97%	09/15/2030	1,267,287
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(f)(j)	1M SOFR + 2.01%	04/15/2034	984,274
	BX Trust
3,042,000	Series 2019-OC11(f)(j)	4.08%	12/09/2029	2,749,276
370,000	Series 2021-VIEW(f)(j)	1M CME TERM SOFR + 1.91%	06/15/2023	361,251
780,000	Series 2021-VIEW(f)(j)	1M CME TERM SOFR + 3.01%	06/15/2023	751,219
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(f)(j)	4.12%	04/15/2024	444,431
	Carbon Capital VI Commercial Mortgage Trust
995,228	Series 2019-FL2(f)(j)	1M SOFR + 2.96%	10/15/2035	515,783
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(f)	0.00%	01/10/2028	569,056
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(j)	5.99%	10/25/2024	4,421,274
	Castlelake Aircraft Securitization Trust
3,379,603	Series 2018-1(f)	6.63%	06/15/2043	1,093,609
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(f)(j)	0.00%	04/15/2039	114,125
	Castlelake Aircraft Structured Trust 2021-1
1,127,792	Series 2021-1A(f)	7.00%	10/15/2026	1,045,337
	CFCRE Commercial Mortgage Trust
432,966	Series 2016-C6	2.95%	08/10/2026	422,654
512,350	CGCMT 2014-GC25 XA(n)		10/10/2047	8
	Citigroup Commercial Mortgage Trust
866,000	Series 2015-GC27(f)(j)	4.57%	01/10/2025	798,603
400,000	Series 2015-GC31(j)	4.05%	06/10/2025	243,694
225,000	Series 2019-GC41	3.20%	08/10/2029	195,749
1,433,000	Series 2020-555(f)(j)	3.62%	12/10/2029	1,102,853
546,000	Series 2022-GC48(j)	4.74%	05/15/2032	545,834

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$574,685	Series 2006-WF1(m)	4.56%	03/25/2036	$278,634
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(f)	5.99%	12/28/2026	2,629,046
2,142,532	COMM 2015-CR22 XA(n)		03/10/2048	731
	Commercial Mortgage Pass-Through Certificates
6,903,559	Series 2014-UBS4(f)	3.75%	08/10/2024	222,927
11,000	Series 2014-UBS4(f)(j)	0.00%	08/10/2047	1
3,983,859	Series 2015-CR26(j)(n)	0.93%	09/10/2025	16,725
	Compass Datacenters Issuer II LLC
500,000	Series 2024-2A(f)	6.00%	08/27/2029	502,903
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	595,030
116,697	Series 2007-1(j)	5.90%	05/25/2037	26,651
3,252,620	CSAIL 2015-C1 XA(n)		04/15/2050	1,715
	CSAIL Commercial Mortgage Trust
490,000	Series 2016-C6(j)	5.08%	04/15/2026	452,238
1,000,000	Series 2019-C16(j)	4.24%	06/15/2029	886,976
	CSMC
350,000	Series 2021-B33(f)(j)	3.77%	10/10/2031	307,633
	CSMC Trust
370,000	Series 2017-PFHP(f)(j)	1M CME TERM SOFR + 1.00%	12/15/2019	357,072
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(j)	3.47%	03/10/2026	1,153,219
	Del Amo Fashion Center Trust
150,000	Series 2017-AMO(f)(j)	3.76%	06/05/2027	142,403
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(f)	3.48%	12/20/2026	1,859,166
	DOLP Trust
500,000	Series 2021-NYC(f)(j)	3.70%	05/10/2031	398,211
	Fannie Mae-Aces
22,667,940	Series 2019-M12(j)(n)	0.68%	06/25/2029	347,141
14,031,656	Series 2019-M24(j)(n)	1.27%	03/25/2031	729,744
35,600,848	Series 2019-M7(j)(n)	0.44%	04/25/2029	448,403
27,398,337	Series 2020-M10(j)(n)	0.82%	12/25/2027	319,109
47,281,262	Series 2020-M10(j)(n)	0.99%	07/25/2032	1,951,057
13,134,734	Series 2020-M13(j)(n)	1.30%	09/25/2030	544,116
344,237,669	Series 2021-M17(j)(n)	0.16%	07/25/2031	1,342,286
	FirstKey Homes
1,100,000	Series 2020-SFR1(f)	4.28%	09/17/2025	1,080,104

See Notes to Financial Statements and Financial Highlights.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$2,673,354	Series 2022-SFR1(f)	4.15%	05/17/2027	$2,650,464
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(f)(j)	4.36%	07/25/2026	5,517,381
5,000,000	Series 2021-GT2(f)(j)	4.44%	10/25/2026	4,580,421
42,878,055	FNA 2021-M23 X1(n)		11/01/2031	766,557
	FREMF Mortgage Trust
890,367	Series 2015-KF07(f)(j)	30D US SOFR +5.06%	02/25/2025	887,835
887,222	Series 2016-KF25(f)(j)	30D US SOFR + 5.11%	05/25/2024	885,645
709,905	Series 2018-KF56(f)(j)	30D US SOFR + 5.91%	11/25/2028	624,770
1,496,871	Series 2019-KF71(f)(j)	30D US SOFR + 6.11%	10/25/2029	1,441,243
	FRTKL
4,050,000	Series 2021-SFR1(f)	4.11%	09/17/2026	3,747,230
	Ginnie Mae Strip
6,975,993	Series 2020-3(n)	1.40%	09/16/2045	448,187
	Great Wolf Trust
820,000	Series 2024-WOLF(f)(j)	1M CME TERM SOFR + 3.639%	03/15/2029	823,993
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(f)(j)	1M SOFR + 1.85%	07/15/2035	17,493
1,111,000	Series 2021-ARDN(f)(j)	1M SOFR + 6.05%	11/15/2026	1,099,623
	GS Mortgage Securities Trust
220,030	Series 2011-GC5(f)(j)(n)	1.95%	08/10/2044	2
2,417,000	Series 2014-GC26(f)(j)	4.65%	11/10/2047	1,488,147
1,110,000	Series 2015-GC28(f)(j)	4.53%	02/10/2048	1,032,977
6,706,549	Series 2015-GS1(j)(n)	0.77%	11/10/2025	38,633
828,000	Series 2018-GS10(j)	4.51%	07/10/2028	752,675
1,954,000	Series 2018-TWR(f)(j)	1M US L + 3.92%	07/15/2031	40,624
636,000	Series 2020-GC45(j)	3.41%	12/13/2029	566,358
	GSAA Home Equity Trust
1,798,721	Series 2006-13(j)	6.04%	07/25/2036	539,420
437,374	Series 2006-18(m)	6.18%	11/25/2036	108,424
134,941	Series 2006-6(j)	5.69%	03/25/2036	38,462
788,116	Series 2007-2(m)	6.60%	03/25/2037	183,066
	GSCG Trust
675,000	Series 2019-600C(f)(j)	3.99%	09/06/2024	3,354
	Hardee's Funding LLC
940,000	Series 2018-1A(f)	5.71%	06/20/2028	926,603
	HIG RCP LLC
1,400,000	Series 2023-FL1(f)(j)	1M CME TERM SOFR + 3.61%	04/19/2028	1,402,789

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Hilton USA Trust
$900,000	Series 2016-SFP(f)	2.83%	11/05/2035	$774,522
	Houston Galleria Mall Trust
100,000	Series 2015-HGLR(f)	3.98%	03/05/2025	97,154
	HSI Asset Securitization Corp. Trust
5,400,211	Series 2006-HE1(j)	1M SOFR + 0.39%	10/25/2036	1,544,936
1,162,428	Series 2007-NC1(j)	1M SOFR + 0.29%	04/25/2037	792,282
	HTL Commercial Mortgage Trust
300,000	Series 2024-T53(f)(j)	6.07%	05/10/2027	306,871
	ITE Rail Fund Levered LP
654,863	Series 2021-3A(f)	2.21%	06/28/2027	612,626
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(f)(j)	4.61%	07/05/2031	575,850
763,684	Series 2019-MFP(f)(j)	1M CME TERM SOFR + 1.71%	07/15/2021	757,340
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(f)(j)	3.36%	10/15/2024	1,747,550
3,438,972	Series 2015-C28(j)(n)	1.00%	03/15/2025	8,235
6,972,625	Series 2015-C30(j)(n)	0.55%	07/15/2025	13,103
2,626,826	Series 2015-C31(j)(n)	0.95%	08/15/2025	11,953
	JP Morgan Chase Commercial Mortgage Securities Trust
235,000	Series 2019-UES(f)	4.34%	05/05/2032	197,548
1,135,000	Series 2019-UES(f)(j)	4.60%	05/05/2032	966,405
	JP Morgan Mortgage Acquisition Corp.
162,885	Series 2006-CH2(m)	5.46%	09/25/2029	99,264
	JP Morgan Mortgage Acquisition Trust
3,287,589	Series 2006-RM1(j)	1M SOFR + 0.59%	08/25/2036	1,474,574
	JPMBB Commercial Mortgage Securities Trust
6,084,672	Series 2014-C24(j)(n)	0.93%	10/15/2024	160
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(j)	3.74%	07/15/2027	392,575
781,000	Series 2019-COR5	3.87%	05/13/2029	682,885
	Laurel Road Prime Student Loan Trust
12,485,627	Series 2020-A(f)	0.00%	11/25/2050	1,126,803
	Master Asset Backed Securities Trust
3,776,423	Series 2006-NC3(j)	1M US L + 0.21%	10/25/2036	1,903,586

See Notes to Financial Statements and Financial Highlights.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Merrill Lynch Mortgage Investors Trust
$9,757,220	Series 2006-RM3(j)	1M SOFR + 0.59%	06/25/2037	$2,136,208
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(f)	8.01%	02/20/2028	1,031,856
	MF1
1,000,000	Series 2024-FL15(f)(j)	1M CME TERM SOFR + 4.04%	08/18/2041	1,001,428
	MF1 LLC
300,000	Series 2023-FL12(f)(j)	1M CME TERM SOFR + 3.18%	09/19/2028	301,591
1,000,000	Series 2023-FL12(f)(j)	1M CME TERM SOFR + 3.78%	10/19/2028	1,001,915
1,200,000	Series 2023-FL12(f)(j)	1M CME TERM SOFR + 5.27%	10/19/2028	1,216,490
300,000	Series 2024-FL14(f)(j)	1M CME TERM SOFR + 2.24%	03/19/2039	301,047
1,350,000	Series 2024-FL14(f)(j)	1M CME TERM SOFR + 4.84%	03/19/2039	1,362,934
900,000	Series 2024-FL14(f)(j)	1M CME TERM SOFR + 6.29%	03/19/2039	908,695
	MFT Trust
2,010,000	Series 2020-ABC(f)(j)	3.59%	02/10/2030	794,422
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(j)	4.26%	02/15/2025	736,651
	Morgan Stanley Capital I Trust
1,043,456	Series 2016-UB11 XA(j)(n)	1.57%	08/15/2026	20,869
1,117,000	Series 2018-L1(j)	4.94%	10/15/2028	1,046,936
750,000	Series 2019-H7	4.13%	07/15/2029	681,280
400,000	Series 2021-L6(j)	3.57%	07/15/2031	324,342
10,249,000	Series 2021-L7(f)(j)(n)	1.04%	10/15/2031	562,670
	Morgan Stanley Mortgage Loan Trust
319,706	Series 2007-3XS(m)	6.20%	01/25/2047	117,037
	Mosaic Solar Loan Trust
45,571	Series 2017-1A(f)	4.45%	06/20/2042	44,662
205,451	Series 2018-1A(f)	4.01%	08/20/2030	195,459
311,356	Series 2020-2A(f)	3.00%	06/20/2025	288,111
	MVW 2021-1W LLC
344,682	Series 2021-1WA(f)	1.94%	01/22/2041	327,199
399,832	Series 2021-1WA(f)	3.17%	01/22/2041	376,805
	Navient Private Education Refi Loan Trust
344,653	Series 2018-A(f)	3.68%	11/17/2025	338,099

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	NJ Trust
$275,000	Series 2023-GSP(f)(j)	6.70%	01/06/2029	$292,039
	Pagaya AI Debt Selection Trust
111,706	Series 2021-2(f)	3.00%	01/25/2029	110,061
2,000,000	Series 2021-5(f)	0.00%	08/15/2029	95,056
	Pagaya AI Debt Trust
1,249,989	Series 2023-5(f)	9.10%	04/15/2031	1,284,478
	PAGAYA AI Debt Trust
245,086	Series 2022-2(f)(j)	6.10%	01/15/2030	245,700
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(j)	1M US L + 0.65%	12/25/2035	3,431,813
	PFP, Ltd.
300,000	Series 2024-11(f)(j)	1M CME TERM SOFR + 2.49%	08/17/2029	300,524
600,000	Series 2024-11(f)(j)	1M CME TERM SOFR + 2.99%	08/17/2029	601,029
	Progress Residential
2,500,000	Series 2021-SFR3(f)	4.75%	05/17/2026	2,381,775
	Progress Residential
6,900,000	Series 2021-SFR8(f)	4.01%	10/17/2026	6,426,392
5,000,000	Series 2024-SFR2(f)(j)	3.65%	04/17/2029	4,523,035
	Ready Capital Mortgage Financing LLC
1,000,000	Series 2021-FL6(f)(j)	1M CME TERM SOFR + 2.51%	07/25/2026	993,066
1,000,000	Series 2022-FL10(f)(j)	1M CME TERM SOFR + 4.27%	07/25/2027	1,007,424
900,000	Series 2023-FL12(f)(j)	1M CME TERM SOFR + 4.55%	04/25/2027	897,672
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(f)	5.75%	09/15/2028	2,442,573
	Sapphire Aviation Finance II, Ltd.
301,560	Series 2020-1A(f)	3.23%	03/15/2027	286,438
	Signal Rail I LLC
441,486	Series 2021-1(f)	2.23%	08/17/2028	403,396
	SLG Office Trust
550,000	Series 2021-OVA(f)	2.85%	07/15/2031	446,223
	SMB Private Education Loan Trust
114,333	Series 2018-B(f)(j)	1M SOFR + 0.83%	08/15/2027	113,991
968	Series 2021-A(f)	0.00%	01/15/2053	1,833,150
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(f)	0.00%	08/15/2030	216,586

See Notes to Financial Statements and Financial Highlights.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Sofi Professional Loan Program Trust
$80,000	Series 2018-C(f)	0.00%	01/25/2048	$670,838
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(f)	0.00%	02/25/2042	256,428
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(f)	3.61%	09/25/2040	283,020
	Sprite, Ltd.
305,235	Series 2021-1(f)	3.75%	10/15/2028	295,602
	STWD Mortgage Trust
380,000	Series 2021-HTS(f)(j)	1M CME TERM SOFR + 1.52%	04/15/2024	375,032
	Subway Funding LLC
250,000	Series 2024-1A(f)	6.51%	07/30/2034	260,705
	Sunnova Helios VII Issuer LLC
1,031,716	Series 2021-C(f)	2.63%	10/20/2028	589,924
	Sunnova Sol III Issuer LLC
1,219,001	Series 2021-1(f)	2.58%	04/30/2031	992,619
	Sunnova Sol Issuer LLC
860,385	Series 2020-1A(f)	3.35%	01/30/2030	742,905
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A(f)	5.44%	06/25/2029	1,014,656
1,000,000	Series 2024-2A(f)	10.03%	06/25/2029	1,050,285
	TIF Funding II LLC
283,000	Series 2021-1A(f)	1.65%	02/20/2046	254,327
	Tricon Residential
3,700,000	Series 2021-SFR1(f)	4.13%	07/17/2026	3,467,350
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(j)(n)	0.54%	08/15/2050	393,799
350,000	Series 2017-C4(j)	4.24%	09/15/2027	330,290
530,000	Series 2018-C11(j)	4.71%	06/15/2028	480,020
1,023,000	Series 2018-C13(j)	5.13%	10/15/2028	937,689
1,099,000	Series 2018-C8(j)	4.84%	02/15/2028	974,448
	UBS-Barclays Commercial Mortgage Trust
1,618,000	Series 2013-C5(f)(j)	3.84%	03/10/2046	1,229,280
	Upstart Pass-Through Trust
36,651	Series 2021-ST1(f)	2.75%	02/20/2027	36,250
88,308	Series 2021-ST2(f)	2.50%	04/20/2027	86,923
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	168,653
1,000,000	Series 2021-4(f)	3.19%	03/20/2026	956,060
	US Auto Funding 2021-1
596,627	Series 2021-1A(f)	2.20%	05/15/2026	562,639

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Vault DI Issuer LLC
$750,000	Series 2021-1A(f)	2.80%	07/15/2026	$689,072
	Velocity Commercial Capital Loan Trust
175,999	Series 2018-2(f)(j)	4.05%	09/25/2024	171,167
398,183	Series 2019-1(f)(j)	3.94%	01/25/2027	369,848
213,848	Series 2019-1(f)(j)	4.01%	07/25/2027	193,426
163,975	Series 2019-1(f)(j)	4.12%	11/25/2027	145,251
1,315,113	Series 2021-2(f)(j)	4.92%	12/25/2030	940,807
	VOLT XCVI LLC
4,130,525	Series 2021-NPL5(f)(m)	4.83%	03/27/2051	4,026,907
	Wachovia Bank Commercial Mortgage Trust
745	Series 2006-C29(j)(n)	0.49%	11/15/2048	2
	WAVE LLC
1,250,085	Series 2019-1(f)	6.41%	09/15/2044	442,751
	Wells Fargo Commercial Mortgage Trust
1,245,000	Series 2015-NXS4(j)	3.83%	11/15/2025	1,151,958
1,000,000	Series 2016-C33(f)	3.12%	03/15/2059	840,950
5,628,945	Series 2016-C37(f)(j)(n)	1.60%	12/15/2049	164,139
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,036,345
134,000	Series 2020-C55	3.14%	02/15/2030	119,261
830,000	Series 2021-C61	3.31%	07/15/2031	682,019
	WFRBS Commercial Mortgage Trust
163,036	Series 2013-C14	3.49%	06/15/2046	157,880
	WF-RBS Commercial Mortgage Trust
121,246	Series 2014-C21(j)(n)	0.70%	08/15/2047	2
600,534	Series 2014-C22(j)(n)	0.63%	09/15/2057	8
	Willis Engine Structured Trust V
760,445	Series 2020-A(f)	3.23%	03/15/2028	714,963
	Willis Engine Structured Trust VI
1,682,936	Series 2021-A(f)	7.39%	05/15/2029	1,655,210

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $275,555,124)				235,773,095

U.S. GOVERNMENT BONDS AND NOTES -15.30%
United States - 15.30%
5,000,000	U.S. Treasury Bill(l)	0.00%	10/01/2024	5,000,000
6,350,000	U.S. Treasury Bonds	0.63%	05/15/2030	5,393,655
11,850,000	U.S. Treasury Bonds	0.88%	11/15/2030	10,087,544
32,900,000	U.S. Treasury Bonds	1.13%	05/15/2040	21,748,057
9,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	5,964,410

See Notes to Financial Statements and Financial Highlights.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	$8,364,527
42,350,000	U.S. Treasury Bonds	1.75%	08/15/2041	30,044,513
27,400,000	U.S. Treasury Bonds	1.25%	05/15/2050	14,669,703
29,200,000	U.S. Treasury Bonds	1.38%	08/15/2050	16,094,219
16,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	10,280,430
48,000,000	U.S. Treasury Notes	0.75%	03/31/2026	45,913,125
5,000,000	U.S. Treasury Notes	4.38%	07/31/2026	5,060,742
7,800,000	U.S. Treasury Notes	0.75%	01/31/2028	7,113,692
11,950,000	U.S. Treasury Notes	0.63%	08/15/2030	10,073,243

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $186,241,159)				195,807,860

MORTGAGE-BACKED SECURITIES - 3.61%
United States - 3.61%
	Fannie Mae Pool
1,621,046	Series 2021-	2.00%	05/01/2051	1,367,510
2,798,147	Series 2021-	2.50%	08/01/2051	2,457,700
2,472,574	Series 2023-	2.50%	03/01/2052	2,165,130
2,378,745	Series 2023-	2.50%	04/01/2052	2,076,862
1,333,536	Series 2023-	6.00%	05/01/2053	1,376,596
2,029,315	Series 2023-	6.00%	10/01/2053	2,098,240
1,844,581	Series 2024-	5.50%	03/01/2054	1,889,357
1,807,717	Series 2024-	5.50%	06/01/2054	1,857,679
1,419,313	Series 2024-	6.00%	06/01/2054	1,464,846
	Freddie Mac Pool
1,550,334	Series 2021-	2.00%	05/01/2051	1,289,635
2,526,319	Series 2022-	3.00%	03/01/2052	2,301,171
2,197,459	Series 2022-	4.50%	09/01/2052	2,162,197
911,160	Series 2023-	2.00%	02/01/2052	768,190
1,411,935	Series 2023-	5.50%	04/01/2053	1,455,344
1,500,098	Series 2023-	5.00%	05/01/2053	1,510,851
2,024,285	Series 2023-	5.00%	06/01/2053	2,054,663
1,867,932	Series 2023-	5.00%	07/01/2053	1,884,232
3,478,209	Series 2023-	5.50%	08/01/2053	3,549,361
1,371,981	Series 2023-	6.00%	11/01/2053	1,440,225
852,450	Series 2024-	6.00%	02/01/2054	894,854
2,097,636	Series 2024-	5.50%	02/01/2054	2,158,207
975,110	Series 2024-	6.00%	04/01/2054	1,007,666
	Ginnie Mae I Pool
2,843,035	Series 2012-	3.50%	09/15/2042	2,720,206
	Ginnie Mae II Pool
2,592,837	Series 2021-	3.00%	11/20/2051	2,350,832

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$2,124,153	Series 2022-	3.00%	04/20/2052	$1,927,036

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,959,619)				46,228,590

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 16.19%
United States - 16.19%
	Alternative Loan Trust
118,634	Series 2005-20CB	5.50%	07/25/2035	96,314
57,052	Series 2005-54CB	5.50%	11/25/2035	32,209
559,949	Series 2005-85CB(j)	1M US L + 1.10%	02/25/2036	434,670
118,252	Series 2005-85CB(j)	21.63% - 3.67 x 1M US L	02/25/2036	101,442
173,266	Series 2005-86CB	5.50%	02/25/2036	103,344
125,102	Series 2005-9CB(j)	1M US L + 0.50%	05/25/2035	108,321
222,181	Series 2005-9CB(j)(n)	5.05% - 1M US L	05/25/2035	9,254
1,008,886	Series 2006-15CB	6.50%	06/25/2036	474,523
97,003	Series 2006-30T1	6.25%	11/25/2036	73,568
92,299	Series 2006-32CB	5.50%	11/25/2036	51,396
220,312	Series 2006-36T2(j)	28.06% - 4.60 x 1M US L	12/25/2036	173,324
799,829	Series 2007-19	6.00%	08/25/2037	392,355
2,648,513	Series 2007-20	6.25%	08/25/2047	1,402,099
744,415	Series 2007-23CB(j)	1M US L + 0.50%	09/25/2037	273,211
710,792	Series 2007-23CB(j)(n)	6.39% - 1M SOFR	09/25/2037	114,297
	American Home Mortgage Investment Trust
157,985	Series 2007-A(f)(m)	6.60%	01/25/2037	23,944
	Banc of America Funding
1,467,605	Series 2014-R8(f)(j)	1M SOFR + 0.35%	12/26/2024	1,203,365
	Banc of America Funding Trust
26,100	Series 2006-2	5.50%	03/25/2036	25,787
	BCAP, LLC Trust
94,231	Series 2007-AA2(j)	7.50%	04/25/2037	49,956
61,137	Series 2007-AA2	6.00%	04/25/2037	27,260
4,604,043	Series 2010-RR6(f)(j)	7.04%	07/26/2036	2,248,934
	Bear Stearns ALT-A Trust
676,609	Series 2006-6(j)	4.58%	11/25/2036	302,552
	Bear Stearns Asset-Backed Securities Trust
1,093,047	Series 2006-AC1(m)	6.25%	02/25/2036	514,933
	Bear Stearns Structured Products, Inc.
6,759,714	Series 2008-R2(f)(j)	4.32%	06/25/2047	5,803,535
	Chase Mortgage Finance Trust
3,088,952	Series 2007-S2	6.00%	03/25/2037	1,713,679

See Notes to Financial Statements and Financial Highlights.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$330,561	Series 2007-S3	5.50%	05/25/2037	$3
4,292,389	Series 2007-S4	6.00%	06/25/2037	1,822,245
	ChaseFlex Trust Series
3,080,473	Series 2007-M1(j)	1M SOFR + 0.34%	08/25/2037	2,549,366
	Citicorp Mortgage Securities Trust
273,236	Series 2007-1	6.00%	01/25/2037	250,812
	Citigroup Mortgage Loan Trust
65,737	Series 2009-12(f)	5.50%	11/25/2035	56,433
145,990	Series 2009-4(f)(j)	5.48%	05/25/2035	143,523
	CitiMortgage Alternative Loan Trust
283,648	Series 2007-A1	6.00%	01/25/2037	254,118
55,874	Series 2007-A1(j)(n)	5.40% - 1M US L	01/25/2037	4,256
41,276	Series 2007-A3(j)	6.00%	03/25/2037	36,039
94,990	Series 2007-A3(j)(n)	5.40% - 1M US L	03/25/2037	7,164
288,996	Series 2007-A6	5.50%	06/25/2037	243,360
	Connecticut Avenue Securities Trust
3,368,965	Series 2019-R05(f)(j)	30D US SOFR + 4.21%	07/25/2039	3,514,143
4,250,000	Series 2022-R02(f)(j)	30D US SOFR + 7.65%	01/25/2027	4,618,824
3,685,000	Series 2022-R03(f)(j)	30D US SOFR + 9.85%	03/25/2042	4,187,926
4,125,000	Series 2023-R06(f)(j)	30D US SOFR + 3.90%	07/25/2043	4,394,268
1,318,469	Series 2024-R03(f)(j)	30D US SOFR + 1.15%	03/25/2044	1,321,355
5,000,000	Series 2024-R03(f)(j)	30D US SOFR + 2.80%	03/25/2044	5,112,500
1,432,063	Series 2024-R05(f)(j)	30D US SOFR + 1.00%	07/25/2044	1,433,853
	Countrywide Home Loan Mortgage Pass-Through Trust
1,016,483	Series 2005-HYB7(j)	4.48%	11/20/2035	928,743
19,963	Series 2005-J4	5.50%	11/25/2035	16,596
1,151,683	Series 2006-18	6.00%	12/25/2036	649,052
128,881	Series 2007-17	6.00%	10/25/2037	90,983
199,333	Series 2007-3	6.00%	04/25/2037	98,127
219,846	Series 2007-7	5.75%	06/25/2037	108,185
	Credit Suisse First Boston Mortgage Securities Corp.
38,628	Series 2005-10	5.50%	11/25/2035	28,767
21,255	Series 2005-8	5.50%	08/25/2025	15,642
4,004,551	Series 2005-9	6.00%	10/25/2035	1,218,355

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse Mortgage Capital Certificates
$1,717,596	Series 2006-2	5.75%	03/25/2036	$917,245
	CSMC
900,000	Series 2021-NQM6(f)(j)	2.58%	07/25/2066	670,513
	CSMC Mortgage-Backed Trust
143,575	Series 2006-1	6.00%	02/25/2036	44,470
13,043	Series 2006-4	5.50%	03/25/2038	7,742
787,357	Series 2006-5	6.25%	06/25/2036	128,799
55,362	Series 2006-9	6.00%	11/25/2036	32,169
3,643	Series 2007-2	5.00%	03/25/2037	2,752
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
167,122	Series 2005-6(j)(n)	5.08% - 1M US L	12/25/2035	10,970
73,325	Series 2005-6(j)	1M US L + 1.40%	12/25/2035	56,611
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
87,131	Series 2006-PR1(f)(j)	12.12% - 1M US L	04/15/2036	79,285
	Fannie Mae Interest Strip
5,423,322	Series 2014-419(n)	3.50%	04/25/2044	800,005
	Fannie Mae Pool
3,734,171	Series 2021-	3.00%	10/01/2046	3,429,394
1,824,244	Series 2021-	3.00%	12/01/2048	1,666,294
3,065,091	Series 2022-	3.50%	11/01/2050	2,893,511
1,452,422	Series 2022-	5.00%	07/01/2052	1,454,029
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,759,415
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,771,046
	Fannie Mae REMICS
4,585,519	Series 2014-1(j)(n)	5.79% - 30D US SOFR	02/25/2044	596,677
5,183,671	Series 2015-54(j)(n)	6.04% - 30D US SOFR	07/25/2045	637,468
8,475,180	Series 2020-74(j)(n)	4.10% - 30D US SOFR	10/25/2050	524,601
17,551,635	Series 2020-77(j)(n)	4.10% - 30D SOFR	11/25/2050	1,002,828
2,069,643	Series 2021-48(j)(n)	3.65% - 30D US SOFR	08/25/2051	81,810
13,757,680	Series 2021-56(n)	2.50%	09/25/2051	1,685,501
	Federal Home Loan Mortgage Corp. Pool
93,502	Series Pool #G01840	5.00%	07/01/2035	96,020
36,433	Series Pool #G04817	5.00%	09/01/2038	37,587
	Federal Home Loan Mortgage Corp. REMICS
467,042	Series 2003-2722(j)	9.89% - 1M US L	12/15/2033	488,573
712,064	Series 2006-3244(j)(n)	6.66% - 1M US L	11/15/2036	79,226

See Notes to Financial Statements and Financial Highlights.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$33,634	Series 2007-3261(j)(n)	6.43% - 1M US L	01/15/2037	$3,531
72,984	Series 2007-3262(j)(n)	6.40% - 1M US L	01/15/2037	5,100
302,836	Series 2007-3301(j)(n)	6.10% - 1M US L	04/15/2037	28,099
215,850	Series 2007-3303(j)(n)	6.10% - 1M US L	04/15/2037	21,938
53,784	Series 2007-3382(j)(n)	6.00% - 1M US L	11/15/2037	4,221
189,987	Series 2007-3384(j)(n)	6.31% - 1M US L	08/15/2036	18,462
63,482	Series 2007-3384(j)(n)	6.39% - 1M US L	11/15/2037	4,492
21,725	Series 2008-3417(j)(n)	6.18% - 1M US L	02/15/2038	1,887
969,504	Series 2008-3423(j)(n)	6.00% - 1M US L	03/15/2038	2,612
71,021	Series 2008-3423(j)(n)	5.65% - 1M US L	03/15/2038	5,376
615,389	Series 2009-3510(j)(n)	6.75% - 1M US L	02/15/2037	58,382
187,837	Series 2009-3523(j)(n)	6.00% - 1M US L	04/15/2039	16,645
33,772	Series 2009-3524(j)(n)	3.41%	06/15/2038	32,216
3,073	Series 2009-3549(j)(n)	5.80% - 1M US L	07/15/2039	269
310,903	Series 2009-3560(j)(n)	6.40% - 1M US L	11/15/2036	18,620
126,562	Series 2010-3641	4.50%	03/15/2040	128,286
186,143	Series 2010-3726(j)(n)	6.05% - 1M US L	09/15/2040	20,386
561,759	Series 2010-3728(j)(n)	4.45% - 1M US L	09/15/2040	19,230
208,548	Series 2010-3779	3.50%	12/15/2030	206,099
42,966	Series 2010-3779	4.00%	12/15/2030	43,069
27,133	Series 2011-3786(j)	9.50% - 1M US L	01/15/2041	22,609
392,962	Series 2011-3815(j)(n)	5.85% - 1M US L	02/15/2041	36,348
196,750	Series 2011-3824(j)(n)	7.10% - 1M US L	08/15/2036	25,025
302,749	Series 2011-3864(j)	9.20% - 1M US L	05/15/2041	256,707
214,176	Series 2011-3872(j)(n)	5.95% - 1M US L	06/15/2041	19,023
927,598	Series 2011-3924(j)(n)	6.00% - 1M US L	09/15/2041	67,164
1,325,271	Series 2012-3(j)(n)	5.95% - 1M US L	02/25/2042	154,186
647,440	Series 2013-4170(j)	4.05% - 1M US L	01/15/2033	585,789
2,097,207	Series 2013-4239(l)	0.00%	07/15/2043	1,274,166
	Federal National Mortgage Association Pool
24,657	Series Pool #555743	5.00%	09/01/2033	25,020
29,911	Series Pool #735382	5.00%	04/01/2035	30,680
83,797	Series Pool #735383	5.00%	04/01/2035	85,953
52,976	Series Pool #735484	5.00%	05/01/2035	54,337
16,717	Series Pool #AH4437	4.00%	01/01/2041	16,246
	Federal National Mortgage Association REMICS
10,236	Series 2004-46(j)(n)	6.00% - 1M US L	03/25/2034	176
108,759	Series 2006-101(j)(n)	6.47% - 30D US SOFR	10/25/2036	12,936
314,516	Series 2006-123(j)(n)	6.32% - 1M US L	01/25/2037	37,379
1,338,143	Series 2006-92(j)(n)	6.47% - 30D US SOFR	10/25/2036	126,872
41,422	Series 2007-102(j)(n)	6.40% - 1M US L	11/25/2037	3,443
36,041	Series 2007-108(j)(n)	6.36% - 1M US L	12/25/2037	2,791

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$5,607	Series 2007-30(j)(n)	6.11% - 1M US L	04/25/2037	$445
211,198	Series 2007-38(j)(n)	6.08% - 1M US L	05/25/2037	12,745
8,721	Series 2007-51(j)(n)	6.10% - 1M US L	06/25/2037	572
24,589	Series 2007-53(j)(n)	6.10% - 1M US L	06/25/2037	1,759
210,764	Series 2007-57(j)(n)	6.62% - 1M US L	10/25/2036	23,439
42,662	Series 2007-68(j)(n)	6.65% - 1M US L	07/25/2037	4,118
345,995	Series 2008-3(j)(n)	6.46% - 1M US L	02/25/2038	29,130
33,622	Series 2008-56(j)(n)	6.06% - 1M US L	07/25/2038	1,806
9,607	Series 2008-81	5.50%	09/25/2038	9,925
99,455	Series 2009-111	5.00%	01/25/2040	101,463
49,281	Series 2009-111(j)(n)	6.25% - 1M US L	01/25/2040	5,846
411,247	Series 2009-12(j)(n)	6.60% - 1M US L	03/25/2036	32,414
12,058	Series 2009-28(j)(n)	6.00% - 1M US L	04/25/2037	814
83,388	Series 2009-41	4.50%	06/25/2039	83,376
34,269	Series 2009-42(j)(n)	6.00% - 1M US L	06/25/2039	2,638
67,960	Series 2009-47(j)(n)	6.10% - 1M US L	07/25/2039	4,615
27,068	Series 2009-62(j)(n)	6.10% - 1M US L	08/25/2039	985
29,685	Series 2009-66(j)(n)	5.80% - 1M US L	02/25/2038	2,482
22,873	Series 2009-68(j)(n)	5.25% - 1M US L	09/25/2039	1,576
65,297	Series 2010-11(j)(n)	4.80% - 1M US L	02/25/2040	4,899
14,350	Series 2010-111(j)(n)	6.00% - 1M US L	10/25/2040	986
62,279	Series 2010-115(j)(n)	6.60% - 1M US L	11/25/2039	6,408
783,389	Series 2010-115(j)(n)	6.00% - 1M US L	10/25/2040	80,429
1,847,444	Series 2010-123(j)(n)	6.05% - 1M US L	11/25/2040	195,078
313,690	Series 2010-15(j)(n)	4.95% - 1M US L	03/25/2040	15,091
20,265	Series 2010-34(j)(n)	4.93% - 1M US L	04/25/2040	933
22,392	Series 2010-4(j)(n)	6.23% - 1M US L	02/25/2040	1,930
33,243	Series 2010-58(j)	12.47% - 1M US L	06/25/2040	32,421
1,081,287	Series 2010-75	4.50%	07/25/2040	1,075,303
15,812	Series 2010-9(j)(n)	5.30% - 1M US L	02/25/2040	1,013
83,699	Series 2010-9(j)(n)	4.75% - 1M US L	02/25/2040	4,345
4,645	Series 2010-90(j)(n)	6.00% - 1M US L	08/25/2040	442
53,280	Series 2011-25	3.00%	04/25/2026	52,645
1,465,528	Series 2012-106(j)(n)	6.16% - 1M US L	10/25/2042	171,054
262,964	Series 2012-124(j)	7.79% - 1M US L	11/25/2042	202,708
95,753	Series 2012-29(j)(n)	6.00% - 1M US L	04/25/2042	9,055
273,920	Series 2012-32(n)	5.00%	04/25/2042	39,844
1,410,962	Series 2012-65(j)(n)	5.98% - 1M US L	06/25/2042	179,645
566,534	Series 2018-21(l)	0.00%	04/25/2048	444,527
	First Horizon Alternative Mortgage Securities Trust
453,005	Series 2005-FA6	5.50%	09/25/2035	242,717
	First Horizon Mortgage Pass-Through Trust
434,522	Series 2007-AR3(j)	5.06%	11/25/2037	186,166

See Notes to Financial Statements and Financial Highlights.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Freddie Mac Pool
$3,479,937	Series 2021-	2.00%	11/01/2050	$2,949,241
1,418,903	Series 2022-	3.00%	03/01/2052	1,287,558
	Freddie Mac REMICS
1,811,793	Series 2011-3972(j)(n)	5.79% - 30D US SOFR	12/15/2041	217,483
1,963,895	Series 2020-5007(j)(n)	5.99% - 30D US SOFR	08/25/2050	287,352
3,793,429	Series 2020-5041(n)	2.00%	11/25/2050	462,075
10,595,793	Series 2020-5057(n)	3.00%	11/25/2050	1,628,678
7,917,010	Series 2021-5070(n)	3.50%	02/25/2051	1,362,190
6,250,937	Series 2021-5083	2.50%	03/25/2051	3,750,823
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(f)(j)	30D US SOFR + 5.65%	12/25/2050	4,891,987
2,500,000	Series 2021-DNA1(f)(j)	30D US SOFR + 4.75%	01/25/2051	2,690,482
2,750,000	Series 2021-HQA2(f)(j)	30D US SOFR + 3.15%	12/25/2033	3,044,794
	Freddie Mac STACR REMIC Trust 2020-DNA2
3,000,000	Series 2021-DNA2(f)(j)	30D US SOFR + 6.00%	08/25/2033	3,563,231
	GCAT
1,500,000	Series 2021-NQM4(f)(j)	2.47%	08/25/2025	1,045,395
	Ginnie Mae II Pool
4,537,256	Series 2021-	2.50%	10/20/2051	3,977,116
1,366,377	Series 2021-	2.50%	11/20/2051	1,193,908
	Government National Mortgage Association
21,887	Series 2004-83(j)(n)	6.08% - 1M US L	10/20/2034	1,314
21,210	Series 2008-6(j)(n)	6.46% - 1M US L	02/20/2038	18
20,459	Series 2008-67(j)(n)	6.00% - 1M US L	08/20/2038	12
318,631	Series 2008-69(j)(n)	7.63% - 1M US L	08/20/2038	20,479
32,195	Series 2009-10(j)(n)	6.65% - 1M US L	02/16/2039	3,173
1,285,129	Series 2009-58(j)(n)	6.25% - 1M US L	06/20/2039	93,024
22,612	Series 2009-6(j)(n)	5.95% - 1M US L	02/20/2038	12
651,224	Series 2009-75	5.00%	09/20/2039	658,293
1,548,953	Series 2010-121(j)(n)	6.00% - 1M US L	09/20/2040	161,469
23,137	Series 2010-61(j)(n)	6.44% - 1M SOFR	09/20/2039	1,407
668,395	Series 2010-85(j)	1M SOFR + 0.67%	07/20/2040	667,999
30,855	Series 2010-98(j)(n)	5.38%	03/20/2039	950
13,418,075	Series 2010-H20(j)(n)	1.44%	10/20/2060	346,613
215,574	Series 2011-69(l)	0.00%	05/20/2041	172,455
471,798	Series 2011-71(j)(n)	5.40% - 1M US L	05/20/2041	44,244
135,152	Series 2011-72(j)(n)	6.15% - 1M US L	05/20/2041	12,365

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$710,047	Series 2011-89(j)(n)	5.45% - 1M US L	06/20/2041	$67,289
1,244,026	Series 2013-113(j)(n)	6.25% - 1M US L	03/20/2043	41,400
2,542,660	Series 2013-122(j)(n)	6.10% - 1M US L	08/16/2043	343,646
1,873,896	Series 2013-148(j)(n)	5.68% - 1M US L	10/16/2043	194,652
1,863,533	Series 2013-186(j)(n)	6.25% - 1M US L	02/16/2043	115,160
1,569,071	Series 2014-156(j)(n)	6.25% - 1M US L	10/20/2044	200,208
3,095,753	Series 2014-4(j)(n)	6.10% - 1M US L	01/16/2044	403,225
3,923,655	Series 2014-41(j)(n)	5.99% - 1M SOFR	03/20/2044	505,638
1,415,324	Series 2014-5(j)(n)	6.15% - 1M US L	07/20/2043	92,263
2,470,589	Series 2014-95(j)(n)	6.25% - 1M US L	06/16/2044	244,691
9,748,128	Series 2016-162(j)(n)	0.79%	09/16/2058	368,252
1,411,166	Series 2016-89(j)	1M SOFR + 0.56%	07/20/2046	1,399,733
10,869,361	Series 2016-H21(j)(n)	1.90%	09/20/2066	460,008
7,314,000	Series 2018-19	3.00%	02/20/2048	6,235,632
4,112,471	Series 2018-97(j)(n)	6.09% - 1M SOFR	07/20/2048	561,548
446,993	Series 2019-112(j)	1M SOFR + 0.51%	09/20/2049	439,139
9,090,583	Series 2019-22(j)(n)	5.49% - 1M SOFR	02/20/2045	980,243
1,284,339	Series 2019-90(j)	1M SOFR + 0.46%	07/20/2049	1,258,989
4,081,391	Series 2019-92(j)(n)	5.99% - 1M SOFR	07/20/2049	524,833
17,611,222	Series 2019-H10(j)(n)	0.68%	06/20/2069	978,673
4,415,717	Series 2019-H18(j)(n)	0.06%	11/20/2069	281,488
8,405,641	Series 2020-112(j)(n)	6.14% - 1M SOFR	08/20/2050	1,105,330
11,810,332	Series 2020-146(j)(n)	6.19% - 1M SOFR	10/20/2050	1,871,354
15,314,463	Series 2020-146(j)(n)	3.75% - 1M US L	10/20/2050	658,790
11,123,763	Series 2020-167(j)(n)	3.75% - 1M US L	11/20/2050	396,257
17,194,152	Series 2020-168(j)(n)	0.98%	12/16/2062	1,253,502
4,125,217	Series 2020-188(j)(n)	6.19% - 1M SOFR	11/20/2050	618,033
15,833,861	Series 2020-188(n)	2.50%	12/20/2050	2,336,837
17,816,651	Series 2020-191(n)	3.50%	12/20/2050	3,363,728
18,189,449	Series 2020-H18(j)(n)	1.36%	09/20/2070	1,216,163
9,277,928	Series 2021-1(j)(n)	6.19% - 1M SOFR	01/20/2051	1,519,090
14,114,847	Series 2021-1(n)	2.50%	01/20/2051	1,910,620
9,250,852	Series 2021-107(j)(n)	3.75% - 1M US L	06/20/2051	479,932
1,431,168	Series 2021-117(n)	3.50%	06/20/2051	248,432
12,083,532	Series 2021-160(n)	2.50%	06/20/2051	1,358,475
1,668,063	Series 2021-197(n)	3.50%	11/20/2051	306,302
16,871,900	Series 2021-52(j)(n)	0.72%	04/16/2063	918,545
21,632,496	Series 2021-59(j)(n)	2.60% - 30D US SOFR	04/20/2051	291,632
12,114,155	Series 2021-7(n)	2.50%	01/20/2051	1,897,714
12,095,398	Series 2021-76(n)	3.00%	08/20/2050	2,020,674
14,302,703	Series 2021-77(n)	2.50%	05/20/2051	1,598,170
11,028,334	Series 2021-77(j)(n)	3.75% - 1M US L	05/20/2051	519,727
5,527,488	Series 2021-89(j)(n)	3.75% - 1M US L	05/20/2051	249,792
8,606,099	Series 2021-97(j)(n)	3.75% - 1M US L	06/20/2051	304,484
26,692,720	Series 2021-97(j)(n)	3M US L + 2.44%	06/20/2051	256,474

See Notes to Financial Statements and Financial Highlights.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$12,816,327	Series 2021-H08(j)(n)	0.13%	05/20/2071	$395,048
35,049,938	Series 2022-1(j)(n)	2.65% - 30D US SOFR	01/20/2052	478,800
22,154,858	Series 2022-207(n)	3.00%	08/20/2051	3,563,186
26,389,436	Series 2022-48(j)(n)	0.71%	01/16/2064	1,608,544
13,502,036	Series 2022-83(n)	2.50%	11/20/2051	1,910,165
	GSR Mortgage Loan Trust
885,959	Series 2006-2F	5.25%	02/25/2036	353,163
1,529,194	Series 2007-2F	6.00%	03/25/2037	818,981
665,952	Series 2007-AR2(j)	4.35%	05/25/2037	373,904
	Impac CMB Trust
73,573	Series 2004-10(j)	1M SOFR + 0.81%	03/25/2035	62,486
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(f)(j)	3.45%	01/25/2057	762,613
	IndyMac IMJA Mortgage Loan Trust
947,480	Series 2007-A1	6.00%	08/25/2037	381,819
	IndyMac IMSC Mortgage Loan Trust
4,681,194	Series 2007-F2	6.50%	07/25/2037	1,459,833
	JP Morgan Alternative Loan Trust
145,120	Series 2005-S1	6.00%	12/25/2035	99,110
17,447	Series 2006-S3(m)	6.62%	08/25/2036	17,156
	JP Morgan Mortgage Trust
766,838	Series 2007-S3	6.00%	07/25/2037	360,612
	JP Morgan Resecuritization Trust
470,476	Series 2011-1(f)(j)	6.00%	06/26/2037	391,194
1,795,236	Series 2014-6(f)(j)	1M SOFR + 0.32%	07/27/2046	1,759,822
	Lehman Mortgage Trust
369,731	Series 2006-6	5.50%	10/25/2036	249,177
3,839,765	Series 2006-7(j)	1M US L + 0.25%	11/25/2036	215,702
3,839,765	Series 2006-7(j)(n)	7.75% - 1M US L	11/25/2036	265,759
1,169,712	Series 2006-8(j)	1M US L + 0.42%	12/25/2036	237,133
1,169,712	Series 2006-8(j)(n)	6.47% - 1M SOFR	12/25/2036	129,891
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	62,216
	Morgan Stanley Mortgage Loan Trust
906,912	Series 2005-3AR(j)	5.56%	07/25/2035	753,349
2,141,836	Series 2006-11	6.00%	08/25/2036	1,312,898
2,406,276	Series 2006-1AR(j)	1M SOFR + 0.39%	02/25/2036	1,484,080
525,563	Series 2006-7(j)	5.10%	06/25/2036	289,313
601,343	Series 2006-7	6.00%	06/25/2036	282,982

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	Nomura Asset Acceptance Corp. Alternative Loan Trust
$918,617	Series 2005-AP3(j)	5.32%	08/25/2035	$409,841
	PR Mortgage Loan Trust
5,531,910	Series 2014-1(f)(j)	5.86%	09/25/2047	5,325,515
	Prime Mortgage Trust
38,938	Series 2006-DR1(f)	5.50%	05/25/2035	35,014
	RBSGC Structured Trust
96,353	Series 2008-B(f)	6.00%	06/25/2037	83,740
	Residential Accredit Loans, Inc.
3,134,113	Series 2006-QA5(j)	1M US L + 0.22%	07/25/2036	1,126,810
1,060,527	Series 2006-QS10	6.50%	08/25/2036	913,952
272,868	Series 2006-QS6	6.00%	06/25/2036	215,452
654,073	Series 2006-QS7	6.00%	06/25/2036	515,420
34,386	Series 2006-QS7(j)	1M US L + 0.40%	06/25/2036	24,238
103,158	Series 2006-QS7(j)(n)	5.60% - 1M US L	06/25/2036	8,014
45,060	Series 2006-QS8(j)	1M US L + 0.45%	08/25/2036	32,856
135,180	Series 2006-QS8(j)(n)	5.55% - 1M US L	08/25/2036	11,994
4,373	Series 2007-QS6(j)	55.00% - 8.33 x 1M US L	04/25/2037	6,272
401,731	Series 2007-QS9	6.50%	07/25/2037	331,447
200,586	Series 2008-QR1	6.00%	08/25/2036	165,944
	Residential Asset Securitization Trust
383,405	Series 2006-A1	6.00%	04/25/2036	177,943
861,241	Series 2006-A2	6.00%	05/25/2036	340,664
896,952	Series 2006-A6	6.50%	07/25/2036	259,095
243,132	Series 2006-A8	6.00%	08/25/2036	149,337
148,396	Series 2006-A8	6.50%	08/25/2036	44,812
314,081	Series 2006-A8(j)(n)	5.90% - 1M US L	08/25/2036	30,956
1,331,051	Series 2007-A1	6.00%	03/25/2037	414,680
55,696	Series 2007-A6	6.00%	06/25/2037	29,765
2,534,789	Series 2007-A7	6.00%	07/25/2037	964,232
	Residential Funding Mortgage Securities I Trust
336,038	Series 2006-S3	5.50%	03/25/2036	272,983
67,941	Series 2006-S6	6.00%	07/25/2036	59,234
186,823	Series 2007-S3	6.00%	03/25/2037	137,428
104,480	Series 2007-S6	6.00%	06/25/2037	81,882
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(j)	4.67%	01/26/2060	3,052,585
	Sequoia Mortgage Trust
853,726	Series 2007-3(j)	4.66%	07/20/2037	652,135
	Structured Asset Securities Corp.
120,614	Series 2005-RF1(f)(j)	1M US L + 0.35%	03/25/2035	104,899
120,614	Series 2005-RF1(f)(j)(n)	0.00%	03/25/2035	151

See Notes to Financial Statements and Financial Highlights.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
	TBW Mortgage-Backed Trust
$1,391,146	Series 2006-2	7.00%	07/25/2036	$222,338
	Verus Securitization Trust
2,300,000	Series 2019-INV3(f)(j)	3.28%	11/25/2059	2,210,239
1,500,000	Series 2021-4(f)(j)	2.20%	07/25/2066	1,099,520
1,400,000	Series 2021-6(f)(j)	4.05%	10/25/2066	1,176,747
2,000,000	Series 2021-7(f)(j)	4.19%	10/25/2066	1,535,691
7,706,000	Series 2022-4(f)(j)	4.78%	04/25/2067	6,862,809
1,369,315	Series 2023-3(f)(m)	6.44%	03/25/2068	1,385,971
	Wachovia Mortgage Loan Trust, LLC Series Trust
43,389	Series 2005-B(j)	6.24%	10/20/2035	41,901
	Washington Mutual Alternative Mortgage Pass-Through Certificates
34,349	Series 2005-9	5.50%	11/25/2035	27,431
292,860	Series 2006-5	6.00%	07/25/2036	212,690
	Washington Mutual Mortgage Pass-Through Certificates Trust
455,506	Series 2006-2	6.00%	03/25/2036	445,440
	Wells Fargo Alternative Loan Trust
182,334	Series 2007-PA2(j)	1M US L + 0.43%	06/25/2037	148,973
182,333	Series 2007-PA2(j)(n)	6.07% - 1M US L	06/25/2037	22,480
100,381	Series 2007-PA3	5.75%	07/25/2037	86,490
213,005	Series 2007-PA3	6.25%	07/25/2037	187,592

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $279,665,731)				207,214,453

Shares/Description		Value
Rights - 0.00%(b)
United States - 0.00%(b)
100	Advent Convertible and Income Fund, Strike Price 0.01, Expires 10/17/2024	3

TOTAL RIGHTS
(Cost $0)		3

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
Warrants - 0.00%(b)
United States - 0.00%(b)
64,870	PERSHING SQUARE SPARC HOLDINGS, Strike Price 0.01, Expires 12/31/2049(d)	$–

TOTAL WARRANTS
(Cost $0)		–

Short-Term Investments - 5.30%
Money Market Fund - 5.30%
67,793,779	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.97%)	67,793,779

TOTAL SHORT-TERM INVESTMENTS
(Cost $67,793,779)		67,793,779

TOTAL INVESTMENTS - 100.07%
(Cost $1,377,491,034)		$1,280,897,491
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		(902,799)
NET ASSETS - 100.00%		$1,279,994,692

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Rates:

1M US L - 1 Month LIBOR as of September 30, 2024 was 4.96%

3M US L - 3 Month LIBOR as of September 30, 2024 was 4.85%

1D SOFR - 1 Day SOFR as of September 30, 2024 was 4.96%

30D SOFR - 30 Day SOFR as of September 30, 2024 was 5.16%

1M SOFR - 1 Month SOFR as of September 30, 2024 was 4.85%

3M SOFR - 3 Month SOFR as of September 30, 2024 was 4.59%

1Y US TI - 1 Year TI as of September 30, 2024 was 3.98%

5Y US TI - 5 Year TI as of September 30, 2024 was 3.58%

10Y US TI - 10 Year TI as of September 30, 2024 was 3.81%

See Notes to Financial Statements and Financial Highlights.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Less than 0.005%.

(c)	Non-income producing security.

(d)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(e)	Affiliated company. See Notes to Financial Statements.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the “Board”) and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $381,380,269, which represents approximately 29.80% of net assets as of September 30, 2024.

(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board. As of September 30, 2024, the aggregate fair value of those securities was $11,990,551, representing 0.94% of net assets.

(h)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(i)	Security is currently in default.

(j)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2024.

(n)	Interest only securities.

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
US 2Yr Note Future	30	December 2024	$6,247,266	$12,308
US T-Bond Future	8	December 2024	993,500	420
			$7,240,766	$12,728

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

September 30, 2024

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
Ultra 10-Yr U.S. Treasury Note Futures	(110)	December 2024	$13,012,657	$(24,302)
US Ultra T-Bond	(45)	December 2024	5,989,219	4,119
			$19,001,876	$(20,183)

See Notes to Financial Statements and Financial Highlights.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
CLOSED-END FUNDS - 1.71%
United States - 1.71%
58,172	Avenue Income Credit Strategies Fund	$385,099
64,315	Western Asset Inflation-Linked Opportunities & Income Fund	568,544

TOTAL CLOSED-END FUNDS
(Cost $980,663)		953,643

COMMON STOCKS - 0.16%
United States - 0.16%
3,304	PHI Group, Inc.(a)(b)	88,812
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $65,834)		88,845

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 11.18%(c)
Great Britain - 0.67%
$244,375	City Football Group, Ltd., First Lien	1M SOFR + 3.00%, 0.50% Floor	07/22/2030	243,764
130,604	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/16/2028	130,598
				374,362
Luxembourg - 0.44%
240,584	Wave Distribution Holdings LLC, First Lien - Dollar Tranche Term Loan	1M SOFR + 3.50%	03/05/2027	241,438

United States - 10.07%
36,396	Adtalem Global Education, Inc., First Lien	6M CME TERM + 2.75%, 0.75% Floor	08/14/2028	36,470
48,564	Advantage Sales & Marketing, Inc., First Lien	3M SOFR + 4.25%, 0.75% Floor	10/28/2027	47,267
121,250	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/15/2028	120,204
78,435	American Auto Auction Group, LLC, First Lien	3M SOFR + 5.00%	12/30/2027	78,877
8,672	American Rock Salt 9/24	6M CME TERM + 7.00%	09/06/2028	8,672
51,278	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	42,381
42,808	Ankura Consulting Group LLC, First Lien	3M SOFR + 4.25%, 0.75% Floor	03/17/2028	42,996
134,121	ARAGORN PARENT CORPORATION, TL	1M SOFR + 4.25%	06/15/2028	134,791

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	57

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$27,275	ASP Blade Holdings, Inc. TLB 1L	3M SOFR + 4.00%	10/07/2028	$20,286
219,563	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	220,488
137,433	Asurion LLC, First Lien - New B-8 Term Loan	3M SOFR + 3.25%	12/23/2026	137,478
155,057	BCP Renaissance Parent LLC, First Lien	3M SOFR + 3.25%, 1.00% Floor	10/31/2028	155,250
69,004	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	65,489
97,750	Bengal Debt Merger Sub, LLC, First Lien	3M SOFR + 3.25%	01/19/2029	80,339
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	15,548
19,763	Carnival Corp., First Lien	1M SOFR + 2.75%, 0.75% Floor	10/18/2028	19,827
172,113	Charter Next Generation, Inc., First Lien	1M SOFR + 3.25%, 0.75% Floor	12/01/2027	172,346
121,250	Consilio/Skopima 5/21 Cov-Lite TLB	3M SOFR + 4.00%	05/12/2028	121,212
22,297	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	22,436
132,647	CQP Holdco LP, First Lien	3M SOFR + 2.25%, 0.50% Floor	12/31/2030	132,678
27,617	Directv Financing LLC, First Lien	1M SOFR + 5.25%, 0.75% Floor	08/02/2027	27,237
242,500	DRW Holdings LLC, First Lien	3M SOFR + 3.50%	06/26/2031	242,689
84,214	EG America LLC, First Lien	3M SOFR + 5.50%, 0.50% Floor	02/07/2028	84,284
76,050	Electron BidCo, Inc. TL 1L	1M SOFR + 3.00%	10/07/2028	76,240
146,250	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.75%	01/13/2029	146,012
235,223	Flynn Restaurant Group LP, First Lien	1M SOFR + 4.25%, 0.50% Floor	12/04/2028	236,291
240,681	Great Outdoors Group LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	03/06/2028	240,957
147,000	Houghton Mifflin Harcrt Co Tl 1L	1M SOFR + 5.25%	04/04/2029	143,365
60,795	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	60,800
61,583	Hunter Douglas, Inc., First Lien	3M SOFR + 3.50%	02/09/2029	61,236
241,934	IRB Holding Corp., First Lien	1M SOFR + 2.75%, 0.75% Floor	12/15/2027	241,900
44,505	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	44,672
57,968	McAfee Corp., First Lien	1M SOFR + 3.25%, 0.50% Floor	03/01/2029	57,836
34,054	Merion Rose Merger Sub, Inc., First Lien	3M SOFR + 4.00%	12/08/2028	31,397
196,706	Natgasoline LLC, First Lien - Initial Term Loan	1M SOFR + 3.625%	11/14/2025	195,723
48,158	Oryx Midstream Services Permian Basin LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	10/05/2028	48,232

See Notes to Financial Statements and Financial Highlights.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$93,100	PMHC II, INC.TLB 1L	3M SOFR + 4.25%	04/21/2029	$91,014
53,625	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	50,991
39,595	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	39,638
145,525	SeaWorld Parks & Entertainment, Inc., First Lien	1M SOFR + 2.50%, 0.50% Floor	08/25/2028	145,404
40,361	Secure Acquisition, Inc.	1M SOFR + 4.25%	12/15/2028	40,488
42,686	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	42,339
134,928	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	118,709
87,188	SPX FLOW, Inc., First Lien	1M SOFR + 3.50%, 0.50% Floor	04/05/2029	87,397
235,847	STUBHUB HLDGS INC, TL	1M SOFR + 4.75%	03/12/2030	236,043
94,534	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	94,203
70,700	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M SOFR + 3.25%, 0.50% Floor	03/31/2028	70,658
186,021	UKG, Inc., First Lien	3M SOFR + 3.25%	02/10/2031	186,254
199,200	University Support Services LLC, First Lien	1M SOFR + 2.75%, 0.50% Floor	02/12/2029	198,857
43,875	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	01/31/2029	42,888
63,213	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	63,450
220,357	Wec US Holdings, Ltd., First Lien	1M SOFR + 2.75%	01/27/2031	220,557
80,930	Whatabrands LLC, First Lien	1M SOFR + 2.75%, 0.50% Floor	08/03/2028	80,903
196,655	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M SOFR + 2.75%	05/19/2025	197,023

				5,620,722

TOTAL BANK LOANS
(Cost $6,277,338)				6,236,522

HIGH YIELD DEBT- 78.08%
Australia - 0.34%
20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	21,321
60,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	62,572
115,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	106,809
				190,702

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	59

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Belgium - 0.23%
$115,000	Ontex Group NV	3.50%	07/15/2026	$127,140

Canada - 2.79%
90,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	81,368
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	50,927
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	100,744
90,000	Bombardier, Inc.(d)	8.75%	11/15/2030	98,939
30,000	Bombardier, Inc.(d)	7.25%	07/01/2031	31,753
90,000	Bombardier, Inc.(d)	7.00%	06/01/2032	94,247
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	107,647
115,000	Dye & Durham, Ltd.(d)	8.63%	04/15/2029	121,757
80,000	Empire Communities Corp.(d)	9.75%	05/01/2029	85,516
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	193,953
15,000	goeasy, Ltd.(d)	7.63%	07/01/2029	15,555
95,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(d)	9.00%	02/15/2029	99,252
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	104,372
110,000	Mercer International, Inc.	5.13%	02/01/2029	93,960
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	69,854
20,000	Open Text Corp.(d)	6.90%	12/01/2027	21,111
38,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	38,105
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	24,969
127,000	Saturn Oil & Gas, Inc.(d)	9.63%	06/15/2029	125,584
				1,559,613
France - 1.78%
100,000	Altice France SA(e)	4.13%	01/15/2029	78,278
55,000	Altice France SA(d)	5.13%	07/15/2029	38,728
100,000	Altice France SA(d)	4.25%	10/15/2029	78,262
100,000	Banijay Entertainment SAS(d)	7.00%	05/01/2029	117,297
65,000	Constellium SE(d)	6.38%	08/15/2032	66,770
255,000	Iliad Holding SASU(d)	5.63%	10/15/2028	289,353
100,000	Loxam SAS(e)	6.38%	05/31/2029	116,506
100,000	Nova Alexandre III SAS(c)(e)	3M EUR L + 5.25%	07/15/2029	109,298
95,000	Vallourec SACA(d)	7.50%	04/15/2032	100,892
				995,384
Germany - 1.52%
200,000	Cheplapharm Arzneimittel GmbH(e)	7.50%	05/15/2030	235,150
100,000	IHO Verwaltungs GmbH(d)(f)	8.75% (9.50%)	05/15/2028	117,105
100,000	Nidda Healthcare Holding GmbH(e)	7.50%	08/21/2026	115,287
96,712	Techem Verwaltungsgesellschaft 674 mbH(e)	6.00%	07/30/2026	107,987
120,000	TUI AG(e)	5.88%	03/15/2029	139,464

See Notes to Financial Statements and Financial Highlights.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$115,000	TUI Cruises GmbH(d)	6.25%	04/15/2029	$134,971
				849,964
Great Britain - 2.59%
125,000	Ardonagh Finco, Ltd.(e)	6.88%	02/15/2031	141,622
160,000	Aston Martin Capital Holdings, Ltd.(d)	10.00%	03/31/2029	157,152
100,000	B&M European Value Retail SA	8.13%	11/15/2030	143,682
100,000	CD&R Firefly Bidco PLC(d)	8.63%	04/30/2029	138,746
105,000	Heathrow Finance PLC	6.63%	03/01/2031	140,725
95,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(d)	8.13%	02/15/2032	97,739
100,000	Pinnacle Bidco PLC(e)	10.00%	10/11/2028	142,803
110,000	RAC Bond Co. PLC(e)	5.25%	11/04/2027	144,446
225,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	200,505
150,000	Vodafone Group PLC(c)	5Y US TI + 2.767%	06/04/2081	136,146
				1,443,566
Hong Kong - 0.43%
250,000	Seaspan Corp.(d)	5.50%	08/01/2029	238,335

Ireland - 1.03%
55,000	Adient Global Holdings, Ltd.(d)	7.00%	04/15/2028	56,699
75,000	Adient Global Holdings, Ltd.(d)	8.25%	04/15/2031	79,659
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	193,037
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	123,842
100,000	Virgin Media Vendor Financing Notes III DAC(d)	4.88%	07/15/2028	123,842
				577,079
Italy - 2.47%
100,000	Cedacri Mergeco SPA(c)(d)	3M EUR L + 4.625%	05/15/2028	111,312
110,000	Cerved Group SpA(c)(e)	3M EUR L + 5.25%	02/15/2029	119,523
100,000	Engineering - Ingegneria Informatica - SpA(e)	5.88%	09/30/2026	109,562
115,000	Fiber Bidco Spa(c)(e)	3M EUR L + 4.00%	01/15/2030	129,014
100,000	Guala Closures SpA(e)	3.25%	06/15/2028	105,346
100,000	IMA Industria Macchine Automatiche SpA(c)(d)	3M EUR L + 3.75%	04/15/2029	112,726
118,967	Inter Media and Communication SpA(e)	6.75%	02/09/2027	134,587
100,000	Mooney Group SpA(c)(e)	3M EUR L + 3.875%	12/17/2026	111,184
115,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	133,375
167,000	Optics Bidco SpA(d)	6.38%	11/15/2033	174,061
125,000	Shiba Bidco SpA	4.50%	10/31/2028	134,895
				1,375,585

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 3.60%
$200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	$188,213
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	3.63%	06/01/2028	105,123
100,000	Altice Financing SA(e)	4.25%	08/15/2029	89,695
100,000	Altice Financing SA(d)	4.25%	08/15/2029	89,696
100,000	Cirsa Finance International Sarl(d)	6.50%	03/15/2029	116,720
120,000	Connect Finco SARL / Connect US Finco LLC(d)	9.00%	09/15/2029	116,278
115,000	Dana Financing Luxembourg Sarl(e)	8.50%	07/15/2031	136,588
100,000	Eurofins Scientific SE(c)(g)	3M EUR L + 2.667%	Perpetual Maturity	109,311
100,000	Eurofins Scientific SE(c)(g)	3M EUR L + 4.241%	Perpetual Maturity	118,146
105,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	100,724
200,000	ION Trading Technologies Sarl(d)	5.75%	05/15/2028	187,085
120,000	Loarre Investments Sarl(e)	6.50%	05/15/2029	139,379
120,000	Rossini Sarl(e)	6.75%	12/31/2029	140,691
100,000	Sani/Ikos Financial Holdings 1 Sarl(d)	7.25%	07/31/2030	114,502
205,000	Summer BC Holdco B SARL(e)	5.75%	10/31/2026	228,453
28,000	Telecom Italia Capital SA	6.38%	11/15/2033	28,886
				2,009,490
Netherlands - 2.65%
125,000	Boels Topholding BV(e)	5.75%	05/15/2030	143,694
125,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV(d)	8.50%	01/15/2031	181,259
130,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	136,843
100,000	Odido Group Holding BV(e)	5.50%	01/15/2030	109,090
125,000	Odido Holding BV(d)	3.75%	01/15/2029	136,796
115,000	OI European Group BV(d)	5.25%	06/01/2029	130,970
120,000	Q-Park Holding I BV(d)	5.13%	02/15/2030	136,478
200,000	Sunrise FinCo I BV(d)	4.88%	07/15/2031	189,406
100,000	Telefonica Europe BV(c)(g)	8Y EUR SWAP + 3.615%	Perpetual Maturity	122,933
200,000	Ziggo BV(d)	4.88%	01/15/2030	190,262
				1,477,731
Spain - 0.36%
180,000	Kaixo Bondco Telecom SA(e)	5.13%	09/30/2029	200,799

Sweden - 0.90%
135,000	Castellum AB(c)(g)	3.454% - 5Y EUR SWAP	Perpetual Maturity	144,130

See Notes to Financial Statements and Financial Highlights.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$140,000	Heimstaden Bostad AB(c)(g)	3.904% - 5Y EUR SWAP	Perpetual Maturity	$137,646
200,000	Verisure Midholding AB(e)	5.25%	02/15/2029	221,372
				503,148
United States - 57.39%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	40,138
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	89,026
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	96,259
80,000	Aethon United BR LP / Aethon United Finance Corp.(d)	7.50%	10/01/2029	81,117
160,000	Alliant Holdings Intermediate LLC /Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	162,710
25,000	Alliant Holdings Intermediate LLC /Alliant Holdings Co.-Issuer(d)	7.00%	01/15/2031	25,709
75,000	Allied Universal Holdco LLC(d)	7.88%	02/15/2031	76,676
70,000	Alpha Generation LLC(d)	6.75%	10/15/2032	71,031
95,000	AMC Networks, Inc.(d)	10.25%	01/15/2029	97,710
125,000	AMC Networks, Inc.	4.25%	02/15/2029	90,520
130,000	Amer Sports Co.(d)	6.75%	02/16/2031	133,383
50,000	American Airlines, Inc.(d)	7.25%	02/15/2028	51,226
90,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	82,717
185,000	AmeriGas Partners LP / AmeriGas Finance Corp.(d)	9.38%	06/01/2028	194,432
65,000	Anywhere Real Estate Group LLC /Anywhere Co.-Issuer Corp.(d)	7.00%	04/15/2030	60,444
235,000	Anywhere Real Estate Group LLC /Realogy Co.-Issuer Corp.	0.25%	06/15/2026	206,154
15,000	Anywhere Real Estate Group LLC /Realogy Co.-Issuer Corp.(d)	5.75%	01/15/2029	12,528
65,000	APX Group, Inc.(d)	5.75%	07/15/2029	64,420
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	216,459
17,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.88%	04/01/2027	17,067
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.25%	04/01/2028	75,432
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	69,832
55,000	Artera Services LLC(d)	8.50%	02/15/2031	54,500
75,000	Ascent Resources Utica Holdings LLC /ARU Finance Corp.(d)	7.00%	11/01/2026	75,127
175,000	ASP Unifrax Holdings, Inc.(d)	5.25%	09/30/2028	87,477
135,000	AssuredPartners, Inc.(d)	7.50%	02/15/2032	138,863
100,000	AT&T, Inc.(c)(g)		Perpetual Maturity	110,395
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	72,104
85,000	Avient Corp.(d)	7.13%	08/01/2030	88,707

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$70,000	B&G Foods, Inc.	5.25%	09/15/2027	$67,335
140,000	B&G Foods, Inc.(d)	8.00%	09/15/2028	146,622
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	151,897
60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	60,841
240,000	Block Communications, Inc.(d)	4.88%	03/01/2028	226,714
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	154,647
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	494,194
1,242,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	1,175,305
200,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	199,864
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.00%	07/15/2029	109,244
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.25%	07/15/2032	63,014
220,000	BlueLinx Holdings, Inc.(d)	6.00%	11/15/2029	212,069
55,000	Boost Newco Borrower LLC(d)	7.50%	01/15/2031	59,063
279,390	Borr IHC, Ltd. / Borr Finance LLC(d)	10.00%	11/15/2028	290,504
105,000	Brinker International, Inc.(d)	8.25%	07/15/2030	112,911
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	43,678
105,000	Buckeye Partners LP(d)	6.88%	07/01/2029	107,669
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	161,000
70,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	66,899
172,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	161,691
125,000	Calpine Corp.(d)	5.00%	02/01/2031	121,137
205,000	Carnival Corp.(d)	6.00%	05/01/2029	207,834
330,000	Carnival Corp.(d)	10.50%	06/01/2030	358,507
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	49,940
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	175,330
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	110,470
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	212,507
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	110,855
130,000	Cedar Fair LP / Canada's Wonderland Co./ Magnum Management Corp. /Millennium Op	5.25%	07/15/2029	127,824
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	79,138
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	38,181
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	38,869
165,000	CHS/Community Health Systems, Inc.(d)	5.25%	05/15/2030	151,986
170,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	187,550
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,812

See Notes to Financial Statements and Financial Highlights.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	$55,100
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	103,391
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	35,084
95,000	Clear Channel Outdoor Holdings, Inc.(d)	5.13%	08/15/2027	93,463
60,000	Clear Channel Outdoor Holdings, Inc.(d)	9.00%	09/15/2028	63,834
65,000	Clear Channel Outdoor Holdings, Inc.(d)	7.88%	04/01/2030	68,025
280,000	Cleveland-Cliffs, Inc.(d)	7.00%	03/15/2032	283,427
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	273,848
160,000	Cloud Software Group, Inc.(d)	8.25%	06/30/2032	167,377
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	85,886
35,000	Clydesdale Acquisition Holdings, Inc.(d)	6.88%	01/15/2030	35,787
70,000	Cogent Communications Group LLC(d)	7.00%	06/15/2027	71,291
150,000	Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.(d)	7.00%	06/15/2027	152,577
25,000	CommScope LLC(d)	7.13%	07/01/2028	20,755
108,000	CommScope LLC(d)	4.75%	09/01/2029	90,855
145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	140,992
90,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	87,665
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	65,503
105,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	96,742
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	67,598
150,000	Cougar JV Subsidiary LLC(d)	8.00%	05/15/2032	158,734
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	271,446
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	108,835
75,000	CSC Holdings LLC(d)	5.50%	04/15/2027	66,025
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	59,629
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	12,373
110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	120,195
145,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	136,289
20,000	Dana, Inc.	5.38%	11/15/2027	19,876
30,000	Dana, Inc.	4.25%	09/01/2030	26,960
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	191,595
65,000	Elastic NV(d)	4.13%	07/15/2029	60,793
100,000	EMRLD Borrower LP / Emerald Co.- Issuer, Inc.(d)	6.38%	12/15/2030	117,100
85,000	Endo Finance Holdings, Inc.(d)	8.50%	04/15/2031	91,187
45,000	EnerSys(d)	6.63%	01/15/2032	46,600
265,000	EnLink Midstream Partners LP	5.05%	04/01/2045	238,571
180,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	174,414
275,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	287,519

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$65,000	EquipmentShare.com, Inc.(d)	8.00%	03/15/2033	$66,593
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	47,779
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	46,616
90,000	Fiesta Purchaser, Inc.(d)	7.88%	03/01/2031	95,569
70,000	Fiesta Purchaser, Inc.(d)	9.63%	09/15/2032	72,635
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,663
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	168,588
100,000	Fortress Intermediate 3, Inc.(d)	7.50%	06/01/2031	105,628
200,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	199,345
23,000	Fortress Transportation and Infrastructure Investors LLC(d)	7.88%	12/01/2030	24,801
500,000	Franklin BSP Capital Corp.(d)	4.85%	12/15/2024	498,556
672,860	Franklin BSP Capital Corp.	3.25%	03/30/2026	651,261
15,000	Freedom Mortgage Corp.(d)	12.00%	10/01/2028	16,399
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	39,230
70,000	Freedom Mortgage Holdings LLC(d)	9.13%	05/15/2031	72,055
10,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	9,918
20,000	Frontier Communications Holdings LLC(d)	8.75%	05/15/2030	21,330
1,000,000	FS KKR Capital Corp.	4.13%	02/01/2025	994,191
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	34,900
34,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	34,158
130,000	Graham Packaging Co., Inc.(d)	7.13%	08/15/2028	128,850
115,000	Great Lakes Dredge & Dock Corp.(d)	5.25%	06/01/2029	107,009
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	127,545
90,000	Gulfport Energy Corp.(d)	6.75%	09/01/2029	91,165
30,000	Hanesbrands, Inc.(d)	4.88%	05/15/2026	29,765
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	151,248
5,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.75%	09/15/2030	4,519
1,782	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/2026	1,679
130,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	8.75%	05/01/2029	132,999
115,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	7.88%	05/01/2029	130,417
170,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(d)	5.00%	06/01/2029	161,634
30,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	12.25%	04/15/2029	29,935
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	4.88%	06/01/2029	85,614

See Notes to Financial Statements and Financial Highlights.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$80,000	Howard Midstream Energy Partners LLC(d)	8.88%	07/15/2028	$84,914
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	44,174
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	83,417
255,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	246,938
145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	141,615
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,816
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	57,372
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	54,351
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	142,899
105,000	JELD-WEN, Inc.(d)	7.00%	09/01/2032	106,204
20,000	JetBlue Airways Corp.	0.50%	04/01/2026	18,450
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	281,397
90,000	Kennedy-Wilson, Inc.	5.00%	03/01/2031	80,869
145,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	150,607
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	55,419
130,000	Kodiak Gas Services LLC(d)	7.25%	02/15/2029	134,639
115,000	Kraken Oil & Gas Partners LLC(d)	7.63%	08/15/2029	114,949
50,000	LABL, Inc.(d)	5.88%	11/01/2028	46,921
155,000	LCM Investments Holdings II LLC(d)	8.25%	08/01/2031	164,708
20,000	Level 3 Financing, Inc.(d)	4.63%	09/15/2027	17,715
15,000	Level 3 Financing, Inc.(d)	4.25%	07/01/2028	12,000
60,000	Level 3 Financing, Inc.(d)	3.63%	01/15/2029	42,150
140,000	Level 3 Financing, Inc.(d)	3.75%	07/15/2029	95,900
185,000	LFS Topco LLC(d)	5.88%	10/15/2026	174,185
130,000	Lightning Power LLC(d)	7.25%	08/15/2032	136,812
135,000	Madison IAQ LLC(d)	5.88%	06/30/2029	131,559
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	48,080
215,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	202,401
110,000	Masterbrand, Inc.(d)	7.00%	07/15/2032	115,370
110,000	Matador Resources Co.(d)	6.88%	04/15/2028	111,971
25,000	Matador Resources Co.(d)	6.50%	04/15/2032	24,981
75,000	Mativ Holdings, Inc.(d)	8.00%	10/01/2029	76,644
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	108,011
60,000	Mercer International, Inc.	5.50%	01/15/2026	58,950
55,000	MPH Acquisition Holdings LLC(d)	5.50%	09/01/2028	39,710
135,000	Nabors Industries, Inc.(d)	9.13%	01/31/2030	139,345
100,000	Nabors Industries, Inc.(d)	8.88%	08/15/2031	95,216
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	28,154
20,000	Nationstar Mortgage Holdings, Inc.(d)	7.13%	02/01/2032	20,904
150,000	NCL Corp., Ltd.(d)	8.13%	01/15/2029	160,533
80,000	NCL Corp., Ltd.(d)	7.75%	02/15/2029	85,786
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	126,692
34,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	33,300
245,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	230,136

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	$35,786
135,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	131,953
105,000	NextEra Energy Operating Partners LP(d)	7.25%	01/15/2029	110,794
130,000	NextEra Energy Partners LP(d)(h)	0.00%	11/15/2025	121,907
150,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.13%	02/15/2029	153,921
45,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.38%	02/15/2032	46,409
25,000	Northern Oil & Gas, Inc.(d)	8.13%	03/01/2028	25,202
105,000	Northern Oil & Gas, Inc.(d)	8.75%	06/15/2031	109,543
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	235,841
5,000	NuStar Logistics LP	6.00%	06/01/2026	5,034
28,000	NuStar Logistics LP	6.38%	10/01/2030	29,073
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	20,054
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	155,421
115,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	109,918
25,000	Olympus Water US Holding Corp.(d)	9.75%	11/15/2028	26,713
115,000	Olympus Water US Holding Corp.(e)	9.63%	11/15/2028	137,674
40,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	38,753
120,000	Olympus Water US Holding Corp.(d)	7.25%	06/15/2031	124,985
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,852
20,000	OneMain Finance Corp.	7.13%	11/15/2031	20,255
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	197,332
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	212,126
60,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	7.88%	05/15/2034	63,642
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,902
25,000	Owens & Minor, Inc.(d)	4.50%	03/31/2029	22,632
76,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	73,845
25,000	Owens-Brockway Glass Container, Inc.(d)	7.25%	05/15/2031	25,715
200,000	Owens-Brockway Glass Container, Inc.(d)	7.38%	06/01/2032	204,505
140,000	Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	146,957
55,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	5.88%	10/01/2028	54,958
170,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	165,104
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	7.00%	02/01/2030	46,817
70,000	Pebblebrook Hotel Trust	1.75%	12/15/2026	64,540
145,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	140,556
35,000	Permian Resources Operating LLC(d)	5.88%	07/01/2029	34,997

See Notes to Financial Statements and Financial Highlights.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$75,000	Phinia, Inc.(d)	6.75%	04/15/2029	$77,494
165,000	Pike Corp.(d)	8.63%	01/31/2031	176,627
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	245,251
176,000	QVC, Inc.(d)	6.88%	04/15/2029	146,401
100,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	103,530
100,000	RAY Financing LLC(d)	6.50%	07/15/2031	114,529
145,000	RHP HOTEL PPTY RHP 6 1/2 04/01/32		04/01/2032	149,957
120,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	7.25%	07/15/2028	125,672
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	36,855
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	67,060
115,000	Rocket Software, Inc.(d)	9.00%	11/28/2028	120,108
135,000	Royal Caribbean Cruises, Ltd.(d)	6.25%	03/15/2032	140,125
170,000	Sally Holdings LLC / Sally Capital, Inc.	6.75%	03/01/2032	174,756
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	98,850
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	103,845
141,000	Service Properties Trust(d)	8.63%	11/15/2031	153,450
165,000	Service Properties Trust	8.88%	06/15/2032	157,751
85,000	Sirius XM Radio, Inc.(d)	5.50%	07/01/2029	83,106
245,000	Sirius XM Radio, Inc.(d)	4.13%	07/01/2030	222,355
40,000	Sirius XM Radio, Inc.(d)	3.88%	09/01/2031	34,883
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	79,557
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	98,462
70,000	Sotera Health Holdings LLC(d)	7.38%	06/01/2031	72,783
22,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	19,371
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	39,695
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	83,330
115,000	Summit Materials LLC / Summit Materials Finance Corp.(d)	7.25%	01/15/2031	121,932
140,000	Sunoco LP(d)	7.25%	05/01/2032	148,517
115,000	Talen Energy Supply LLC(d)	8.63%	06/01/2030	125,426
135,000	TMS International Corp.(d)	6.25%	04/15/2029	128,690
70,000	TransDigm, Inc.	4.63%	01/15/2029	67,658
95,000	UKG, Inc.(d)	6.88%	02/01/2031	98,232
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	115,452
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	9,686
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	100,662
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	30,277
195,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	7.13%	03/15/2029	200,995
135,000	Velocity Vehicle Group LLC(d)	8.00%	06/01/2029	140,688
90,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	93,887

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Principal Amount/Description		Rate	Maturity	Value
$110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	$123,984
100,000	Venture Global LNG, Inc.(d)	7.00%	01/15/2030	102,236
325,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	343,397
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	64,734
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	43,094
140,000	Vistra Operations Co. LLC(d)	6.88%	04/15/2032	147,385
175,000	Vital Energy, Inc.(d)	7.88%	04/15/2032	169,654
40,000	Walgreens Boots Alliance, Inc.	8.13%	08/15/2029	39,964
65,000	Walgreens Boots Alliance, Inc.	4.10%	04/15/2050	42,789
65,000	Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	68,522
245,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	243,892
50,000	Weatherford International, Ltd.(d)	8.63%	04/30/2030	52,137
120,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	116,949
110,000	WESCO Distribution, Inc.(d)	6.63%	03/15/2032	114,714
180,000	Western Midstream Operating LP	5.50%	08/15/2048	167,155
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	74,031
110,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	117,802
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	93,731
175,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	164,568
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	69,203
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	59,374
340,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	304,423
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	35,359
35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	36,308
115,000	ZipRecruiter, Inc.(d)	5.00%	01/15/2030	104,167
				32,029,556

TOTAL HIGH YIELD DEBT
(Cost $42,486,461)				43,578,092

BUSINESS DEVELOPMENT COMPANY NOTES - 0.51%
United States - 0.51%

3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	77,321
210,000	MidCap Financial Investment Corp.	5.25%	03/03/2025	208,656

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $284,988)				285,977

See Notes to Financial Statements and Financial Highlights.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

Shares/Description		Value
WARRANTS - 0.01%(b)
United States - 0.01%
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)	$–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	4,799

TOTAL WARRANTS
(Cost $105,685)		4,799

SHORT-TERM INVESTMENTS - 6.51%
Money Market Fund - 6.51%
3,634,120	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 4.97%)	3,634,120

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,634,120)		3,634,120

TOTAL INVESTMENTS - 98.16%
(Cost $53,835,088)		$54,781,998
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.84%		1,027,205
NET ASSETS - 100.00%		$55,809,203

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Rates:

1M US L - 1 Month LIBOR as of September 30, 2024 was 4.96%

3M US L - 3 Month LIBOR as of September 30, 2024 was 4.85%

6M US L - 6 Month LIBOR as of September 30, 2024 was 4.68%

3M EUR L - 3 Month EURIBOR as of September 30, 2024 was 3.28%

6M EUR L - 6 Month EURIBOR as of September 30, 2024 was 3.11%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of September 30, 2024 was 2.87%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(b)	Non-income producing security.

(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the “Board”) and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $31,659,548, which represents approximately 56.73% of net assets as of September 30, 2024.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board. As of September 30, 2024, the aggregate fair value of those securities was $4,146,338, representing 7.43% of net assets.

(f)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(g)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements and Financial Highlights.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

September 30, 2024

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2024	Fund Delivering	U.S. $ Value at September 30, 2024	Unrealized Appreciation/ (Depreciation)
State Street Corporation	10/4/2024	EUR	100,191	USD	99,971	$220
State Street Corporation	10/4/2024	USD	12,628	GBP	12,614	14
						$234
State Street Corporation	10/4/2024	USD	6,975,650	EUR	7,015,718	$(40,068)
State Street Corporation	10/4/2024	USD	1,139,645	GBP	1,160,374	(20,729)
State Street Corporation	10/4/2024	USD	53,259	EUR	53,286	(27)
						$(60,824)

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	73

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	September 30, 2024

ASSETS:
Investment in securities:
At cost	$40,455,139
At value	$45,627,214

Cash	2,494
Foreign currency, at value (Cost $278)	298
Interest receivable	71,276
Dividends receivable	32,459
Receivable for fund investments sold	15,008
Receivable for fund shares sold	9,729
Prepaid expenses and other assets	5,725
Total Assets	45,764,203
LIABILITIES:
Payable for fund shares redeemed	10,665
Payable to Adviser	37,177
Payable for fund accounting and administration fees	5,083
Accrued 12b-1 fees - Class R Shares	3,306
Payable for custodian fees	873
Payable for audit fees	27,634
Payable to transfer agent	5,323
Loan facility fee payable	2,213
Other accrued expenses	14,105
Total Liabilities	106,379
Net Assets	$45,657,824
NET ASSETS CONSIST OF:
Paid-in capital	$44,854,391
Total distributable earnings	803,433
Net Assets	$45,657,824
PRICING OF SHARES:
Class I Shares
Net Assets	$29,522,992
Shares of common stock outstanding
(unlimited number of shares, no par value)	3,828,086
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.71
Class R Shares
Net Assets	$16,134,832
Shares of common stock outstanding
(unlimited number of shares, no par value)	2,088,639
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.73

See Notes to Financial Statements and Financial Highlights.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	September 30, 2024

ASSETS:
Investment in securities:
At cost	$1,338,977,506
At value	$1,244,019,656
Investment in affiliates:
At cost	38,513,528
At value	36,877,835
Cash	8,986
Foreign currency, at value (Cost $519)	532
Interest receivable	7,671,721
Receivable for fund shares sold	1,680,336
Receivable for fund investments sold	1,677,939
Dividends receivable	1,193,143
Deposits with broker for futures contracts	517,933
Variation margin receivable	75,125
Prepaid expenses and other assets	19,773
Total Assets	1,293,742,979
LIABILITIES:
Payable for fund investments purchased	6,334,718
Payable for fund shares redeemed	6,185,427
Payable to Adviser	767,287
Payable for fund accounting and administration fees	147,445
Accrued 12b-1 fees - Class R Shares	11,592
Payable for custodian fees	13,572
Payable for audit fees	63,349
Payable to transfer agent	23,051
Loan facility fee payable	58,414
Other accrued expenses	143,432
Total Liabilities	13,748,287
Commitments and Contingencies (Note 5)
Net Assets	$1,279,994,692
NET ASSETS CONSIST OF:
Paid-in capital	$1,550,695,145
Total distributable earnings/(accumulated deficit)	(270,700,453)
Net Assets	$1,279,994,692

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	75

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	September 30, 2024

PRICING OF SHARES:
Class I Shares
Net Assets	$1,223,115,400
Shares of common stock outstanding
(unlimited number of shares, no par value)	135,134,273
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.05
Class R Shares
Net Assets	$56,879,292
Shares of common stock outstanding
(unlimited number of shares, no par value)	6,270,098
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.07

See Notes to Financial Statements and Financial Highlights.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	September 30, 2024

ASSETS:
Investment in securities:
At cost	$53,835,088
At value	$54,781,998

Cash	259,982
Foreign currency, at value (Cost $95,609)	95,835
Interest receivable	786,600
Receivable for fund investments sold	362,241
Receivable for fund shares sold	780
Unrealized appreciation on forward foreign currency contracts	234
Prepaid expenses and other assets	2,423
Total Assets	56,290,093
LIABILITIES:
Payable for fund investments purchased	314,946
Payable for fund shares redeemed	3,750
Unrealized depreciation on forward foreign currency contracts	60,824
Payable to Adviser	22,028
Payable for fund accounting and administration fees	29,816
Accrued 12b-1 fees - Class R Shares	806
Payable for custodian fees	3,389
Payable for audit fees	27,773
Payable to transfer agent	3,516
Loan facility fee payable	2,567
Other accrued expenses	11,475
Total Liabilities	480,890
Commitments and Contingencies (Note 5)
Net Assets	$55,809,203
NET ASSETS CONSIST OF:
Paid-in capital	$61,918,501
Total distributable earnings/(accumulated deficit)	(6,109,298)
Net Assets	$55,809,203
PRICING OF SHARES:
Class I Shares
Net Assets	$51,793,445
Shares of common stock outstanding
(unlimited number of shares, no par value)	5,811,101
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.91
Class R Shares
Net Assets	$4,015,758
Shares of common stock outstanding
(unlimited number of shares, no par value)	450,990
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.90

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	77

RiverNorth Core Opportunity Fund

Statement of Operations	For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividend income	$1,794,965
Interest income	160,053
Total Investment Income	1,955,018

EXPENSES:
Investment Adviser fee	455,333
Transfer agent expenses	55,172
Registration expenses	54,735
Accounting and administration fee	49,079
12b-1 fees - Class R Shares	42,212
Audit expenses	31,517
Compliance expense	22,822
Printing expenses	15,271
Legal expenses	9,362
Facility loan fees	7,210
Trustee expenses	5,340
Custodian expenses	2,939
Insurance expenses	681
Miscellaneous expenses	12,160
Total Expenses	763,833
Net Investment Income	1,191,185

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	1,118,215
Net realized gain	1,118,215
Long-term capital gain distributions from other investment companies	7,043
Net change in unrealized appreciation/depreciation on:
Investments	7,775,905
Translation of assets and liabilities denominated in foreign currencies	15
Net change in unrealized appreciation/depreciation	7,775,920
Net Realized and Unrealized Gain on Investments	8,901,178
Net Increase in Net Assets Resulting from Operations	$10,092,363

See Notes to Financial Statements and Financial Highlights.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividend income	$22,925,529
Dividend income from affiliated securities	2,381,149
Interest income	40,909,636
Other income	95,699
Foreign taxes withheld	(1,694)
Total Investment Income	66,310,319

EXPENSES:
Investment Adviser fee	9,225,218
Accounting and administration fee	1,194,239
Facility loan fees	234,894
Legal expenses	208,055
Transfer agent expenses	150,367
Trustee expenses	144,348
Registration expenses	141,099
Compliance expense	136,895
12b-1 fees - Class R Shares	136,738
Printing expenses	113,125
Custodian expenses	58,463
Audit expenses	29,175
Insurance expenses	22,673
Miscellaneous expenses	84,944
Total expenses	11,880,233
Less fees waived/reimbursed by Investment Adviser:	(201,907)
Net Expenses	11,678,326
Net Investment Income	54,631,993

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(47,118,801)
Futures Contracts	748,717
Net realized loss	(46,370,084)
Net change in unrealized appreciation/depreciation on:
Investments	177,825,821
Affiliated Investments	2,863,278
Futures Contracts	1,083,209
Translation of assets and liabilities denominated in foreign currencies	19
Net change in unrealized appreciation/depreciation	181,772,327
Net Realized and Unrealized Gain on Investments	135,402,243
Net Increase in Net Assets Resulting from Operations	$190,034,236

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	79

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Year Ended September 30, 2024

INVESTMENT INCOME:
Dividend income	$330,616
Interest income	3,607,769
Other income	14,418
Foreign taxes withheld	18
Total Investment Income	3,952,821

EXPENSES:
Investment Adviser fee	541,416
Accounting and administration fee	149,919
Transfer agent expenses	40,868
Registration expenses	40,322
Audit expenses	31,562
Compliance expense	23,584
Custodian expenses	12,909
Printing expenses	11,992
Legal expenses	9,907
12b-1 fees - Class R Shares	9,472
Facility loan fees	9,351
Trustee expenses	6,334
Insurance expenses	580
Miscellaneous expenses	10,847
Total expenses	899,063
Less fees waived/reimbursed by Investment Adviser:	–
Class I Shares	(147,345)
Class R Shares	(11,201)
Net Expenses	740,517
Net Investment Income	3,212,304

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(359,513)
Forward foreign currency contracts	(143,277)
Translation of assets and liabilities denominated in foreign currencies	6,163
Net realized loss	(496,627)
Net change in unrealized appreciation/depreciation on:
Investments	4,172,986
Forward foreign currency contracts	(179,185)
Translation of assets and liabilities denominated in foreign currencies	3,396
Net change in unrealized appreciation/depreciation	3,997,197
Net Realized and Unrealized Gain on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	3,500,570
Net Increase in Net Assets Resulting from Operations	$6,712,874

See Notes to Financial Statements and Financial Highlights.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,191,185	$2,129,229
Net realized gain/(loss)	1,118,215	(2,392,542)
Long-term capital gains from other investment companies	7,043	270,808
Net change in unrealized appreciation/depreciation on investments	7,775,920	4,958,382
Net increase in net assets resulting from operations	10,092,363	4,965,877

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(1,512,964)	(1,233,587)
Class R shares	(838,913)	(733,413)
From tax return of capital
Class I shares	–	(91,455)
Class R shares	–	(54,374)
Net decrease in net assets from distributions to shareholders	(2,351,877)	(2,112,829)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	2,025,510	2,173,544
Reinvestment of distributions	1,385,727	1,200,482
Cost of shares redeemed	(5,391,971)	(5,643,870)
Net decrease in net assets from capital share transactions	(1,980,734)	(2,269,844)
Class R Shares
Proceeds from shares sold	260,679	214,048
Reinvestment of distributions	830,330	777,524
Cost of shares redeemed	(4,411,797)	(2,931,654)
Net decrease in net assets from capital share transactions	(3,320,788)	(1,940,082)
Net Increase/(Decrease) in Net Assets	2,438,964	(1,356,878)

NET ASSETS:
Beginning of year	$43,218,860	$44,575,738
End of year	$45,657,824	$43,218,860

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	81

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	285,587	328,036
Shares issued in reinvestment of distributions	190,089	182,130
Shares redeemed	(747,875)	(853,125)
Net decrease from share transactions	(272,199)	(342,959)

Class R Shares
Shares sold	36,705	32,067
Shares issued in reinvestment of distributions	113,920	117,778
Shares redeemed	(604,103)	(442,877)
Net decrease from share transactions	(453,478)	(293,032)

See Notes to Financial Statements and Financial Highlights.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$54,631,993	$66,387,213
Net realized loss	(46,370,084)	(79,834,846)
Long-term capital gains from other investment companies	–	132,834
Net change in unrealized appreciation/depreciation on investments	181,772,327	53,538,659
Net increase in net assets resulting from operations	190,034,236	40,223,860

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(50,340,006)	(7,850,065)
Class R shares	(2,244,260)	(398,363)
From tax return of capital
Class I shares	(20,751,276)	(74,152,295)
Class R shares	(925,134)	(3,762,969)
Net decrease in net assets from distributions to shareholders	(74,260,676)	(86,163,692)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	409,004,876	490,566,723
Reinvestment of distributions	58,872,004	67,534,846
Cost of shares redeemed	(521,923,520)	(615,512,582)
Net decrease in net assets from capital share transactions	(54,046,640)	(57,411,013)
Class R Shares
Proceeds from shares sold	17,638,577	11,801,009
Reinvestment of distributions	3,027,646	4,040,154
Cost of shares redeemed	(28,045,803)	(25,210,864)
Net decrease in net assets from capital share transactions	(7,379,580)	(9,369,701)
Net Increase/(Decrease) in Net Assets	54,347,340	(112,720,546)

NET ASSETS:
Beginning of year	$1,225,647,352	$1,338,367,898
End of year	$1,279,994,692	$1,225,647,352

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	83

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	47,481,336	57,165,416
Shares issued in reinvestment of distributions	6,776,917	7,972,440
Shares redeemed	(60,912,349)	(72,274,751)
Net decrease from share transactions	(6,654,096)	(7,136,895)

Class R Shares
Shares sold	2,012,138	1,375,355
Shares issued in reinvestment of distributions	347,941	476,071
Shares redeemed	(3,239,310)	(2,952,110)
Net decrease from share transactions	(879,231)	(1,100,684)

See Notes to Financial Statements and Financial Highlights.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,212,304	$3,197,007
Net realized loss	(496,627)	(1,063,761)
Net change in unrealized appreciation/depreciation	3,997,197	3,110,230
Net increase in net assets resulting from operations	6,712,874	5,243,476

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(2,698,026)	(3,796,566)
Class R Shares	(195,771)	(279,109)
From tax return of capital
Class I Shares	(734,921)	(101,347)
Class R Shares	(54,197)	(7,451)
Net decrease in net assets from distributions to shareholders	(3,682,915)	(4,184,473)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	1,231,613	16,237,099
Reinvestment of distributions	3,432,207	3,897,073
Cost of shares redeemed	(5,170,779)	(15,868,053)
Net increase/(decrease) in net assets from capital share transactions	(506,959)	4,266,119

Class R Shares
Proceeds from shares sold	653,125	1,130,279
Reinvestment of distributions	249,143	285,386
Cost of shares redeemed	(705,799)	(1,718,999)
Net increase/(decrease) in net assets from capital share transactions	196,469	(303,334)

Net Increase in Net Assets	2,719,469	5,021,788

NET ASSETS:
Beginning of year	$53,089,734	$48,067,946
End of year	$55,809,203	$53,089,734

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	85

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	141,620	1,938,095
Shares issued in reinvestment of distributions	393,377	464,347
Shares redeemed	(592,493)	(1,887,488)
Net increase/(decrease) from share transactions	(57,496)	514,954

Class R Shares
Shares sold	74,812	133,097
Shares issued in reinvestment of distributions	28,575	34,069
Shares redeemed	(81,561)	(203,856)
Net increase/(decrease) from share transactions	21,826	(36,690)

See Notes to Financial Statements and Financial Highlights.

86	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	87

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(b)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)

Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)

Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

88	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$6.50	$6.12	$9.30	$7.43	$8.05

0.20	0.31	0.17	0.28	0.16
1.39	0.38	(1.40)	2.11	(0.41)
1.59	0.69	(1.23)	2.39	(0.25)

(0.38)	(0.29)	(0.28)	(0.39)	(0.19)
–	–	(1.61)	(0.13)	(0.18)
–	(0.02)	(0.06)	–	–
(0.38)	(0.31)	(1.95)	(0.52)	(0.37)
–	–	–	–	–
1.21	0.38	(3.18)	1.87	(0.62)
$7.71	$6.50	$6.12	$9.30	$7.43
25.02%	11.37%	(16.70%)	32.96%	(3.00%)

$29,523	$26,662	$27,196	$54,868	$49,994

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

1.58%	1.49%	1.39%	1.33%	1.29%

1.58%	1.49%	1.39%	1.33%	1.29%

2.72%	4.75%	2.17%	3.19%	2.10%

2.72%	4.75%	2.17%	3.19%	2.10%
41%	60%	106%	182%	110%

See Notes to Financial Statements and Financial Highlights

Annual Report | September 30, 2024	89

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

90	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(b)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)
Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

92	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$6.51	$6.13	$9.31	$7.44	$8.06

0.18	0.30	0.14	0.25	0.15
1.41	0.38	(1.39)	2.12	(0.42)
1.59	0.68	(1.25)	2.37	(0.27)

(0.37)	(0.28)	(0.26)	(0.37)	(0.18)
–	–	(1.61)	(0.13)	(0.17)
–	(0.02)	(0.06)	–	–
(0.37)	(0.30)	(1.93)	(0.50)	(0.35)
–	–	–	–	–
1.22	0.38	(3.18)	1.87	(0.62)
$7.73	$6.51	$6.13	$9.31	$7.44
24.83%	11.07%	(16.88%)	32.58%	(3.24%)

$16,135	$16,557	$17,380	$25,705	$27,213

N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

1.84%	1.74%	1.64%	1.58%	1.54%
1.84%	1.74%	1.64%	1.58%	1.54%

2.45%	4.51%	1.86%	2.88%	1.93%

2.45%	4.51%	1.86%	2.88%	1.93%
41%	60%	106%	182%	110%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	93

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

94	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

96	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
$8.23	$8.51	$10.52	$10.20	$10.33

0.39	0.44	0.21	0.38	0.45
0.96	(0.14)	(1.64)	0.38	(0.10)
1.35	0.30	(1.43)	0.76	0.35

(0.37)	(0.06)	(0.58)	(0.44)	(0.46)
(0.16)	(0.52)	–	–	(0.02)
(0.53)	(0.58)	(0.58)	(0.44)	(0.48)
–	–	–	–	–
0.82	(0.28)	(2.01)	0.32	(0.13)
$9.05	$8.23	$8.51	$10.52	$10.20

16.82%	3.50%	(14.04%)	7.52%	3.51%

$1,223,115	$1,166,687	$1,267,978	$1,894,398	$1,686,872

N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

0.95%	0.91%	0.88%	0.87%	0.87%
0.94%	0.90%	0.87%	0.86%	0.87%

4.44%	5.18%	2.10%	3.66%	4.42%

4.45%	5.18%	2.10%	3.66%	4.42%
84%	68%	104%	100%	81%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	97

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

98	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

100	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,	September 30,
2024	2023	2022	2021	2020
$8.25	$8.53	$10.54	$10.22	$10.35

0.36	0.38	0.17	0.36	0.43
0.97	(0.10)	(1.63)	0.37	(0.10)
1.33	0.28	(1.46)	0.73	0.33

(0.36)	(0.06)	(0.55)	(0.41)	(0.44)
(0.15)	(0.50)	–	–	(0.02)
(0.51)	(0.56)	(0.55)	(0.41)	(0.46)
–	–	–	–	–
0.82	(0.28)	(2.01)	0.32	(0.13)
$9.07	$8.25	$8.53	$10.54	$10.22

16.50%	3.24%	(14.23%)	7.23%	3.24%

$56,879	$58,961	$70,390	$140,863	$129,355

N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

1.20%	1.17%	1.13%	1.12%	1.12%
1.19%	1.15%	1.12%	1.11%	1.12%

4.14%	4.47%	1.67%	3.41%	4.18%

4.16%	4.47%	1.67%	3.42%	4.18%
84%	68%	104%	100%	81%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	101

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

102	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
$8.43	$8.26	$9.53	$9.09	$9.55

0.52	0.50	0.33	0.33	0.34
0.56	0.35	(1.27)	0.44	(0.35)
1.08	0.85	(0.94)	0.77	(0.01)

(0.47)	(0.66)	(0.33)	(0.33)	(0.37)
(0.13)	(0.02)	–	–	(0.08)
(0.60)	(0.68)	(0.33)	(0.33)	(0.45)
–	–	–	–	–
0.48	0.17	(1.27)	0.44	(0.46)
$8.91	$8.43	$8.26	$9.53	$9.09

13.16%	10.59%	(10.03%)	8.55%	(0.02%)

$51,793	$49,475	$44,223	$41,386	$40,375

1.64%	1.57%	1.62%	1.75%	N/A
1.35%	1.35%	1.35%	1.35%	N/A

5.66%	5.72%	3.38%	3.07%	N/A

5.95%	5.94%	3.65%	3.47%	N/A

1.64%	1.57%	1.62%	1.75%	1.69%
1.35%	1.35%	1.35%	1.35%	1.35%

5.66%	5.72%	3.38%	3.07%	3.43%

5.95%	5.94%	3.65%	3.47%	3.78%
57%	75%	57%	72%	80%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	105

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

106	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(b)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(c)
Ratio of expenses to average net assets including fee waivers and reimbursements(c)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(c)

Ratio of net investment income to average net assets including fee waivers and reimbursements(c)
Portfolio turnover rate

See Notes to Financial Statements and Financial Highlights.

108	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
$8.42	$8.25	$9.52	$9.08	$9.54

0.50	0.48	0.31	0.30	0.32
0.55	0.35	(1.27)	0.45	(0.36)
1.05	0.83	(0.96)	0.75	(0.04)

(0.45)	(0.64)	(0.31)	(0.31)	(0.35)
(0.12)	(0.02)	–	–	(0.07)
(0.57)	(0.66)	(0.31)	(0.31)	(0.42)
–	–	–	–	–
0.48	0.17	(1.27)	0.44	(0.46)
$8.90	$8.42	$8.25	$9.52	$9.08

12.88%	10.33%	(10.27%)	8.31%	(0.27%)

$4,016	$3,615	$3,845	$4,548	$4,989

1.90%	1.82%	1.88%	2.00%	N/A
1.60%	1.60%	1.60%	1.60%	N/A

5.41%	5.46%	3.10%	2.83%	N/A

5.71%	5.69%	3.37%	3.22%	N/A

1.90%	1.82%	1.88%	2.00%	1.95%
1.60%	1.60%	1.60%	1.60%	1.60%

5.41%	5.46%	3.10%	2.83%	3.19%

5.71%	5.69%	3.37%	3.22%	3.53%
57%	75%	57%	72%	80%

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	109

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements and Financial Highlights.

110	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC ("RiverNorth" or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements and financial highlights are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements and financial highlights during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements and financial highlights may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements and financial highlights have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on September 30, 2024.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and financial highlights, and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the year ended September 30, 2024, no foreign capital gains tax was accrued or paid by the Funds.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to the Funds’ portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange traded funds, preferred stocks, and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at September 30, 2024 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$32,652,177	$–	$–	$32,652,177
Closed-End Funds - Preferred Shares	381,931	–	–	381,931
Business Development Companies	367,725	–	–	367,725
Exchange Traded Funds	3,627,932	–	–	3,627,932
Business Development Company Notes	–	198,720	–	198,720
U.S. Corporate Bonds	–	1,173,915	–	1,173,915
U.S. Government Bonds and Notes	–	998,921	–	998,921
Rights	3	–	–	3
Warrants	2,939	–	–	2,939
Short-Term Investments	6,222,951	–	–	6,222,951
Total	$43,255,658	$2,371,556	$–	$45,627,214

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$218,815,444	$–	$–		$218,815,444
Closed-End Funds - Preferred Shares	7,259,522	$–	–		7,259,522
Business Development Companies	4,010,009	–	–		4,010,009
Business Development Companies - Preferred Shares	7,136,439	3,572,730	–		10,709,169
Common Stocks	–	1,732	–	***	1,732
Open-End Funds	36,877,835	–	–		36,877,835
Preferred Stocks	–	2,500,000	–		2,500,000
Business Development Company Notes	–	2,124,526	–		2,124,526
Foreign Corporate Bonds	–	28,108,542	–		28,108,542
U.S. Corporate Bonds	–	144,493,915	–		144,493,915
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,256,093	–		1,256,093
Bank Loans	–	3,590,788	–		3,590,788
Collateralized Loan Obligations	–	68,332,136	–		68,332,136
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	235,773,095	–		235,773,095
U.S. Government Bonds and Notes	–	195,807,860	–		195,807,860
Rights	3	–	–		3
Mortgage-Backed Securities	–	46,228,590	–		46,228,590
U.S. Government / Agency Mortgage Backed Securities	–	207,214,453	–		207,214,453
Warrants	–	–	–	***	–
Short-Term Investments	67,793,779	–	–		67,793,779
Total	$341,893,031	$939,004,460	$–		$1,280,897,491

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contracts	$12,728	$–	$–	$12,728
Liabilities
Future Contracts	$(20,183)	$–	$–	$(20,183)
Total	$(7,455)	$–	$–	$(7,455)

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Business Development Company Notes	$77,321	$208,656	$–		$285,977
Closed-End Funds	953,643	–	–		953,643
Common Stocks	–	33	88,812		88,845
Bank Loans	–	6,236,522	–		6,236,522
High Yield Debt	–	43,578,092	–		43,578,092
Warrants	–	4,799	–	***	4,799
Short-Term Investments	3,634,120	–	–		3,634,120
Total	$4,665,084	$50,028,102	$88,812		$54,781,998

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$234	$–	$234
Liabilities
Forward Foreign Currency Contracts	$–	$(60,824)	$–	$(60,824)
Total	$–	$(60,590)	$–	$(60,590)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2023	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2024	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2024
High Income Fund
Common Stocks	$85,342	$–	$–	$–	$3,470	$–	$–	$–	$–	$88,812	$3,470
	$85,342	$–	$–	$–	$3,470	$–	$–	$–	$–	$88,812	$3,470

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2024:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$88,812	Market Comparable Companies	EBITDA Multiple	5.5x-6.5x (6.0x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities; they also allow the Funds to enter into various types of derivative contracts such as futures and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the year ended September 30, 2024, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of September 30, 2024:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$234
Strategic Income Fund	Interest rate risk (Future contracts)*	Variation margin receivable	$12,728

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(60,824)
Strategic Income Fund	Interest rate risk (Future contracts)*	Variation margin receivable	$(20,183)

*	Fair Value represents the cumulative unrealized appreciation (depreciation) on open futures contracts as reported in the Fund’s Schedule of Investments. Only the variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as variation margin receivable.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The effect of derivatives instruments on each Fund's Statement of Operations for the year ended September 30, 2024:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/depreciation on Forward Foreign Currency Contracts	$(143,277)	$(179,185)
Strategic Income Fund	Interest rate risk (Future contracts)	Net realized gain/(loss) on Futures Contracts / Net change in unrealized appreciation/depreciation on Futures Contracts	$748,717	$1,083,209

The derivative financial instruments’ average monthly notional amount during the year ended September 30, 2024, is noted below.

Fund	Average Monthly Notional Amount of Futures Contracts	Average Monthly Notional of Futures Contracts Sold	Average Monthly Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$–	$–	$7,164,260
Strategic Income Fund	$29,493,457	$9,421,607	$–

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of September 30, 2024.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$234	$–	$234	$(234)	$–	$–
Total	$234	$–	$234	$(234)	$–	$–

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$60,824	$–	$60,824	$(234)	$–	$60,590
Total	$60,824	$–	$60,824	$(234)	$–	$60,590

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

As of September 30, 2024, the Funds had the following unfunded loan commitments outstanding, as detailed below:

Fund	Borrower	Amount
RiverNorth/Oaktree High Income Fund	American Rock Salt Company LLC, First Lien - Initial Term Loan	$9,375
RiverNorth/Oaktree High Income Fund	ASP Unifrax	116,000
		$125,375

The Funds may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Funds for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, a Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments outstanding table above.

Annual Report | September 30, 2024	125

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

For the year ended September 30, 2024, the Adviser earned fees of $455,333, $9,225,218, and $541,416, for the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund, respectively. Of those advisor fees, $37,177, $767,287, and $22,028 remained payable for the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund, respectively, as of September 30, 2024. The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2025 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

For the year ended September 30, 2024, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2025	2026	2027
High Income Fund
Class I	$111,424	$109,573	$147,345
Class R	$11,927	$8,271	$11,201
Total	$123,351	$117,844	$158,546

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund that are attributable to the Strategic Income Fund’s investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by, or under common control with the Adviser until at least January 31, 2025. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.

For the year ended September 30, 2024, the Adviser waived $201,907 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliated fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund's Statement of Operations is reflective of this waiver of affiliated management fees. The waived fees are not subject to recoupment by the Adviser.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $28,000 per year, plus $2,000 per meeting and $1,500 per special meeting attended from the Trust. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Annual Report | September 30, 2024	127

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2024, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$2,254,209	$97,668	$–	$–	$2,351,877
Strategic Income Fund	52,584,266	–	–	21,676,410	74,260,676
High Income Fund	2,893,797	–	–	789,118	3,682,915

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2023, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$1,963,656	$3,344	$–	$145,829	$2,112,829
Strategic Income Fund	8,248,428	–	–	77,915,264	86,163,692
High Income Fund	4,075,675	–	–	108,798	4,184,473

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Components of Distributable Earnings / (Accumulated Deficit) on a Tax Basis: The tax components of distributable earnings / (accumulated deficit) are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2024, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings / (Accumulated Deficit)
Core Opportunity Fund	$(289,113)	$289,113
Strategic Income Fund	(8,831,531)	8,831,531
High Income Fund	(30,809)	30,809

At September 30, 2024, the components of distributable earnings / (accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$294,371	$(2,872,252)	$3,381,314	$–	$803,433
Strategic Income Fund	–	(185,507,111)	(85,193,342)	–	(270,700,453)
High Income Fund	–	(6,640,626)	921,657	(390,329)	(6,109,298)

Capital Losses: As of September 30, 2024, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short- Term	Non-Expiring Long- Term
Core Opportunity Fund	$1,610,695	$1,261,557
Strategic Income Fund	54,423,518	131,083,593
High Income Fund	940,123	5,700,503

The Core Opportunity Fund used capital loss carryovers during year ended September 30, 2024 in the amount of $1,005,479.

Annual Report | September 30, 2024	129

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2024, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Foreign Currency and Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$4,256,381	$(875,088)	$21	$3,381,314	$42,245,921
Strategic Income Fund*	66,376,408	(151,569,763)	13	(85,193,342)	1,366,090,847
High Income Fund*	1,817,295	(898,401)	2,763	921,657	53,863,105

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, tax treatment of premium amortization, the tax treatment of interest only securities, and tax treatment of certain other investments.

The High Income Fund elects to defer to the period ending September 30, 2025, late year ordinary losses in the amount of $390,329.

8. INVESTMENT TRANSACTIONS

Investment transactions for the year ended September 30, 2024, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$17,563,007	$24,553,968
Strategic Income Fund	364,801,533	453,155,672
High Income Fund	29,561,954	33,588,784

Investment Transactions in long term U.S. Government Obligations for the year ended September 30, 2024 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$–	$1,162,597
Strategic Income Fund	629,824,580	630,904,244

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the year ended September 30, 2024 were as follows:

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RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Strategic Income Fund

Security Name	Market Value as of October 1, 2023	Purchases	Sales	Change in Unrealized Gain (Loss)	Return of Capital	Realized Gain/Loss	Market Value as of September 30, 2024	Share Balance as of September 30, 2024	Dividends
RiverNorth/Oaktree High Income Fund – Class I	$32,574,784	$2,381,117	$–	$2,863,278	$(941,344)	$–	$36,877,835	4,137,441	$2,381,149
	$32,574,784	$2,381,117	$–	$2,863,278	$(941,344)	$–	$36,877,835	4,137,441	$2,381,149

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was most recently amended on March 26, 2024. The Revolving Credit Agreement expires on March 25, 2025. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 6.08% at September 30, 2024. For the year ended September 30, 2024, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the year ended September 30, 2024, Core Opportunity Fund, Strategic Income Fund and High Income Fund had no borrowings under the Revolving Credit Agreement.

11. BENEFICIAL OWNERSHIP

On September 30, 2024, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of September 30, 2024, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	46.57%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	51.79%
Core Opportunity Fund – Class R	National Financial Services, LLC	27.49%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	69.65%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	45.41%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	71.20%
High Income Fund – Class R	Charles Schwab & Company, Inc.	89.47%

Annual Report | September 30, 2024	131

RiverNorth Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. SUBSEQUENT EVENTS

The Trust has performed an evaluation of subsequent events through the date the financial statements and financial highlights were issued and has determined that no additional items require recognition or disclosure.

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RiverNorth Funds	Report of Independent Registered Public Accounting Firm

September 30, 2024

To the Shareholders and Board of Trustees of

RiverNorth Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RiverNorth Funds, comprising RiverNorth Core Opportunity Fund, RiverNorth/DoubleLine Strategic Income Fund, and RiverNorth/Oaktree High Income Fund (the “Funds”) as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of RiverNorth Capital Management, LLC’s investment companies since 2006.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 27, 2024

Annual Report | September 30, 2024	133

RiverNorth Funds	Additional Information

September 30, 2024 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

UNAUDITED TAX INFORMATION

The RiverNorth Core Opportunity Fund designated the following for federal income tax purposes for the year ended September 30, 2024:

	Foreign Taxes Paid	Foreign Source Income
RiverNorth Core Opportunity Fund	$6,132	$92,510

Tax-Exempt Percentage
RiverNorth Core Opportunity Fund	4.15%

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2023, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth Core Opportunity Fund	27.95%	28.20%
RiverNorth/DoubleLine Strategic Income Fund	0.00%	0.00%
RiverNorth/Oaktree High Income Fund	1.46%	1.67%

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2023, that qualify as 163(j) interest dividends:

163(j) Percentage
RiverNorth Core Opportunity Fund	19.43%
RiverNorth/DoubleLine Strategic Income Fund	0.00%
RiverNorth/Oaktree High Income Fund	82.86%

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RiverNorth Funds	Additional Information

September 30, 2024 (Unaudited)

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, RiverNorth Core Opportunity Fund designated $0 as long-term capital gain dividends.

Annual Report | September 30, 2024	135

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Jerry R. Raio

David M. Swanson

John K. Carter

J. Wayne Hutchens

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable during the period covered by this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics that is subject to Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	December 6, 2024

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	December 6, 2024